SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 4
                                    FORM S-6

                               FILE NO. 333-42257
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2 (811-05213)

A.       Exact name of trust:       IDS Life of New York Account 8

B.       Name of depositor:         IDS LIFE INSURANCE COMPANY OF NEW YORK

C.       Complete address of depositor's principal executive offices:

         20 Madison Avenue Ext. Albany, NY  12203

D.       Name and complete address of agent for service:

                            Mary Ellyn Minenko, Esq.
                     IDS Life Insurance Company of New York
                           50607 AXP Financial Center
                          Minneapolis, Minnesota 55474

 It is proposed that this filing will become effective, (check appropriate box)

   [ ]  immediately upon filing pursuant to paragraph (b)
   [X]  on May 1, 2002 pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title of securities being registered:

         Flexible Premium Survivorship Variable Life Insurance Policy

F.       Approximate date of proposed public offering: not applicable.

IDS LIFE OF NEW YORK

VARIABLE
SECOND-TO-DIE
LIFE INSURANCE

ISSUED BY:
IDS LIFE INSURANCE COMPANY OF NEW YORK


PROSPECTUS


MAY 1, 2002

A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY


IDS LIFE OF NEW YORK ACCOUNT 8

ISSUED AND SOLD BY: IDS LIFE INSURANCE COMPANY OF NEW YORK
                     (IDS LIFE OF NEW YORK)
                    20 Madison Avenue Extension
                    Albany, NY 12203
                    Telephone: (800) 541-2251
                    Web site address: americanexpress.com


This prospectus contains information about the life insurance policy that you should know before investing. Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

Variable life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable life insurance policy's features, benefits, risks and fees, and whether variable life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE POLICY IN BRIEF                                       3
KEY TERMS                                                 4
THE VARIABLE ACCOUNT                                      6
THE FUNDS                                                 6
    Fund Objectives                                      12
    Relationship Between Funds and Subaccounts           13
RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS             13
THE FIXED ACCOUNT                                        22
PURCHASING YOUR POLICY                                   22
    Application                                          22
    Right to Examine Policy                              23
    Premiums                                             23
KEEPING THE POLICY IN FORCE                              24
    Death Benefit Guarantee to Age 100                   24
    Minimum Initial Premium Period                       24
    Grace Period                                         24
    Reinstatement                                        25
LOADS, FEES AND CHARGES                                  25
    Premium Expense Charge                               25
    Monthly Deduction                                    25
    Surrender Charge                                     26
    Partial Surrender Fee                                26
    Mortality and Expense Risk Charge                    26
    Other Information on Charges                         26
    Fund Expenses                                        27
POLICY VALUE                                             30
    Fixed Account Value                                  30
    Subaccount Values                                    30
PROCEEDS PAYABLE UPON DEATH                              32
    Change in Death Benefit Option                       33
    Changes in Specified Amount                          33
    Misstatement of Age or Sex                           33
    Suicide                                              33
    Beneficiary                                          33
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS      34
    Fixed Account Transfer Policies                      34
    Minimum Transfer Amounts                             34
    Maximum Transfer Amounts                             34
    Maximum Number of Transfers per Year                 35
    Two Ways to Request a Transfer, Loan or Surrender    35
    Automated Transfers                                  35
    Automated Dollar-Cost Averaging                      36
    Asset Rebalancing                                    36
POLICY LOANS                                             37
POLICY SURRENDERS                                        38
    Total Surrenders                                     38
    Partial Surrenders                                   38
    Allocation of Partial Surrenders                     38
    Effects of Partial Surrenders                        38
    Taxes                                                38
    Exchange Right                                       38
OPTIONAL INSURANCE BENEFITS                              39
    Four-Year Term Insurance Rider                       39
    Policy Split Option Rider                            39
PAYMENT OF POLICY PROCEEDS                               39
FEDERAL TAXES                                            41
    IDS Life of New York's Tax Status                    41
    Taxation of Policy Proceeds                          41
    Modified Endowment Contracts                         41
    Other Tax Considerations                             42
IDS LIFE OF NEW YORK                                     43
    Ownership                                            43
    State Regulation                                     43
    Distribution of the Policy                           43
    Legal Proceedings                                    43
    Experts                                              44
MANAGEMENT OF IDS LIFE OF NEW YORK                       44
    Directors                                            44
    Officers Other than Directors                        45
OTHER INFORMATION                                        45
    Substitution of Investments                          45
    Voting Rights                                        45
    Reports                                              46
    Rating Agencies                                      46
POLICY ILLUSTRATIONS                                     47
    Understanding the Illustrations                      47
ANNUAL FINANCIAL INFORMATION                             52
NOTES TO FINANCIAL STATEMENTS                            78
CONDENSED FINANCIAL INFORMATION (UNAUDITED)              86

THE POLICY IN BRIEF

PURPOSE: The purpose of the policy is to provide life insurance protection on two insureds and to build policy value. The policy provides a death benefit that is payable to the beneficiary upon the last surviving insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or an addition to an existing life insurance policy. The policy allows you, as the owner, to allocate your net premiums or transfer policy value, to:



THE VARIABLE ACCOUNT, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 6)

THE FIXED ACCOUNT, which earns interest at rates that are adjusted periodically by IDS Life of New York. This rate will never be lower than 4.0%. (p. 22)

PURCHASING YOUR POLICY: To apply, send a completed application and premium payment to IDS Life of New York's home office. You will need to provide medical and other evidence that the persons you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. 22)

RIGHT TO EXAMINE POLICY: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 23)

PREMIUMS: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may make additional unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age
100. We may refuse premiums in order to comply with the Code. (p. 23)

DBG-100: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements. (p. 24)

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. (p. 24)

GRACE PERIOD: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction, and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the premium needed so that the next three monthly deductions can be paid. If you don't, the policy will lapse. (p. 24)

REINSTATEMENT: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life of New York and the payment of a sufficient premium. The DBG-100 cannot not be reinstated. (p. 25)

LOADS, FEES AND CHARGES: You pay the following charges, either directly (such as deductions from your premium payments or your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life of New York for administering and distributing the policy as well as paying policy benefits and assuming related risks:

- PREMIUM EXPENSE CHARGE -- charge deducted from each premium payment to cover some distribution expenses, state and local premium taxes and federal taxes. (p. 25)

- MONTHLY DEDUCTION -- charged against the value of your policy each month (prior to the youngest insured's attained insurance age 100), covering the cost of insurance, cost of issuing the policy, certain administrative expenses and optional insurance benefits. (p. 25)

- SURRENDER CHARGE -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 years. The surrender charge is a deferred charge for costs of issuing the policy. It is based on the initial specified amount. (p. 26)

- PARTIAL SURRENDER FEE -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less.
   (p. 26)

- MORTALITY AND EXPENSE RISK CHARGE -- applies only to the subaccounts; equals, on an annual basis, 0.9% of the average daily net asset value of the subaccounts. (p. 26)

- FUND EXPENSES -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 27)



PROCEEDS PAYABLE UPON DEATH: Prior to the youngest insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, less outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

- OPTION 1 LEVEL AMOUNT: The death benefit is the greater of the specified amount or a percentage of policy value.
- OPTION 2 VARIABLE AMOUNT: The death benefit is the greater of the specified amount plus the policy value or a percentage of policy value.

You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges.

On the youngest insured's attained insurance age 100, the proceeds payable will be the cash surrender value. (p. 32)

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than twelve transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than twelve transfers per year by phone or mail. You can also arrange for automated transfers on a monthly, quarterly, semiannual or annual basis. (p. 34)

POLICY LOANS: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan may also have tax consequences if your policy lapses or you surrender it. (p. 37)

POLICY SURRENDERS: You may cancel this policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 38)

EXCHANGE RIGHT: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. (p. 38)

OPTIONAL INSURANCE BENEFITS -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with the investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 39)

PAYMENT OF POLICY PROCEEDS: We will pay policy proceeds when you surrender the policy, the last surviving insured dies or upon the youngest insured's attained insurance age 100. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 39)

FEDERAL TAXES: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds received through full or partial surrender, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and may also be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 41)



KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full or the amount payable on the youngest insured's attained insurance age 100. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.
- Upon the youngest insured's attained insurance age 100, proceeds will be the cash surrender value.
-  On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

THE VARIABLE ACCOUNT

The variable account was established as a separate account of IDS Life of New York pursuant to resolution of the board of directors of IDS Life of New York adopted on September 12, 1985. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life of New York. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life of New York will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------
Equity          IDS Life Series       Objective: capital appreciation.                 IDS Life Insurance Company
                Fund - Equity         Invests primarily in common stocks and           (IDS Life), investment manager;
                Portfolio             other securities convertible into common         American Express Financial
                                      stock.                                           Corporation (AEFC), investment
                                                                                       adviser.

Equity Income   IDS Life Series       Objective: to provide a high level of current    IDS Life, investment manager;
                Fund - Equity         income and, as a secondary goal, steady growth   AEFC, investment adviser.
                Income Portfolio      of capital. Invests primarily in equity
                                      securities. Under normal market conditions,
                                      the Fund will invest at least 80% of its net
                                      assets in equity securities.

Government      IDS Life Series       Objective: to provide a high current return      IDS Life, investment manager;
Securities      Fund - Government     and safety of principal. Under normal market     AEFC, investment adviser.
                Securities            conditions, at least 80% of the Fund's
                Portfolio             net assets are invested in securities
                                      issued or guaranteed as to principal
                                      and interest by the U.S. government
                                      and its agencies.

Income          IDS Life Series       Objective: to maximize current income while      IDS Life, investment manager;
                Fund - Income         attempting to conserve the value of the          AEFC, investment adviser.
                Portfolio             investment and to continue the high level of
                                      income for the longest period of time.  Under
                                      normal market conditions, the Fund primarily
                                      will invest in debt securities. At least 50%
                                      of net assets are invested in investment
                                      grade corporate bonds, certain unrated
                                      debt obligations that are believed to be
                                      of the same investment quality and
                                      government securities.

International   IDS Life Series       Objective: capital appreciation. Under normal    IDS Life, investment manager;
Equity          Fund - International  market conditions, at least 80% of the Fund's    AEFC, investment adviser.
                Equity Portfolio      net assets will be invested in equity
                                      securities. Invests primarily in securities of
                                      companies located outside the U.S.

                                        6

SUBACCOUNT      INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER OR MANAGER
---------------------------------------------------------------------------------------------------------------------------
Managed         IDS Life Series       Objective: to maximize total investment return   IDS Life, investment manager; AEFC,
                Fund - Managed        through a combination of capital appreciation    investment adviser.
                Portfolio             and current income. Invests primarily in a
                                      combination of equity and debt securities. The
                                      Fund will invest in a combination of common and
                                      preferred stocks, convertible securities,
                                      debt securities, and money market
                                      instruments. Investments will be
                                      continuously adjusted subject to the
                                      following three net asset limits: (1) up
                                      to 75% in equity securities, (2) up to
                                      75% in bonds or other debt securities,
                                      and (3) up to 100% in money market
                                      instruments, of the assets invested in
                                      bonds, at least 50% will be investment
                                      grade corporate bonds (or in other bonds
                                      that the investment manager believes have
                                      the same investment qualities) and in
                                      government bonds.

Money Market    IDS Life Series       Objective: to provide maximum current income     IDS Life, investment manager; AEFC,
                Fund - Money Market   consistent with liquidity and conservation of    investment adviser.
                Portfolio             capital. Invests primarily in money market
                                      investments, such as marketable debt
                                      obligations issued by the U.S. government or
                                      its agencies, bank certificates of deposit,
                                      bankers' acceptances, letters of credit and
                                      high-grade commercial paper.

YBC             AXP(R) Variable       Objective: long-term total return exceeding      IDS Life, investment manager; AEFC,
                Portfolio - Blue      that of the U.S. stock market. Invests           investment adviser.
                Chip Advantage Fund   primarily in blue chip stocks. Blue chip stocks
                                      are issued by companies with a market
                                      capitalization of at least $1 billion, an
                                      established management, a history of
                                      consistent earnings and a leading
                                      position within their respective
                                      industries.

YBD             AXP(R) Variable       Objective: high level of current income while    IDS Life, investment manager; AEFC,
                Portfolio - Bond      conserving the value of the investment and       investment adviser.
                Fund                  continuing a high level of income for the
                                      longest time period. Invests primarily in bonds
                                      and other debt obligations.

YCR             AXP(R) Variable       Objective: capital appreciation. Invests         IDS Life, investment manager; AEFC,
                Portfolio - Capital   primarily in U.S. common stocks and other        investment adviser.
                Resource Fund         securities convertible into common stocks.

YCM             AXP(R) Variable       Objective: maximum current income consistent     IDS Life, investment manager; AEFC,
                Portfolio - Cash      with liquidity and stability of principal.       investment adviser.
                Management Fund       Invests primarily in money market securities.

YDE             AXP(R) Variable       Objective: high level of current income and, as  IDS Life, investment manager; AEFC,
                Portfolio -           a secondary goal, steady growth of capital.      investment adviser.
                Diversified Equity    Invests primarily in dividend-paying common
                Income Fund           and preferred stocks.

                                        7

SUBACCOUNT      INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER OR MANAGER
---------------------------------------------------------------------------------------------------------------------------
YEM             AXP(R) Variable       Objective: long-term capital growth. Invests     IDS Life, investment manager; AEFC,
                Portfolio -           primarily in equity securities of companies in   investment adviser; American
                Emerging Markets      emerging market countries.                       Express Asset Management
                Fund                                                                   International, Inc., a wholly-owned
                                                                                       subsidiary of AEFC, is the
                                                                                       sub-adviser.

YEX             AXP(R) Variable       Objective: high current income, with capital     IDS Life, investment manager; AEFC,
                Portfolio - Extra     growth as a secondary objective. Invests         investment adviser.
                Income Fund           primarily in long-term, high-yielding,
                                      high-risk corporate bonds (junk bonds) issued
                                      by U.S. and foreign companies and governments.

YFI             AXP(R) Variable       Objective: high level of current income and      IDS Life, investment manager; AEFC,
                Portfolio - Federal   safety of principal consistent with an           investment adviser.
                Income Fund           investment in U.S. government and government
                                      agency securities. Invests primarily in debt
                                      obligations issued or guaranteed as to
                                      principal and interest by the U.S. government,
                                      its agencies or instrumentalities.

YGB             AXP(R) Variable       Objective: high total return through income and  IDS Life, investment manager; AEFC,
                Portfolio - Global    growth of capital. Non-diversified mutual fund   investment adviser.
                Bond Fund             that invests primarily in debt securities of
                                      U.S. and foreign issuers. This is a
                                      non-diversified mutual fund.

YGR             AXP(R) Variable       Objective: long-term capital growth. Invests     IDS Life, investment manager; AEFC,
                Portfolio - Growth    primarily in common stocks and securities        investment adviser.
                Fund                  convertible into common stocks that appear to
                                      offer growth opportunities.

YIE             AXP(R) Variable       Objective: capital appreciation. Invests         IDS Life, investment manager; AEFC,
                Portfolio -           primarily in stocks or convertible securities    investment adviser. American
                International Fund    of foreign issuers that offer strong growth      Express Asset Management
                                      potential.                                       International, Inc., a wholly-owned
                                                                                       subsidiary of AEFC, is the
                                                                                       sub-adviser.

YMF             AXP(R) Variable       Objective: maximum total investment return       IDS Life, investment manager; AEFC,
                Portfolio - Managed   through a combination of capital growth and      investment adviser.
                Fund                  current income. Invests primarily in a
                                      combination of common and preferred
                                      stocks, convertible securities, bonds and
                                      other debt securities.

YND             AXP(R) Variable       Objective: long-term growth of capital.          IDS Life, investment manager; AEFC,
                Portfolio - NEW       Invests primarily in common stocks showing       investment adviser.
                DIMENSIONS FUND(R)    potential for significant growth.

YIV             AXP(R) Variable       Objective: long-term capital appreciation.       IDS Life, investment manager; AEFC,
                Portfolio - S&P 500   Non-diversified fund that invests                investment adviser.
                Index Fund            primarily in securities that are expected
                                      to provide investment results that
                                      correspond to the performance of the
                                      S&P 500 Index.

                                        8

SUBACCOUNT      INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER OR MANAGER
---------------------------------------------------------------------------------------------------------------------------
YSM             AXP(R) Variable       Objective: long-term capital growth. Invests     IDS Life, investment manager; AEFC,
                Portfolio - Small     primarily in equity stocks of small companies    investment adviser; Kenwood Capital
                Cap Advantage Fund    that are often included in the S&P SmallCap      Management LLC, sub-adviser.
                                      600 Index or the Russell 2000 Index.

YSA             AXP(R) Variable       Objective: capital appreciation. Invests         IDS Life, investment manager; AEFC,
                Portfolio -           primarily in equity securities of growth         investment adviser.
                Strategy Aggressive   companies.
                Fund

YCA             AIM V.I. Capital      Objective: growth of capital. Invests            A I M Advisors, Inc.
                Appreciation Fund,    principally in common stocks of companies
                Series I              likely to benefit from new or innovative
                                      products, services or processes as well
                                      as those with above-average growth and
                                      excellent prospects for future growth.

YCD             AIM V.I. Capital      Objective: long-term growth of capital. Invests  A I M Advisors, Inc.
                Development Fund,     primarily in securities (including common
                Series I              stocks, convertible securities and bonds) of
                                      small- and medium-sized companies.

YGI             AIM V.I. Core         Objective: growth of capital, with current       A I M Advisors Inc.
                Equity Fund,          income as a secondary objective. Invests at
                Series I (previously  least 65% of its net assets, plus the amount of
                AIM V.I. Growth       any borrowings for investment purposes, in
                and Income Fund,      securities of established companies that have
                Series I)             long-term above-average growth in earnings and
                                      dividends and growth companies that are
                                      believed to have the potential for
                                      above-average growth in earnings and dividends.

YIR             American Century(R)   Objective: long-term capital growth. Invests     American Century Investment
                VP International      primarily in stocks of growing foreign           Management, Inc.
                                      companies in developed countries.

YVL             American Century(R)   Objective: long-term capital growth, with        American Century Investment
                VP Value              income as a secondary objective. Invests         Management, Inc.
                                      primarily in stocks of companies that
                                      management believes to be undervalued at the
                                      time of purchase.

YSB             Calvert Variable      Objective: income and capital growth. Invests    Calvert Asset Management Company,
                Series, Inc. Social   primarily in stocks, bonds and money market      Inc. (CAMCO), investment adviser.
                Balanced Portfolio    instruments which offer income and capital       SSgA Funds Management, Inc. and
                                      growth opportunity and which satisfy the         Brown Capital Management are the
                                      investment and social criteria.                  sub-investment advisers.

YEG             Credit Suisse Trust   Objective: maximum capital appreciation.         Credit Suisse Asset  Management, LLC
                - Emerging Growth     Invests in U.S. equity securities of
                Portfolio             emerging-growth companies with growth
                                      characteristics such as positive earnings and
                                      potential for accelerated growth.

YSC             Credit Suisse Trust   Objective: capital growth. Invests in equity     Credit Suisse Asset  Management, LLC
                - Small Cap Growth    securities of small U.S. companies which are
                Portfolio             either developing companies or older companies
                (previously Credit    in a growth stage or are providing products or
                Suisse Warburg        services with a high unit volume growth rate.
                Pincus Trust -
                Small Company
                Growth Portfolio)

                                                 9

SUBACCOUNT      INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------
YGC             Fidelity VIP Growth   Strategy: high total return through a            Fidelity Management & Research
                & Income Portfolio    combination of current income and capital        Company (FMR), investment manager;
                (Service Class)       appreciation. Normally invests a majority of     FMR U.K. and FMR Far East,
                                      assets in common stocks with a focus on those    sub-investment advisers.
                                      that pay current dividends and show potential
                                      for capital appreciation.

YMP             Fidelity VIP Mid      Strategy: long-term growth of capital.           FMR, investment manager; FMR U.K.
                Cap Portfolio         Normally invests at least 80% of assets in       and FMR Far East, sub-investment
                (Service Class)       securities of companies with medium market       advisers.
                                      capitalization common stocks.

YOS             Fidelity VIP          Strategy: long-term growth of capital.           FMR, investment manager; FMR U.K.,
                Overseas Portfolio    Invests primarily in common stocks of            FMR Far East, Fidelity
                (Service Class)       foreign securities.                              International Investment Advisers
                                                                                       (FIIA) and FIIA U.K.,
                                                                                       sub-investment advisers.

YRE             FTVIPT Franklin       Objective: capital appreciation with a           Franklin Advisers, Inc.
                Real Estate Fund -    secondary goal to earn current income. Invests
                Class 2               at least 80% of its net assets in investments
                                      of companies operating in the real estate
                                      industry. The Fund invests primarily in
                                      equity real estate investment trusts
                                      (REITs).

YSV             FTVIPT Franklin       Objective: long-term total return. Invests at    Franklin Advisory Services, LLC
                Small Cap Value       least 80% of its net assets in investments of
                Securities Fund -     small capitalization companies. For this Fund,
                Class 2 (previously   small-capitalization companies are those that
                FTVIPT Franklin       have a market cap not exceeding $2.5 billion,
                Value Securities      at the time of purchase. Invests primarily in
                Fund - Class 2)       equity securities of companies the manager
                                      believes are selling substantially below
                                      the underlying value of their assets or
                                      their private market value.

YIF             FTVIPT Templeton      Objective: long-term capital growth. Invests at  Templeton Investment Counsel, LLC
                Foreign Securities    least 80% of its net assets in foreign
                Fund - Class 2        securities, including those in emerging markets.
                (previously FTVIPT
                Templeton
                International
                Securities Fund -
                Class 2). FTVIPT
                Templeton
                International Smaller
                Companies fund -
                Class 2 merged into
                this Fund as of
                April 30, 2002.

YSE             Goldman Sachs VIT     Objective: seeks long-term growth of capital.    Goldman Sachs Asset Management
                CORE(SM) Small Cap    Invests, under normal circumstances, at least
                Equity Fund           80% of its net assets plus any borrowing for
                                      investment purposes (measured at the time of
                                      purchase) in a broadly diversified portfolio of
                                      equity investments of U.S. issuers which are
                                      included in the Russell 2000 Index at the time
                                      of investment.

                                       10

SUBACCOUNT      INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------
YUE             Goldman Sachs VIT     Objective: seeks long-term growth of capital     Goldman Sachs Asset Management
                CORE(SM) U.S.         and dividend income. Invests, under normal
                Equity Fund           circumstances, at least 90% of its total assets
                                      (not including securities lending collateral
                                      and any investment of that collateral) measured
                                      at the time of purchase in a broadly
                                      diversified portfolio of large-cap and blue
                                      chip equity investments representing all major
                                      sectors of the U.S. economy.

YMC             Goldman Sachs VIT     Objective: seeks long-term capital               Goldman Sachs Asset Management
                Mid Cap Value Fund    appreciation. Invests, under normal
                                      circumstances, at least 80% of its net
                                      assets plus any borrowing from investment
                                      purposes (measured at the time of
                                      purchase) in a diversified portfolio of
                                      equity investments in mid-capitalization
                                      companies within the range of the market
                                      capitalization of companies constituting
                                      the Russell Midcap Value Index at the
                                      time of investment.

YAG             Janus Aspen Series    Objective: long-term growth of capital.          Janus Capital
                Aggressive Growth     Non-diversified mutual fund that invests
                Portfolio: Service    primarily in common stocks selected for their
                Shares                growth potential and normally invests at least
                                      50% of its equity assets in medium-sized
                                      companies.

YGT             Janus Aspen Series    Objective: long-term growth of capital.          Janus Capital
                Global Technology     Non-diversified mutual fund that invests
                Portfolio: Service    primarily in equity securities of U.S. and
                Shares                foreign companies selected for their growth
                                      potential. Normally invests at least 65%
                                      of total assets in securities of
                                      companies that the portfolio manager
                                      believes will benefit significantly from
                                      advancements or improvements in
                                      technology.

YIG             Janus Aspen Series    Objective: long-term growth of capital.          Janus Capital
                International         Invests at least 65% of its total assets in
                Growth Portfolio:     securities of issuers from at least five
                Service Shares        different countries, excluding the U.S. It may
                                      at times invest all of its assets in
                                      fewer than five countries or even a
                                      single country.

YIP             Lazard Retirement     Objective: long-term capital appreciation.       Lazard Asset Management
                International         Invests primarily in equity securities,
                Equity Portfolio      principally common stocks of relatively large
                                      non-U.S. companies with market
                                      capitalizations in the range of the
                                      Morgan Stanley Capital International
                                      (MSCI) Europe, Australia and Far East
                                      (EAFE(R)) Index that the Investment
                                      Manager believes are undervalued based on
                                      their earnings, cash flow or asset
                                      values.

YGW             MFS(R) Investors      Objective: long-term growth of capital and       MFS Investment Management(R)
                Growth Stock Series   future income. Invests at least 80% of its
                - Service Class       total assets in common stocks and related
                                      securities of companies which MFS
                                      believes offer better than average
                                      prospects for long-term growth.

                                       11

SUBACCOUNT      INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER OR MANAGER
---------------------------------------------------------------------------------------------------------------------------
YDS             MFS(R) New Discovery  Objective: capital appreciation. Invests         MFS Investment Management(R)
                Series - Service      primarily in equity securities of emerging
                Class                 growth companies.

YPH             Putnam VT High        Objective: high current income. Capital growth   Putnam Investment Management, LLC
                Yield Fund - Class    is a secondary goal when consistent with
                IB Shares             achieving high current income. The fund seeks
                                      its goal by investing in at least 80% of the
                                      fund's net assets in U.S. corporate bonds rated
                                      below investment-grade (junk bonds) and
                                      that have intermediate to long-term
                                      maturities (three years or longer).

YIO             Putnam VT             Objective: long-term capital appreciation. The   Putnam Investment Management, LLC
                International New     fund seeks its goal by investing mainly in
                Opportunities Fund    common stock of companies outside the United
                - Class IB Shares     States with a focus on growth stocks.

YNO             Putnam VT New         Objective: long-term capital appreciation. The   Putnam Investment Management, LLC
                Opportunities Fund    fund seeks its goal by investing mainly in
                -  Class IA Shares    common stocks of U.S. companies with a focus on
                                      growth stocks in sectors that Putnam
                                      Management believes to have high growth
                                      potential.

YVS             Putnam VT Vista       Objective: capital appreciation. The fund seeks  Putnam Investment Management, LLC
                Fund - Class IB       its goal by investing mainly in common stocks
                Shares                of U.S. companies with a focus on growth stocks.

YMI             Royce Micro-Cap       Objective: long-term growth of capital. Invests  Royce & Associates, LLC
                Portfolio             primarily in a broadly diversified portfolio of
                                      equity securities issued by micro-cap companies
                                      (companies with stock market capitalizations
                                      below $400 million).

YVA             Third Avenue Value    Objective: long-term capital appreciation.       EQSF Advisers, Inc.
                Portfolio             Invests primarily in common stocks of
                                      well-financed, well managed companies at
                                      a substantial discount to what the
                                      Adviser believes is their true value.

YIC             Wanger                Objective: long-term growth of capital.          Liberty Wanger Asset Management,
                International         Invests primarily in stocks of small- and        L.P.
                Small Cap             medium-size non-U.S. companies with
                                      capitalizations of less than $2 billion.

YSP             Wanger U.S. Smaller   Objective: long-term growth of capital.          Liberty Wanger Asset Management,
                Companies             Invests primarily in stocks of small- and        L.P.
                (previously Wanger    medium-size U.S. companies with capitalizations
                U.S. Small Cap)       of less than $2 billion.


FUND OBJECTIVES
A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

DIVERSIFICATION: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.


RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS


This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."


RATES OF RETURN OF THE FUNDS: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2001


                                                                                                                   10 YEARS OR SINCE
FUND                                                                              1 YEAR     3 YEARS      5 YEARS     COMMENCEMENT
IDS Life Series Fund, Inc. -
      Equity Portfolio (1/86)(1)                                                 (31.49)%     (2.27)%      4.28%          9.63%
      Equity Income Portfolio (6/99)(1)                                            1.85          --          --          (0.04)
      Government Securities Portfolio (1/86)(1)                                    6.11        5.26        6.54           6.47
      Income Portfolio (1/86)(1)                                                   8.13        5.04        5.73           7.14
      International Equity Portfolio (10/94)(1)                                  (27.90)      (9.14)      (0.65)          7.18
      Managed Portfolio (1/86)(1)                                                (19.30)      (4.68)       3.16           7.81
      Money Market Portfolio (1/86)(1) (1.85% Simple, 1.87% Compound)(2)           3.88        4.86        4.95           4.45

AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)(1)                                         (16.49)         --          --          (6.91)
      Bond Fund (10/81)(1)                                                         7.67        4.90        4.98           7.21
      Capital Resource Fund (10/81)(1)                                           (18.11)      (5.78)       5.20           6.81
      Cash Management Fund (10/81)(1)
      (1.64% Simple, 1.65% Compound)(2)                                            3.74        4.76        4.92           4.48
      Diversified Equity Income Fund (9/99)(1)                                     2.14          --          --           2.64
      Emerging Markets Fund (5/00)(1)                                             (1.38)         --          --         (17.58)
      Extra Income Fund (5/96)(1)                                                  4.93        0.36        1.84           2.63
      Federal Income Fund (9/99)(1)                                                6.29          --          --           6.61

                                       13

                                                                                                                   10 YEARS OR SINCE
FUND                                                                              1 YEAR     3 YEARS      5 YEARS    COMMENCEMENT
AXP(R) Variable Portfolio (cont.) -
      Global Bond Fund (5/96)(1)                                                   1.34%       0.01%       2.33%          3.44%
      Growth Fund (9/99)(1)                                                      (30.95)         --          --         (16.01)
      International Fund (1/92)(1)                                               (28.69)      (7.97)      (1.49)          3.81
      Managed Fund (4/86)(1)                                                     (10.59)       0.10        6.78           8.74
      NEW DIMENSIONS FUND(R) (5/96)(1)                                           (16.71)      (0.01)       9.85          10.77
      S&P 500 Index Fund (5/00)(1)                                               (12.46)         --          --         (13.22)
      Small Cap Advantage Fund (9/99)(1)                                          (6.53)         --          --           4.39
      Strategy Aggressive Fund (1/92)(1)                                         (32.91)      (2.42)       1.44           6.65

AIM V.I.
      Capital Appreciation Fund, Series I (5/93)(1)                              (23.28)      (0.39)       6.00          11.75
      Capital Development Fund, Series I (5/98)(1)                                (8.08)       9.04         N/A           0.50
      Core Equity Fund, Series I (5/94)(1)                                       (22.83)      (3.98)       7.28          11.36
      (previously AIM V.I. Growth and Income Fund, Series I)

American Century(R) Variable Portfolios, Inc.
      VP International (5/94)(1)                                                 (29.17)      (1.13)       6.37           6.84
      VP Value (5/96)(1)

Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)(1)                                         (6.94)       0.39        7.15           8.79

Credit Suisse Trust
      Emerging Growth Portfolio (9/99)(1)                                        (16.41)        N/A         N/A           3.66
      Small Cap Growth Portfolio (6/95)(1)                                       (16.01)       5.16        5.49          10.03
      (previously Credit Suisse Warburg Pincus Trust - Small Company
      Growth Portfolio)

FTVIPT
      Growth & Income Portfolio (Service Class) (12/96)(1), (3)                   (8.85)      (1.44)       9.99            N/A
      Mid Cap Portfolio (Service Class) (12/98)(1), (3)                           (3.36)      24.33         N/A            N/A
      Overseas Portfolio (Service Class) (1/87)(1), (3)                          (21.27)      (3.22)       2.64           5.85

FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1), (4)                           7.88        9.95        5.94          10.22
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1), (4)           13.79       12.99         N/A           3.23
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Templeton Foreign Securities Fund - Class 2 (5/92)(1), (5), (11)           (15.99)       0.35        4.63           9.64
      (previously FTVIPT Templeton International Securities Fund - Class 2)
      Templeton International Smaller Companies Fund - Class 2 (5/96)(1), (4)     (2.64)       6.01        0.58           2.62

Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund (2/98)(1), (6)                                4.53        7.72         N/A           3.29
      CORE(SM) U.S. Equity Fund (2/98)(1), (6)                                   (11.94)      (0.36)        N/A           3.31
      Mid Cap Value Fund (5/98)(1)                                                 6.82       11.51         N/A           5.06

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares (9/93)(1), (7)                 (39.59)      (2.75)       6.79          12.22
      Global Technology Portfolio: Service Shares (1/00)(1), (8)                 (37.31)        N/A         N/A         (36.41)
      International Growth Portfolio: Service Shares (5/94)(1), (7)              (23.43)       4.85        9.78          13.47

Lazard Retirement Series
      International Equity Portfolio (9/98)(1)                                   (24.06)      (5.89)        N/A          (1.97)

                                       14

                                                                                                                   10 YEARS OR SINCE
FUND                                                                              1 YEAR     3 YEARS      5 YEARS     COMMENCEMENT
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1), (9)               (24.83)%       N/A         N/A          (0.50)%
      New Discovery Series - Service Class (5/98)(1), (9)                         (5.25)      17.19         N/A          14.53)

Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares (2/88)(1), (10)                  3.65        0.11        1.51           7.50
      Putnam VT International New Opportunities Fund -
      Class IB Shares (1/97)(1), (10)                                            (28.68)      (3.91)        N/A           0.42
      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)               (29.99)      (4.31)       6.09          11.60
      Putnam VT Vista Fund - Class IB Shares (1/97)(1), (10)                     (33.50)      (0.90)        N/A           7.44

Royce Capital Fund
      Micro-Cap Portfolio (12/96)(1)                                              29.71       25.37       19.98          19.96

Third Avenue
      Value Portfolio (9/99)(1)                                                   13.68         N/A         N/A          27.27

Wanger
      International Small Cap (5/95)(1)                                          (21.27)       8.75        8.07          15.53
      U.S. Smaller Companies (5/95)(1)                                            11.39        8.56       12.47          18.27
      (previously Wanger U.S. Small Cap)



(1)  (Commencement date of the fund.)
(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.
(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(6)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
(7) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares; adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

RATES OF RETURN OF SUBACCOUNTS
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following table reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 9.5% premium expense charge. In the second table, the rates of return do not reflect the 9.5% premium expense charge. In both tables the rates do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been significantly lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001



                                                           PERFORMANCE SINCE                     PERFORMANCE SINCE
                                                    COMMENCEMENT OF THE SUBACCOUNT            COMMENCEMENT OF THE FUND
                                                                                 SINCE                                    SINCE
SUBACCOUNT    INVESTING IN                         1 YEAR   5 YEARS 10 YEARS COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              IDS Life Series Fund, Inc. -

 Equity         Equity Portfolio (8/87; 1/86)(1)   (38.56)%   1.30%   7.57%     8.82%     (38.56)%  1.30%     7.57%       9.99%

 Equity Income  Equity Income Portfolio
                (11/00; 6/99)(1)                    (8.66)      --      --     (5.32)      (8.66)     --        --       (4.75)

 Government     Government Securities
 Securities     Portfolio (8/87; 1/86)(1)           (4.85)    3.49    4.47      6.06       (4.85)   3.49      4.47        5.40

 Income         Income Portfolio (8/87; 1/86)(1)    (3.02)    2.70    5.13      6.36       (3.02)   2.70      5.13        5.70

 International  International Equity
 Equity         Portfolio (10/94; 10/94)(1)        (35.34)   (3.48)     --      4.75      (35.34)  (3.48)       --        4.75

 Managed        Managed Portfolio (8/87; 1/86)(1)  (27.63)    0.22    5.78      8.01      (27.63)   0.22      5.78        8.69

 Money Market   Money Market Portfolio
                (8/87; 1/86)(1)                     (6.83)    1.95    2.50      3.59       (6.83)   1.95      2.50        3.69

              AXP(R) Variable Portfolio -

 YBC            Blue Chip Advantage Fund
                (11/00; 9/99)(1)                   (25.10)      --      --    (24.37)     (25.10)     --        --      (11.67)

 YBD            Bond Fund (11/00; 10/81)(1)         (3.45)      --      --     (0.87)      (3.45)   1.99      5.34        8.76

 YCR            Capital Resource Fund
                (11/00; 10/81)(1)                  (26.56)      --      --    (25.43)     (26.56)   2.20      4.81       10.53

 YCM            Cash Management Fund
                (11/00; 10/81)(1)                   (6.96)      --      --     (5.64)      (6.96)   1.93      2.53        4.93

 YDE            Diversified Equity Income
                Fund (11/00; 9/99)(1)               (8.39)      --      --     (4.98)      (8.39)     --        --       (2.61)

 YEM            Emerging Markets Fund
                (11/00; 5/00)(1)                   (11.58)      --      --    (14.05)     (11.58)     --        --      (23.07)

 YEX            Extra Income Fund
                (11/00; 5/96)(1)                    (5.85)      --      --     (7.35)      (5.85)  (1.06)       --       (0.06)

 YFI            Federal Income Fund
                (11/00; 9/99)(1)                    (4.84)      --      --     (2.37)      (4.84)     --        --        1.12

 YGB            Global Bond Fund (11/00; 5/96)(1)   (9.23)      --      --     (3.64)      (9.23)  (0.61)       --        0.70

 YGR            Growth Fund (11/00; 9/99)(1)       (38.08)      --      --    (39.91)     (38.08)     --        --      (20.31)

 YIE            International Fund
                (11/00; 1/92)(1)                   (36.04)      --      --    (33.24)     (36.04)  (4.30)       --        1.90

 YMF            Managed Fund (11/00; 4/86)(1)      (19.82)      --      --    (17.19)     (19.82)   3.73      6.76        8.53

 YND            NEW DIMENSIONS FUND(R)
                (11/00; 5/96)(1)                   (25.31)      --      --    (23.72)     (25.31)   6.71        --        7.86

 YIV            S&P 500 Index Fund
                (11/00; 5/00)(1)                   (21.50)      --      --    (20.89)     (21.50)     --        --      (19.00)

 YSM            Small Cap Advantage Fund
                (11/00; 9/99)(1)                   (16.17)      --      --    (12.77)     (16.17)     --        --       (0.95)

 YSA            Strategy Aggressive Fund
                (11/00; 1/92)(1)                   (39.83)      --      --    (40.46)     (39.83)  (1.46)       --        4.66

              AIM V.I.

 YCA            Capital Appreciation Fund,
                Series I (11/00; 5/93)(1)          (31.19)      --      --    (32.08)     (31.19)   2.98        --        9.48

 YCD            Capital Development Fund,
                Series I (11/00; 5/98)(1)          (17.57)      --      --    (14.14)     (17.57)     --        --        1.34

 YGI            Core Equity Fund, Series I
                (11/96; 5/94)(1)                   (30.79)    4.22      --      4.16      (30.79)   4.22        --        8.93
                (previously AIM V.I. Growth and
                 Income Fund, Series I)

                                        16

                                                           PERFORMANCE SINCE                     PERFORMANCE SINCE
                                                    COMMENCEMENT OF THE SUBACCOUNT            COMMENCEMENT OF THE FUND
                                                                                 SINCE                                    SINCE
SUBACCOUNT   INVESTING IN                          1 YEAR   5 YEARS 10 YEARS COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
             American Century(R) Variable
                Portfolios, Inc.

 YIR            VP International (11/00; 5/94)(1)  (36.48%)     --%     --%   (31.87%)    (36.48%)  1.68%       --%       3.35%

 YVL            VP Value (11/00; 5/96)(1)            1.19       --      --      7.83        1.19    8.62        --        9.67

             Calvert Variable Series, Inc.

 YSB           Social Balanced Portfolio
               (11/00; 9/86)(1)                    (16.41)      --      --    (16.19)      (16.41)  4.10      6.75        7.64

             Credit Suisse Trust

 YEG           Emerging Growth Portfolio
               (11/00; 9/99)(1)                    (25.03)      --      --    (22.77)     (25.03)     --        --       (1.62)

 YSC           Small Cap Growth Portfolio
               (11/00; 6/95)(1)                    (24.67)      --      --    (23.10)     (24.67)   2.50        --        7.38
               (previously Credit Suisse Warburg
                Pincus Trust - Small Company
                Growth Portfolio)

             Fidelity VIP

 YGC           Growth & Income Portfolio
               (Service Class)
               (11/00; 12/96)(1),(2)               (18.25)      --      --    (16.59)     (18.25)   6.85        --        6.86

 YMP           Mid Cap Portfolio
               (Service Class)
               (11/00; 12/98)(1),(2)               (13.33)      --      --     (6.83)     (13.33)     --        --       20.40

 YOS           Overseas Portfolio
               (Service Class)
               (11/00; 1/87)(1),(2)                (29.39)      --      --    (27.83)     (29.39)  (0.28)     3.86        4.37

             FTVIPT

 YRE           Franklin Real Estate Fund -
               Class 2 (11/00; 1/89)(1),(3)         (3.24)      --      --      4.06       (3.24)   2.92      9.36        8.40

 YSV           Franklin Small Cap Value Securities
               Fund - Class 2 (11/00; 5/98)(1),(3)   2.05       --      --      8.69        2.05      --        --       (0.45)
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)

 YIF           Templeton Foreign Securities Fund -
               Class 2 (11/00; 5/92)(1),(4),(10)   (24.66)      --      --    (19.31)     (24.66)    1.64       --        7.55
               (previously FTVIPT Templeton
                International Securities
                Fund - Class 2)

 YIS           Templeton International Smaller
               Companies Fund - Class 2
               (11/00; 5/96)(1),(3)                (12.68)      --      --     (9.82)     (12.68)  (2.27)       --       (0.05)

             Goldman Sachs VIT

 YSE           CORE(SM) Small Cap
               Equity Fund (11/00; 2/98)(1),(5)     (6.25)      --      --     (2.96)      (6.25)     --        --       (0.26)

 YUE           CORE(SM) U.S. Equity
               Fund (11/00; 2/98)(1),(5)           (21.02)      --      --    (20.65)     (21.02)     --        --       (0.23)

 YMC           Mid Cap Value Fund (11/00; 5/98)(1)   0.51       --      --      10.26       0.51      --        --        2.64

             Janus Aspen Series

 YAG           Aggressive Growth Portfolio:
               Service Shares (11/00; 9/93)(1),(6) (45.82)      --      --    (47.84)     (45.82)   3.76        --        9.90

 YGT           Global Technology Portfolio:
               Service Shares (11/00; 1/00)(1),(7) (43.78)      --      --    (47.26)     (43.78)     --        --      (39.99)

 YIG           International Growth Portfolio:
               Service Shares (11/00; 5/94)(1),(6) (31.33)      --      --    (30.78)     (31.33)   6.76        --       11.18

             Lazard Retirement Series

 YIP           International Equity
               Portfolio (11/00; 9/98)(1)          (31.90)      --      --    (27.62)     (31.90)     --        --       (5.70)

             MFS(R)

 YGW           Investors Growth Stock Series -
               Service Class (11/00; 5/99)(1),(8)  (32.59)      --      --    (31.41)     (32.59)     --        --       (5.04)

 YDS           New Discovery Series -
               Service Class (11/00; 5/98)(1),(8)  (15.03)      --      --    (14.04)     (15.03)     --        --       10.43

                                       17

                                                           PERFORMANCE SINCE                     PERFORMANCE SINCE
                                                    COMMENCEMENT OF THE SUBACCOUNT            COMMENCEMENT OF THE FUND
                                                                                 SINCE                                    SINCE
SUBACCOUNT    INVESTING IN                         1 YEAR   5 YEARS 10 YEARS COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              Putnam Variable Trust

 YPH            Putnam VT High Yield -
                Class IB Shares
                (11/00; 2/88)(1),(9)                (7.04)%     --%     --%    (7.71)%     (7.04)% (1.39)%    5.23%       5.77%

 YIO            Putnam VT International New
                Opportunities Fund - Class
                IB Shares (11/00; 1/97)(1),(9)     (36.03)      --      --    (35.28)     (36.03)     --        --       (2.44)

 YNO            Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)   (37.21)    3.06      --      2.53      (37.21)   3.06        --        9.18

 YVS            Putnam VT Vista Fund -
                Class IB Shares
                (11/00; 1/97)(1),(9)               (40.36)      --      --    (39.17)     (40.36)     --        --        4.42

              Royce Capital Fund

 YMI            Micro-Cap Portfolio
                (11/00; 12/96)(1)                   16.33       --      --     19.85       16.33   16.54        --       16.54

              Third Avenue

 YVA            Value Portfolio (11/00; 9/99)(1)     1.96       --      --      9.98        1.96      --        --       20.73

              Wanger

 YIC            International Small Cap
                (11/00; 5/95)(1)                   (29.29)      --      --    (31.82)     (29.29)   5.00        --       12.82

 YSP             U.S. Smaller Companies
                (11/00; 5/95)(1)                    (0.10)      --      --      5.37)      (0.10)   9.23        --       15.46
                (previously Wanger U.S. Small Cap)



(1)  (Commencement date of the subaccount; Commencement date of the fund.)
(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001



                                                           PERFORMANCE SINCE                         PERFORMANCE SINCE
                                                     COMMENCEMENT OF THE SUBACCOUNT               COMMENCEMENT OF THE FUND
                                                                                 SINCE                                    SINCE
SUBACCOUNT    INVESTING IN                         1 YEAR   5 YEARS 10 YEARS COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              IDS Life Series Fund, Inc. -

 Equity         Equity Portfolio (8/87; 1/86)(1)   (32.11)%   3.35%   8.65%     9.58%     (32.11)%  3.35%     8.65%      10.68%

 Equity Income  Equity Income Portfolio
                (11/00; 6/99)(1)                     0.93       --      --      3.41        0.93      --        --       (0.94)

 Government     Government Securities
 Securities     Portfolio (8/87; 1/86)(1)            5.14     5.58    5.51      6.80        5.14    5.58      5.51        6.06

 Income         Income Portfolio (8/87; 1/86)(1)     7.16     4.77    6.18      7.10        7.16    4.77      6.18        6.36

 International  International Equity
 Equity         Portfolio (10/94; 10/94)(1)        (28.56)   (1.54)     --      6.22      (28.56)  (1.54)       --        6.22

 Managed        Managed Portfolio (8/87; 1/86)(1)  (20.03)    2.24    6.84      8.76      (20.03)   2.24      6.84        9.37

 Money Market   Money Market Portfolio
                (8/87; 1/86)(1)                      2.95     4.01    3.53      4.31        2.95    4.01      3.53        4.35

              AXP(R) Variable Portfolio -

 YBC            Blue Chip Advantage Fund
                (11/00; 9/99)(1)                   (17.24)      --      --    (17.40)     (17.24)     --        --       (7.74)

 YBD            Bond Fund (11/00; 10/81)(1)          6.68       --      --      8.28        6.68    4.05      6.39        9.30

 YCR            Capital Resource Fund
                (11/00; 10/81)(1)                  (18.85)      --      --    (18.55)     (18.85)   4.27      5.86       11.08

 YCM            Cash Management Fund
                (11/00; 10/81)(1)                    2.81       --      --      3.06        2.81    3.99      3.56        5.45

 YDE            Diversified Equity Income
                Fund (11/00; 9/99)(1)                1.22       --      --      3.78        1.22      --        --        1.72

 YEM            Emerging Markets Fund
                (11/00; 5/00)(1)                    (2.30)      --      --     (6.13)      (2.30)     --        --      (18.32)

 YEX            Extra Income Fund (11/00; 5/96)(1)   4.03       --      --      1.19        4.03    0.94        --        1.72

 YFI            Federal Income Fund
                (11/00; 9/99)(1)                     5.15       --      --      6.64        5.15      --        --        5.61

 YGB            Global Bond Fund (11/00; 5/96)(1)    0.30       --      --      5.25        0.30    1.39        --        2.49

 YGR            Growth Fund (11/00; 9/99)(1)       (31.57)      --      --    (34.37)     (31.57)     --        --      (16.76)

 YIE            International Fund
                (11/00; 1/92)(1)                   (29.33)      --      --    (27.09)     (29.33)  (2.37)       --        2.93

 YMF            Managed Fund (11/00; 4/86)(1)      (11.40)      --      --     (9.56)     (11.40)   5.82      7.84        9.22

 YND            NEW DIMENSIONS FUND(R)
                (11/00; 5/96)(1)                   (17.47)      --      --    (16.68)     (17.47)   8.86        --        9.78

 YIV            S&P 500 Index Fund
                (11/00; 5/00)(1)                   (13.25)      --      --    (13.60)     (13.25)     --        --      (14.00)

 YSM            Small Cap Advantage Fund
                (11/00; 9/99)(1)                    (7.38)      --      --     (4.73)      (7.38)     --        --        3.45

 YSA            Strategy Aggressive Fund
                (11/00; 1/92)(1)                   (33.51)      --      --    (34.97)     (33.51)   0.53        --        5.72

              AIM V.I.

 YCA            Capital Appreciation Fund,
                Series I (11/00; 5/93)(1)          (23.97)      --      --    (25.82)     (23.97)   5.06        --       10.75

 YCD            Capital Development Fund,
                Series I (11/00; 5/98)(1)           (8.91)      --      --     (6.22)      (8.91)     --        --        4.13

 YGI            Core Equity Fund, Series I
                (11/96; 5/94)(1)                   (23.53)    6.32      --      6.22      (23.53)   6.32        --       10.36
                (previously AIM V.I. Growth and
                 Income Fund, Series I)

              American Century(R) Variable
              Portfolios, Inc.

 YIR            VP International (11/00; 5/94)(1)  (29.81)      --      --    (25.59)     (29.81)   3.74        --        4.70

 YVL            VP Value (11/00; 5/96)(1)           11.81       --      --     17.78       11.81   10.81        --       11.62

              Calvert Variable Series, Inc.

 YSB            Social Balanced Portfolio
                (11/00; 9/86)(1)                    (7.64)      --      --     (8.46)      (7.46)   6.20      7.82        8.35

              Credit Suisse Trust

 YEG            Emerging Growth Portfolio
                (11/00; 9/99)(1)                   (17.16)      --      --    (15.64)     (17.16)     --        --        2.74

 YSC            Small Cap Growth Portfolio
                (11/00; 6/95)(1)                   (16.77)      --      --    (16.01)     (16.77)   4.56        --        9.04
                (previously Credit Suisse Warburg
                 Pincus Trust - Small Company
                 Growth Portfolio)
                                       19

                                                           PERFORMANCE SINCE                         PERFORMANCE SINCE
                                                     COMMENCEMENT OF THE SUBACCOUNT               COMMENCEMENT OF THE FUND
                                                                                 SINCE                                    SINCE
SUBACCOUNT   INVESTING IN                           1 YEAR   5 YEARS 10 YEARS COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
             Fidelity VIP

 YGC           Growth & Income Portfolio
               (Service Class)
               (11/00; 12/96)(1),(2)                 (9.67%)     --%     --%    (8.90%)     (9.67%)  9.01%       --%       9.01%

 YMP           Mid Cap Portfolio
               (Service Class)
               (11/00; 12/98)(1),(2)                 (4.23)      --      --      1.76       (4.23)     --        --       24.46

 YOS           Overseas Portfolio
               (Service Class)
               (11/00; 1/87)(1),(2)                 (21.98)      --      --    (21.17)     (21.98)   1.73      4.90        5.07

             FTVIPT

 YRE           Franklin Real Estate Fund -
               Class 2 (11/00; 1/89)(1),(3)           6.91       --      --     13.65        6.91    4.99     10.45        9.24

 YSV           Franklin Small Cap Value Securities
               Fund - Class 2 (11/00; 5/98)(1),(3)   12.77       --      --     18.71       12.77      --        --        2.30
               (previously FTVIPT Franklin Value
                Securities Fund - Class 2)

 YIF           Templeton Foreign Securities Fund -
               Class 2 (11/00; 5/92)(1),(4),(10)    (16.75)      --      --    (11.87)     (16.75)   3.69        --        8.66
               (previously FTVIPT Templeton
                International Securities
                Fund - Class 2)

 YIS           Templeton International Smaller
               Companies Fund - Class 2              (3.51)      --      --     (1.50)      (3.51)  (0.30)       --        1.72
               (11/00; 5/96)(1),(3)

             Goldman Sachs VIT

 YSE           CORE(SM) Small Cap Equity Fund
               (11/00; 2/98)(1),(5)                   3.59       --      --      5.99        3.59      --        --        2.34

 YUE           CORE(SM) U.S. Equity
               Fund (11/00; 2/98)(1),(5)            (12.73)      --      --    (13.33)     (12.73)     --        --        2.37

 YMC           Mid Cap Value Fund (11/00; 5/98)(1)   11.06       --      --     20.43       11.06      --        --        5.46

             Janus Aspen Series

 YAG           Aggressive Growth Portfolio:
               Service Shares
               (11/00; 9/93)(1),(6)                 (40.13)      --      --    (43.02)     (40.13)   5.85        --       11.23

 YGT           Global Technology Portfolio:
               Service Shares
               (11/00; 1/00)(1),(7)                 (37.88)      --      --    (42.39)     (37.88)     --        --      (36.86)

 YIG           International Growth Portfolio:
               Service Shares
               (11/00; 5/94)(1),(6)                 (24.12)      --      --    (24.39)     (24.12)   8.91        --       12.63

             Lazard Retirement Series

 YIP           International Equity
               Portfolio (11/00; 9/98)(1)           (24.75)      --      --    (20.94)     (24.75)     --        --       (2.84)

             MFS(R)

 YGW           Investors Growth Stock Series -
               Service Class (11/00; 5/99)(1),(8)   (25.51)      --      --    (25.08)     (25.51)     --        --       (1.42)

 YDS           New Discovery Series -
               Service Class (11/00; 5/98)(1),(8)    (6.11)      --      --     (6.11)      (6.11)     --        --       13.47

             Putnam Variable Trust

 YPH           Putnam VT High Yield -
               Class IB Shares
               (11/00; 2/88)(1),(9)                   2.71       --      --      0.81        2.71    0.60      6.28        6.53

 YIO           Putnam VT International New
               Opportunities Fund - Class IB
               Shares (11/00; 1/97)(1),(9)          (29.32)      --      --    (29.31)     (29.32)     --        --       (0.48)


 YNO           Putnam VT New Opportunities Fund -
               Class IA Shares (11/96; 5/94)(1)     (30.62)    5.14      --      4.55      (30.62)   5.14        --       10.61

 YVS           Putnam VT Vista Fund -
               Class IB Shares
               (11/00; 1/97)(1),(9)                 (34.10)      --      --    (33.56)     (34.10)     --        --        6.52

                                       20

                                                           PERFORMANCE SINCE                         PERFORMANCE SINCE
                                                     COMMENCEMENT OF THE SUBACCOUNT               COMMENCEMENT OF THE FUND
                                                                                 SINCE                                    SINCE
SUBACCOUNT    INVESTING IN                          1 YEAR   5 YEARS 10 YEARS COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              Royce Capital Fund

 YMI            Micro-Cap Portfolio
                (11/00; 12/96)(1)                    28.54%      --%     --%    30.90%      28.54%  18.88%       --%      18.89%

              Third Avenue

 YVA            Value Portfolio (11/00; 9/99)(1)     12.66       --      --     20.12       12.66      --        --       26.13

              Wanger

 YIC            International Small Cap
                (11/00; 5/95)(1)                    (21.87)      --      --    (25.54)     (21.87)   7.12        --       14.52

 YSP            U.S. Smaller Companies
                (11/00; 5/95)(1)                     10.38       --      --     15.09       10.38   11.43        --       17.20
                (previously Wanger U.S. Small Cap)



(1)  (Commencement date of the subaccount; Commencement date of the fund.)
(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

THE FIXED ACCOUNT

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").


The fixed account is the general investment account of IDS Life of New York. It includes all assets owned by IDS Life of New York other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life of New York has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life of New York guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life of New York. IDS Life of New York bears the full investment risk for amounts allocated to the fixed account. IDS Life of New York is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life of New York, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life of New York policies, product design, competition and IDS Life of New York's revenues and expenses.


We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life of New York's home office. In your application, you:

-  select a specified amount of insurance;
-  select a death benefit option;
-  designate a beneficiary; and
- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: The policy is available only to persons age 35 and older. In addition, IDS Life of New York generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued.


INCONTESTABILITY: IDS Life of New York will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of either insured for two years from the policy date, IDS Life of New York cannot contest the truth of statements or representations in your application.

RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life of New York or your financial advisor, with a written request for cancellation:

- by the 10th day after you receive it after IDS Life of New York mails or personally delivers a written notice of withdrawal right; or
-  the 45th day after you sign your application

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, IDS LIFE OF NEW YORK REQUIRES THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (IDS Life of New York must approve payment at any other interval.) We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life of New York reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. IDS Life of New York reserves the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

KEEPING THE POLICY IN FORCE

This section includes a description of the policy provisions that determine if the policy will remain in force or lapse (terminate). It is important that you understand them so the appropriate premium payments are made to ensure that insurance coverage meets your objectives.

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums.

If you wish to pay a lower premium and are not concerned with a long-term guarantee that the policy will remain in force regardless of investment performance, you can pay premiums so that the cash surrender value on each monthly date is sufficient to pay the monthly deduction. However, during the minimum initial premium period, you must pay at least the minimum initial premium until the policy value is greater than the surrender charge and the cash surrender value is sufficient to pay the monthly deduction.

DEATH BENEFIT GUARANTEE TO AGE 100

The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

-  the sum of premiums paid; minus
-  partial surrenders minus
-  outstanding indebtedness; equals or exceeds
-  the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and
2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is:

-  3 years if the youngest insured's insurance age is 35-39
-  2 years if the youngest insured's insurance age is 40-49
-  1 year if the youngest insured's insurance age is 50 and over

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.


IDS Life of New York will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. Any balance will be added to the policy value and allocate it in the same manner as other premium payments.


If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life of New York will require:

-  a written request;
- evidence satisfactory to IDS Life of New York that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;
- payment of a premium that will keep the policy in force for at least three months;
- payment of the monthly deductions that were not collected during the grace period; and
-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day IDS Life of New York accepts your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated.

IDS Life of New York will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

LOADS, FEES AND CHARGES


Policy charges compensate IDS Life of New York for:


-  providing the insurance benefits of the policy;
-  issuing the policy;
-  administering the policy;
-  assuming certain risks in connection with the policy; and
-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. The amount remaining after the deduction, called the net premium, is credited to the account(s) you have selected. The premium expense charge has three parts:

SALES CHARGE: 7.25% of all premiums paid. Partially compensates IDS Life of New York for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature.

PREMIUM TAX CHARGE: 1.0% of each premium payment. Compensates IDS Life of New York for paying taxes imposed by the State of New York on premiums received by insurance companies.

FEDERAL TAX CHARGE: 1.25% of each premium payment. Compensates IDS Life of New York for paying Federal taxes resulting from the sale of the policy and is a reasonable charge in relation to IDS Life of New York's federal tax burden. IDS Life of New York reserves the right to change the amount of this charge if applicable federal law changes IDS Life of New York's federal tax burden subject to the approval of the Superintendent of Insurance.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or
- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period"; also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: the cost providing the death benefit under your policy. The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:

(a) IS THE MONTHLY COST OF INSURANCE RATE based on each insureds insurance age, duration of coverage, sex and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces IDS Life of New York's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders;

(d) IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.

2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses IDS Life of New York for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. See "Optional Insurance Benefits."

SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge. The surrender charge is a contingent deferred issue and administration expense charge. It reimburses IDS Life of New York for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. IDS Life of New York does not expect to make a profit on this charge. This charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


PARTIAL SURRENDER FEE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates IDS Life of New York for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administrative expense charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to IDS Life of New York for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from IDS Life of New York's general assets.

OTHER INFORMATION ON CHARGES

IDS Life of New York may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.

FUND EXPENSES


The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                 MANAGEMENT      12b-1         OTHER
                                                                    FEES          FEES        EXPENSES        TOTAL
IDS Life Series Fund, Inc. -

      Equity Portfolio                                              .70%           --%           .03%         .73%(1)

      Equity Income Portfolio                                       .70            --            .10          .80(1),(2)

      Government Securities Portfolio                               .70            --            .10          .80(1)

      Income Portfolio                                              .70            --            .05          .75(1)

      International Equity Portfolio                                .95            --            .05         1.00(1)

      Managed Portfolio                                             .70            --            .02          .72(1)

      Money Market Portfolio                                        .50            --            .03          .53(1)

AXP(R) Variable Portfolio -

      Blue Chip Advantage Fund                                      .54           .13            .11          .78(3)

      Bond Fund                                                     .60           .13            .07          .80(4)

      Capital Resource Fund                                         .61           .13            .04          .78(4)

      Cash Management Fund                                          .51           .13            .04          .68(4)

      Diversified Equity Income Fund                                .55           .13            .23          .91(3)

      Emerging Markets Fund                                        1.16           .13            .46         1.75(3)

      Extra Income Fund                                             .62           .13            .07          .82(4)

      Federal Income Fund                                           .61           .13            .10          .84(3)

      Global Bond Fund                                              .84           .13            .10         1.07(4)

      Growth Fund                                                   .62           .13            .15          .90(3)

      International Fund                                            .83           .13            .08         1.04(4)

      Managed Fund                                                  .59           .13            .04          .76(4)

      NEW DIMENSIONS FUND(R)                                        .60           .13            .06          .79(4)

      S&P 500 Index Fund                                            .29           .13            .07          .49(3)

      Small Cap Advantage Fund                                      .73           .13            .30         1.16(3)

      Strategy Aggressive Fund                                      .60           .13            .05          .78(4)

AIM V.I.

      Capital Appreciation Fund, Series I                           .61            --            .24          .85(5)

      Capital Development Fund, Series I                            .75            --            .41         1.16(5)

      Core Equity Fund, Series I                                    .61            --            .22          .83(5)
      (previously AIM V.I. Growth and Income Fund, Series I)

American Century(R) Variable Portfolios, Inc.

      VP International                                             1.26            --             --         1.26(6),(7)

      VP Value                                                      .97            --             --          .97(6),(7)

Calvert Variable Series, Inc.

      Social Balanced Portfolio                                     .70            --            .17          .87(8)

Credit Suisse Trust

      Emerging Growth Portfolio                                     .86            --            .39         1.25(9)

      Small Cap Growth Portfolio                                    .90            --            .22         1.12(9)
      (previously Credit Suisse Warburg Pincus Trust - Small
      Company Growth Portfolio)

                                       27

                                                                 MANAGEMENT      12b-1         OTHER
                                                                    FEES          FEES        EXPENSES        TOTAL

Fidelity VIP

      Growth & Income Portfolio (Service Class)                     .48%          .10%           .10%         .68(%10)

      Mid Cap Portfolio (Service Class)                             .58           .10            .11          .79(10)

      Overseas Portfolio (Service Class)                            .73           .10            .20         1.03(10)

FTVIPT

      Franklin Real Estate Fund - Class 2                           .56           .25            .03          .84(11),(12)

      Franklin Small Cap Value Securities Fund - Class 2            .57           .25            .20         1.02(12),(13)
      (previously FTVIPT Franklin Value Securities
      Fund - Class 2)

      Templeton Foreign Securities Fund - Class 2                   .68           .25            .22         1.15(12),(13),(14)
      (previously FTVIPT Templeton International
      Securities Fund - Class 2)

Goldman Sachs VIT

      CORE(SM) Small Cap Equity Fund                                .75            --            .25         1.00(15)

      CORE(SM) U.S. Equity Fund                                     .70            --            .11          .81(15)

      Mid Cap Value Fund                                            .80            --            .13          .93(15)

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares                   .65           .25            .02          .92(16)

      Global Technology Portfolio: Service Shares                   .65           .25            .05          .95(16)

      International Growth Portfolio: Service Shares                .65           .25            .06          .96(16)

Lazard Retirement Series

      International Equity Portfolio                                .75           .25            .25         1.25(17)

MFS(R)

      Investors Growth Stock Series - Service Class                 .75           .25            .17         1.17(18),(19),(20)

      New Discovery Series - Service Class                          .90           .25            .16         1.31(18),(19),(20)

Putnam Variable Trust

      Putnam VT High Yield Fund - Class IB Shares                   .67           .25            .09         1.01(21)

      Putnam VT International New Opportunities
      Fund - Class IB Shares                                       1.00           .25            .24         1.49(21)

      Putnam VT New Opportunities Fund - Class IA Shares            .54            --            .05          .59(22)

      Putnam VT Vista Fund - Class IB Shares                        .61           .25            .06          .92(21)

Royce Capital Fund

      Micro-Cap Portfolio                                          1.25            --            .10         1.35(23)

Third Avenue

      Value Portfolio                                               .90            --            .40         1.30(24)

Wanger

      International Small Cap                                      1.24            --            .19         1.43(25)

      U.S. Smaller Companies                                        .94            --            .05          .99(25)
      (previously Wanger U.S. Small Cap)

(1)  Annual operating expenses for the fiscal year ending April 30, 2001.
(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 1.90% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.
(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(5) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(6)  Annualized operating expenses of funds at Dec. 31, 2001.
(7) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
(8) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%) and Credit Suisse Trust Small Cap Growth Portfolio (0.90%, 0%, 0.22% and 1.12%).
(10) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(11) The Fund administration fee is paid indirectly through the management fee.
(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(13) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(15) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.
(16) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.
(17) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.
(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(19) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.
(20) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(21) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.
(22) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.
(23) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.
(24) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.
(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.



IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE

The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

-  the value on the previous monthly date; plus
-  net premiums allocated to the fixed account since the last monthly date; plus
- any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus
-  accrued interest on all of the above; minus
- any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus
- any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus
- interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus
- any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES

The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

CALCULATION OF SUBACCOUNT VALUE: The value of each subaccount on the policy date equals:

-  the portion of your initial net premium allocated to the subaccount; plus
-  interest accrued before the policy date; minus
- the portion of the monthly deduction for the first policy month allocated to that subaccount.

The value of each subaccount on each valuation date equals:

- the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus
- net premiums received and allocated to the subaccount during the current valuation period; plus
- any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus
- any transfers from the subaccount including loan transfers during the current valuation period; minus
- any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus
- any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

ACCUMULATION UNITS: We convert the policy value to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

NUMBER OF UNITS: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current value for each subaccount equals the last value times the current net investment factor.

NET INVESTMENT FACTOR: Determined at the end of each valuation period, this factor equals: (a DIVIDED BY b) - c, where:

(a) equals:

    -  net asset value per share of the fund; plus
    - per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus
    - any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

    - net asset value per share of the fund at the end of the preceding valuation period; plus
    - any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments allocated to the subaccounts;
-  transfers into or out of the subaccount(s);
-  partial surrenders and partial surrender fees;
-  surrender charges; and/or
-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying funds(s) net asset value;
-  dividends distributed to the subaccount(s);
-  capital gains or losses of underlying funds;
-  fund operating expenses; and/or
-  mortality and expense risk charges.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies.

If that death is prior to the youngest insured's attained insurance age 100, the amount payable is based on the specified amount and death benefit option you have selected, as described below, less any indebtedness.


On or after the youngest insured's attained insurance age 100, the proceeds payable upon the death of the last surviving insured will be the cash surrender value.


OPTION 1 (LEVEL AMOUNT): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

-  the specified amount on the date of the last surviving insured's death; or
- the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table below.)

Youngest insured's attained insurance age in the table below refers to the youngest life insured or the age such person would have reached.

APPLICABLE PERCENTAGE TABLE

YOUNGEST INSURED'S        APPLICABLE PERCENTAGE                               YOUNGEST INSURED'S       APPLICABLE PERCENTAGE
ATTAINED INSURANCE AGE       OF POLICY VALUE                                  ATTAINED INSURANCE AGE      OF POLICY VALUE
  40 or younger                  250%                                                61                        128%
  41                             243                                                 62                        126
  42                             236                                                 63                        124
  43                             229                                                 64                        122
  44                             222                                                 65                        120
  45                             215                                                 66                        119
  46                             209                                                 67                        118
  47                             203                                                 68                        117
  48                             197                                                 69                        116
  49                             191                                                 70                        115
  50                             185                                                 71                        113
  51                             178                                                 72                        111
  52                             171                                                 73                        109
  53                             164                                                 74                        107
  54                             157                                              75-95                        105
  55                             150                                                 96                        104
  56                             146                                                 97                        103
  57                             142                                                 98                        102
  58                             138                                                 99                        101
  59                             134                                                100                        100
  60                             130

The percentage is designed to ensure that the policy meets the provisions of Federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-  the policy value plus the specified amount; or
- the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table above.)

EXAMPLES:                                             OPTION 1       OPTION 2
 Specified amount                                  $  1,000,000   $  1,000,000
 Policy value                                      $     50,000   $     50,000
 Death benefit                                     $  1,000,000   $  1,050,000
 Policy value increases to                         $     80,000   $     80,000
 Death benefit                                     $  1,000,000   $  1,080,000
 Policy value decreases to                         $     30,000   $     30,000
 Death benefit                                     $  1,000,000   $  1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life of New York's net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.


CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:

- Monthly deduction because the cost of insurance benefits depends upon the specified amount.
-  Minimum monthly premium.
-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

DECREASES: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.
-  Charges for certain optional insurance benefits may decrease.
-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

-  the policy value on the date of death; plus
- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life of New York, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.


This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners, we may apply modifications or restrictions in any reasonable manner to prevent transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-  not accepting telephone or electronic transfer requests;
-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or
-  limiting the dollar amount that a policy owner may transfer at any one time.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgement of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.


FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
- We will not accept requests for transfers from the fixed account at any other time.
- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.
-  For automated transfers -- $50.

From the fixed account to a subaccount:


- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-  None.

From the fixed account to a subaccount:

-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in the alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender. 1

1 BY LETTER:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION

ALBANY, NY 12203


2 BY PHONE:

Call between 8 a.m. and 6 p.m. (Monday-Thursday); 8 a.m. and 4:30 p.m. (Friday) All Eastern Times:

(800) 541-2251 (toll free) or
(518) 869-8613 (Albany area)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.
- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests.
- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life of New York and tell us.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES:


- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

-  Minimum automated transfer: $50

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                 AMOUNT               ACCUMULATION             NUMBER OF
                                           MONTH                INVESTED               UNIT VALUE           UNITS PURCHASED
By investing an equal number
of dollars each month                       Jan                  $  100                  $  20                    5.00

                                            Feb                     100                     16                    6.25

you automatically buy                       Mar                     100                      9                   11.11
more units when the
per unit market price is low - >            Apr                     100                      5                   20.00

                                            May                     100                      7                   14.29

                                            June                    100                     10                   10.00

and fewer units                             July                    100                     15                    6.67
when the per unit
market price is high         - >            Aug                     100                     20                    5.00

                                            Sept                    100                     17                    5.88

                                            Oct                     100                     12                    8.33


You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.


ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

POLICY LOANS


You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which we receive your request. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payments be wired to your bank. For instructions, please contact your sales representative.


INTEREST RATE: The interest rate for policy loans is 6% per year. After the policy's 10th anniversary we expect to reduce the loan interest rate to 4% per year. Interest is charged daily and due at the end of the policy year.

MINIMUM LOAN: $500 or the remaining loan value, whichever is less.

MAXIMUM LOAN:

-  85% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

PAYMENT OF LOANED FUNDS: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of payments," under "Payment of Policy Proceeds").

ALLOCATION OF LOANS TO ACCOUNTS: If you do not specify whether the loan is to come from the fixed account or the subaccounts, it will be made from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When a loan is made from a subaccount, accumulation units are redeemed and the proceeds transferred into the fixed account. We will credit the policy value loaned with 4% annual interest.

REPAYMENTS: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECTS OF POLICY LOANS: If you do not repay your loan, it will reduce the death benefit and policy value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s) or portfolio(s).

A loan may terminate the DBG-100 or the minimum initial premium period. The loan amount is deducted from total premiums paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

TAXES: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")

POLICY SURRENDERS


You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which your request is received. We may require that you return your policy. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payments be wired to your bank. For instructions, please contact your sales representative.


We will normally process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of payments," under "Payment of Policy Proceeds.")

TOTAL SURRENDERS

If you totally surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) You will be charged a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life of New York will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which your request is received. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee.
- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.
- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life of New York will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES

Upon surrender, you will generally be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal Taxes.")

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the options available for allocating your policy value will be affected.

OPTIONAL INSURANCE BENEFITS

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

FOUR-YEAR TERM INSURANCE RIDER (FYT)

FYT provides four-year term insurance. An additional death benefit is paid if both insureds die during the first four years of the policy.

POLICY SPLIT OPTION RIDER (PSO)

PSO permits a policy to be split into two individual permanent plans of life insurance then offered by [IDS Life/IDS Life of New York] for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. (See "Federal Taxes.")

PAYMENT OF POLICY PROCEEDS

Proceeds will be paid when:

-  you surrender the policy;
-  the last surviving insured dies; or
-  the youngest insured's attained insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS: During an insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she can't.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). Any such amount will be transferred to IDS Life of New York's general account. Unless we agree otherwise, payments under all options must be made to a natural person.


You may also make a written request to us to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below.


If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.


If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax" under "Federal Taxes.")


Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax, and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

OPTION A: INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain, or you may place them under a different payment option approved by us.

OPTION B: PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

        PAYMENT PERIOD                    MONTHLY PAYMENT PER $1,000
           (YEARS)                          PLACED UNDER OPTION B
             10                                    $  9.61
             15                                       6.87
             20                                       5.51
             25                                       4.71
             30                                       4.18

We will furnish monthly amounts for other payment periods at your request without charge.

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years. The amount of each monthly payment per $1,000 placed under this option will be based on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's last birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT        CALENDAR YEAR OF PAYEE'S BIRTH         ADJUSTMENT
  Before 1920                          0                       1945-1949                        6
  1920-1924                            1                       1950-1959                        7
  1925-1929                            2                       1960-1969                        8
  1930-1934                            3                       1970-1979                        9
  1935-1939                            4                       1980-1989                       10
  1940-1944                            5                      After 1989                       11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                              LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
                             ----------------------------------------------------------------------------
                                    10 YEARS                     15 YEARS                    20 YEARS
ADJUSTED AGE PAYEE              MALE      FEMALE             MALE      FEMALE             MALE     FEMALE
  50                         $  4.22     $  3.89          $  4.17     $  3.86          $  4.08    $  3.82
  55                            4.62        4.22             4.53        4.18             4.39       4.11
  60                            5.14        4.66             4.96        4.57             4.71       4.44
  65                            5.81        5.22             5.46        5.05             5.02       4.79
  70                            6.61        5.96             5.96        5.60             5.27       5.12
  75                            7.49        6.89             6.38        6.14             5.42       5.35

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (good payment has not been collected);
-  the NYSE is closed (other than customary weekend and holiday closings);
- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 4% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life of New York's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service
(IRS) currently interprets them; both the laws and their interpretation may change.


As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life of New York reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE OF NEW YORK'S TAX STATUS

IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life of New York's tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.


SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
-----------------------------------------------------------------------------------------------------------------------------
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.*
Lapse:                                              Any outstanding indebtedness minus your investment in the policy.*
Partial surrenders (modified endowments):           Lesser of: The amount received or policy value minus your investment in the policy.*
Policy loans and assignments (modified endowments): Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*
Partial surrenders (not modified endowments):       Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.
Policy loans and assignments (not modified
endowments):                                        None.**
Payment options:                                    If proceeds of the policy will be paid under one of the payment options, see the "Payment option" section for tax information
-----------------------------------------------------------------------------------------------------------------------------



 * The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.
** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.


MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and
- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


POLICY SPLIT OPTION RIDER: The Policy Split Option Rider permits a policy to be split into two individual permanent plans of insurance then offered by IDS Life of New York for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if the policy is owned by a business or a corporation.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

IDS LIFE OF NEW YORK

IDS Life of New York is a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Ave. Extension, Albany, NY 12203.

IDS Life of New York is licensed in New York and North Dakota, and it conducts a conventional life insurance business in the state of New York. All annuity contracts and insurance policies issued by IDS Life of New York, including the policy described in this prospectus, are non-participating.

OWNERSHIP

IDS Life of New York, a New York Corporation, is a wholly-owned subsidiary of IDS Life, a Minnesota Corporation, which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware Corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $219 billion.


STATE REGULATION


IDS Life of New York is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. IDS Life of New York files an annual statement in a prescribed form with New York's Department of Insurance. IDS Life of New York's books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of its operations is conducted periodically.


DISTRIBUTION OF THE POLICY

American Express Financial Advisors Inc. (AEFA), a registered broker/dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., serves as the principal underwriter for the life insurance policy. AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy.

IDS Life of New York pays its representatives a commission of up to 77% of the initial target premium (annualized), plus up to 3.3% of all premiums in excess of the target premium. Each year, IDS Life of New York pays a service fee of up to .125% of the policy value, net of indebtedness.


LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the financial statements of IDS Life Insurance Company of New York at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Variable Second-to-Die Life Insurance as of Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.

MANAGEMENT OF IDS LIFE OF NEW YORK

DIRECTORS

GUMER C. ALVERO

Director since April 2001. Vice President - Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.


TIMOTHY V. BECHTOLD

Director since April 1999. Chief Executive Officer since April 2001; President since 1998. Executive Vice President - Risk Management Products since December 1999. Vice President, Risk Management Products, IDS Life Insurance Company, from January 1995 to December 1999.


MAUREEN A. BUCKLEY

Director since April 1999. Vice President, Chief Operating Officer and Consumer Affairs Officer and Claims Officer since 1998. Chief Operating Officer and Consumer Affairs Officer, American Centurion Life Assurance Company, since March 1995.

RODNEY P. BURWELL*
Director since April 1999. Chairman, Xerxes Corporation (manufacturing), since 1969.

ROBERT R. GREW*

Lawyer and Partner, Carter, Ledyard & Milburn, NYC, since 1957.

CAROL A. HOLTON

Director, since April 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director, Distributor Services, AEFC, from September 1997 to April 1998. Director, Business Systems and Operations, F&G Life, from July 1996 to August 1997.

JEAN B. KEFFELER*
Director since April 1999. Business and management consultant since 1991.


ERIC L. MARHOUN

Director since April 2001. General Counsel and Secretary since 1998. Group Counsel and Vice President, AEFA, since 1997.

THOMAS R. MCBURNEY*
Director since April 1999. President - McBurney Management Associates, since
1990.

EDWARD J. MUHL*
Director since April 1999. Vice Chairman, Peterson Consulting LLP, since January 1997.


THOMAS V. NICOLOSI

Director since October 1996. Group Vice President - New York Metro Area, AEFA, from January 1995 to present.


STEPHEN P. NORMAN
Secretary, American Express, since 1982.

RICHARD M. STARR

Director since October 1996. Managing Counsel, American Express Company, since March 1995.


MICHAEL R. WOODWARD

Director since December 2000. Senior Vice President, Field Management, AEFC, since June 1991.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART

Vice President - Investments since December 1999. Investment Officer since March 1992.


PHILIP C. WENTZEL

Vice President and Controller since 1998. Director of Financial Reporting and Analysis from 1992-1997.


DAVID L. YOWAN

Vice President and Treasurer since April 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since April 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

The officers, employees and sales force of IDS Life of New York are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.



* The address for all directors and principal officers (except otherwise noted) is: 20 Madison Avenue Extension, Albany, NY 12203. Mr. Burwell's address is:
   7901 Xerxes Avenue South, Suite 201, Bloomington, MN 55431-1253. Mr. Grew's address is: Carter, Ledyard & Milburn, 2 Wall Street, New York, NY 10005-2072. Ms. Keffeler's address is: 3424 Zenith Ave. South, Minneapolis, MN 55416. Mr. McBurney's address is: 1700 Foshay Tower, 821 Marquette Ave., Minneapolis, MN 55402. Mr. Muhl's address is: 16 Wolfe Street, Alexandria,
   VA 22314.


OTHER INFORMATION

The variable account has filed a registration statement has been filed with the SEC. For further information concerning the policy, its separate account (the variable account) and IDS Life of New York, please refer to the registration statement. You can find the registration statement on the SEC's Web site at (http://www.sec.gov).

SUBSTITUTION OF INVESTMENTS

We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life of New York, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, IDS Life of New York may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life of New York will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, such as election of directors of IDS Life of New York Series Fund, all shares of the IDS Life of New York Series Fund Portfolios vote together as one series. When electing directors, all shares of IDS Life of New York Series Fund Portfolios have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.

On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life of New York is the owner of all fund shares and therefore holds all voting rights. However, IDS Life of New York will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life of New York also will vote fund shares that are not otherwise attributable to owners the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

Under certain conditions, IDS Life of New York may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life of New York does disregard voting instructions, we will advise you of that action and the reasons for it in our next report to owners.

Fractional votes are counted. You will receive notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

If required by state insurance officials, IDS Life of New York may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. In addition, IDS Life of New York itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the funds, if IDS Life of New York reasonably disapproves such changes in accordance with applicable federal regulations. If IDS Life of New York does disregard voting instructions, it will, in its next report to owners, advise them of that action and the reasons for it.

REPORTS

At least once a year IDS Life of New York will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.


RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.

For detailed information on the agency rating given to IDS Life of New York, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a male insurance age 55 and a female insurance age 55, both nonsmokers, if:

-  the annual rate of return of the fund is 0%, 6% or 12%.
-  the cost of insurance rates are current rates or guaranteed rates.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results would also differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual ages of the persons you propose to insure and on an initial specified amount and premium payment schedule. In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: assumes uniform, gross, after-tax, annual rates of 0%, 6%, or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the funds as a whole, but differed across individual funds.

INSUREDS: assumes a male insurance age 55 and a female insurance age 55, in a standard risk classification, qualifying for the nonsmoker rate. Results would be lower if one or both of the insureds were in a substandard risk classification or did not qualify for the non-smoker rate.

PREMIUMS: assumes a $15,000 premium to be paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

POLICY LOANS AND PARTIAL WITHDRAWALS: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES: The death benefit, policy value and cash surrender value reflect the following charges:

-  Sales charge: 7.25% of all premiums paid.
-  Premium tax charge: 1.0% of each premium payment.
-  Federal tax charge: 1.25% of each premium payment.
- Cost of insurance charge and surrender charge for the sex, age and risk classification for each insured.
-  Policy fee: $30 per month ($30 per month guaranteed maximum).
- The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund because we deducted expenses paid by the fund and charges made against the subaccounts. These include:

- the daily investment management fee paid by the funds, assumed to be equivalent to an annual rate of 0.73% of the fund's aggregate average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees of the funds available under the policy. The actual charges you incur will depend on how you choose to allocate policy value. See Fund expenses in the Loads, fees and charges section of the prospectus for additional information;
- the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets.
- the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually; and
- a nonadvisory expense charge paid by the funds, assumed to be equivalent to an annual rate of 0.15% of each funds aggregate average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees and Charges" section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

GROSS ANNUAL     NET ANNUAL RATE OF RETURN FOR    NET ANNUAL RATE OF RETURN FOR
INVESTMENT RATE   "GUARANTEED COSTS ASSUMED"         "CURRENT COSTS ASSUMED"
OF RETURN                ILLUSTRATION               ILLUSTRATION, YEARS 1-10
    0%                       (1.87%)                            (1.87%)
    6                         4.13                               4.13
   12                        10.13                              10.13

TAXES: Results shown in the tables reflect the fact that IDS Life of New York does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.

ILLUSTRATION

---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000       MALE -- INSURANCE AGE 55 -- NONSMOKER                         CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                   FEMALE -- INSURANCE AGE 55 -- NONSMOKER                       ANNUAL PREMIUM $15,000
---------------------------------------------------------------------------------------------------------------------------------
         PREMIUM
        ACCUMULATED       DEATH BENEFIT(1),(2)                  POLICY VALUE(1),(2)               CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%           6%          12%             0%         6%           12%          0%         6%        12%
---------------------------------------------------------------------------------------------------------------------------------
   1  $  15,750    $ 1,000,000  $ 1,000,000  $ 1,000,000    $   12,848  $  13,647  $    14,446   $    8,848  $   9,647 $   10,446
   2     32,288      1,000,000    1,000,000    1,000,000        25,457     27,859       30,358       21,457     23,859     26,358
   3     49,652      1,000,000    1,000,000    1,000,000        37,718     42,543       47,763       33,718     38,543     43,763
   4     67,884      1,000,000    1,000,000    1,000,000        49,528     57,607       66,700       45,528     53,607     62,700
   5     87,029      1,000,000    1,000,000    1,000,000        61,012     73,187       87,450       57,012     69,187     83,450

   6    107,130      1,000,000    1,000,000    1,000,000        71,958     89,085      109,977       68,358     85,485    106,377
   7    128,237      1,000,000    1,000,000    1,000,000        82,493    105,436      134,590       79,293    102,236    131,390
   8    150,398      1,000,000    1,000,000    1,000,000        92,415    122,053      161,303       89,615    119,253    158,503
   9    173,668      1,000,000    1,000,000    1,000,000       101,743    138,964      190,358       99,343    136,564    187,958
  10    198,102      1,000,000    1,000,000    1,000,000       110,496    156,197      222,027      108,496    154,197    220,027

  11    223,757      1,000,000    1,000,000    1,000,000       118,587    173,682      256,522      116,987    172,082    254,922
  12    250,695      1,000,000    1,000,000    1,000,000       126,141    191,552      294,271      124,941    190,352    293,071
  13    278,979      1,000,000    1,000,000    1,000,000       133,069    209,744      335,570      132,269    208,944    334,770
  14    308,678      1,000,000    1,000,000    1,000,000       139,287    228,201      380,767      138,887    227,801    380,367
  15    339,682      1,000,000    1,000,000    1,000,000       144,916    247,054      430,423      144,916    247,054    430,423

  20    520,789      1,000,000    1,000,000    1,000,000       164,272    348,946      768,375      164,272    348,946    768,375
  25    751,502      1,000,000    1,000,000    1,394,872       151,768    454,309    1,328,450      151,768    454,309  1,328,450
  30  1,046,412      1,000,000    1,000,000    2,336,041        46,345    534,987    2,224,801       46,345    534,987  2,224,801
  35  1,422,545              0    1,000,000    3,808,825             0    534,919    3,627,453            0    534,919  3,627,453
  40  1,902,596              0    1,000,000    6,083,307             0    361,297    5,793,626            0    361,297  5,793,626
  45  2,515,277              0            0    9,307,760             0          0    9,215,604            0          0  9,215,604
---------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CAN NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION

-------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000       MALE -- INSURANCE AGE 55 -- NONSMOKER                      GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                   FEMALE -- INSURANCE AGE 55 -- NONSMOKER                       ANNUAL PREMIUM $15,000
-------------------------------------------------------------------------------------------------------------------------------
         PREMIUM
        ACCUMULATED       DEATH BENEFIT(1),(2)                  POLICY VALUE(1),(2)               CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%         6%        12%            0%         6%          12%           0%         6%         12%
-------------------------------------------------------------------------------------------------------------------------------
   1  $  15,750     $1,000,000  $1,000,000  $1,000,000     $ 12,848   $ 13,647  $   14,446      $  8,848   $  9,647  $   10,446
   2     32,288      1,000,000   1,000,000   1,000,000       25,457     27,859      30,358        21,457     23,859      26,358
   3     49,652      1,000,000   1,000,000   1,000,000       37,718     42,543      47,763        33,718     38,543      43,763
   4     67,884      1,000,000   1,000,000   1,000,000       49,528     57,607      66,700        45,528     53,607      62,700
   5     87,029      1,000,000   1,000,000   1,000,000       61,012     73,187      87,450        57,012     69,187      83,450

   6    107,130      1,000,000   1,000,000   1,000,000       71,958     89,085     109,977        68,358     85,485     106,377
   7    128,237      1,000,000   1,000,000   1,000,000       82,493    105,436     134,590        79,293    102,236     131,390
   8    150,398      1,000,000   1,000,000   1,000,000       92,415    122,053     161,303        89,615    119,253     158,503
   9    173,668      1,000,000   1,000,000   1,000,000      101,743    138,964     190,358        99,343    136,564     187,958
  10    198,102      1,000,000   1,000,000   1,000,000      110,391    156,093     221,928       108,391    154,093     219,928

  11    223,757      1,000,000   1,000,000   1,000,000      118,172    173,270     256,126       116,572    171,670     254,526
  12    250,695      1,000,000   1,000,000   1,000,000      125,111    190,525     293,288       123,911    189,325     292,088
  13    278,979      1,000,000   1,000,000   1,000,000      131,029    207,698     333,624       130,229    206,898     332,824
  14    308,678      1,000,000   1,000,000   1,000,000      135,848    224,727     377,484       135,448    224,327     377,084
  15    339,682      1,000,000   1,000,000   1,000,000      139,493    241,554     425,289       139,493    241,554     425,289

  20    520,789      1,000,000   1,000,000   1,000,000      130,028    314,865     742,481       130,028    314,865     742,481
  25    751,502      1,000,000   1,000,000   1,337,096       23,972    330,872   1,273,425        23,972    330,872   1,273,425
  30  1,046,412              0   1,000,000   2,222,342            0    177,445   2,116,517             0    177,445   2,116,517
  35  1,422,545              0           0   3,573,025            0          0   3,402,881             0          0   3,402,881
  40  1,902,596              0           0   5,562,078            0          0   5,297,217             0          0   5,297,217
  45  2,515,277              0           0   8,215,097            0          0   8,133,760             0          0   8,133,760
-------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CAN NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION

------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000       MALE -- INSURANCE AGE 55 -- NONSMOKER                         CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 2                   FEMALE -- INSURANCE AGE 55 -- NONSMOKER                       ANNUAL PREMIUM $15,000
------------------------------------------------------------------------------------------------------------------------------
         PREMIUM
        ACCUMULATED       DEATH BENEFIT(1),(2)                  POLICY VALUE(1),(2)               CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%       0%         6%        12%             0%         6%          12%           0%         6%          12%
------------------------------------------------------------------------------------------------------------------------------
   1  $   15,750  $1,012,846  $1,013,645  $1,014,445      $ 12,846   $ 13,645  $   14,445      $  8,846   $  9,645  $   10,445
   2      32,288   1,025,453   1,027,854   1,030,352        25,453     27,854      30,352        21,453     23,854      26,352
   3      49,652   1,037,705   1,042,528   1,047,746        37,705     42,528      47,746        33,705     38,528      43,746
   4      67,884   1,049,491   1,057,563   1,066,649        49,491     57,563      66,649        45,491     53,563      62,649
   5      87,029   1,060,938   1,073,097   1,087,341        60,938     73,097      87,341        56,938     69,097      83,341

   6     107,130   1,071,817   1,088,905   1,109,751        71,817     88,905     109,751        68,217     85,305     106,151
   7     128,237   1,082,255   1,105,123   1,134,179        82,255    105,123     134,179        79,055    101,923     130,979
   8     150,398   1,092,025   1,121,521   1,160,578        92,025    121,521     160,578        89,225    118,721     157,778
   9     173,668   1,101,138   1,138,107   1,189,147       101,138    138,107     189,147        98,738    135,707     186,747
  10     198,102   1,109,608   1,154,890   1,220,107       109,608    154,890     220,107       107,608    152,890     218,107

  11     223,757   1,117,328   1,171,755   1,253,573       117,328    171,755     253,573       115,728    170,155     251,973
  12     250,695   1,124,430   1,188,829   1,289,926       124,430    188,829     289,926       123,230    187,629     288,726
  13     278,979   1,130,808   1,205,996   1,329,332       130,808    205,996     329,332       130,008    205,196     328,532
  14     308,678   1,136,356   1,223,140   1,371,975       136,356    223,140     371,975       135,956    222,740     371,575
  15     339,862   1,141,209   1,240,381   1,418,309       141,209    240,381     418,309       141,209    240,381     418,309

  20     520,789   1,154,657   1,327,386   1,719,078       154,657    327,386     719,078       154,657    327,386     719,078
  25     751,502   1,130,430   1,392,684   2,159,858       130,430    392,684   1,159,858       130,430    392,684   1,159,858
  30   1,046,412   1,007,396   1,357,504   2,743,268         7,396    357,504   1,743,268         7,396    357,504   1,743,268
  35   1,422,545           0   1,073,027   3,413,797             0     73,027   2,413,797             0     73,027   2,413,797
  40   1,902,596           0           0   4,191,398             0          0   3,191,398             0          0   3,191,398
  45   2,515,277           0           0   4,655,485             0          0   3,655,485             0          0   3,655,485
------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CAN NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION

-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000                 MALE -- INSURANCE AGE 55 -- NONSMOKER        GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 2                              FEMALE -- INSURANCE AGE 55 -- NONSMOKER      ANNUAL PREMIUM $15,000
-----------------------------------------------------------------------------------------------------------------------------
         PREMIUM
        ACCUMULATED       DEATH BENEFIT(1),(2)                  POLICY VALUE(1),(2)               CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%      0%        6%         12%               0%         6%        12%             0%         6%        12%
-----------------------------------------------------------------------------------------------------------------------------
   1  $   15,750  $1,012,846 $1,013,645 $1,014,445       $ 12,846   $ 13,645  $   14,445      $  8,846   $  9,645  $   10,445
   2      32,288   1,025,453  1,027,854  1,030,352         25,453     27,854      30,352        21,453     23,854      26,352
   3      49,652   1,037,705  1,042,528  1,047,746         37,705     42,528      47,746        33,705     38,528      43,746
   4      67,884   1,049,491  1,057,563  1,066,649         49,491     57,563      66,649        45,491     53,563      62,649
   5      87,029   1,060,938  1,073,097  1,087,341         60,938     73,097      87,341        56,938     69,097      83,341

   6     107,130   1,071,817  1,088,905  1,109,751         71,817     88,905     109,751        68,217     85,305     106,151
   7     128,237   1,082,255  1,105,123  1,134,179         82,255    105,123     134,179        79,055    101,923     130,979
   8     150,398   1,092,025  1,121,521  1,160,578         92,025    121,521     160,578        89,225    118,721     157,778
   9     173,668   1,101,138  1,138,107  1,189,147        101,138    138,107     189,147        98,738    135,707     186,747
  10     198,102   1,109,490  1,154,768  1,219,981        109,490    154,768     219,981       107,490    152,768     217,981

  11     223,757   1,116,857  1,171,262  1,253,056        116,857    171,262     253,056       115,257    169,662     251,456
  12     250,695   1,123,257  1,187,581  1,288,601        123,257    187,581     288,601       122,057    186,381     287,401
  13     278,979   1,128,474  1,203,475  1,326,614        128,474    203,475     326,614       127,674    202,675     325,814
  14     308,678   1,132,409  1,218,804  1,367,218        132,409    218,804     367,218       132,009    218,404     366,818
  15     339,862   1,134,969  1,233,423  1,410,552        134,969    233,423     410,552       134,969    233,423     410,552

  20     520,789   1,115,447  1,281,138  1,664,100        115,447    281,138     664,100       115,447    281,138     664,100
  25     751,502           0  1,222,282  1,941,023              0    222,282     941,023             0    222,282     941,023
  30   1,046,412           0          0  2,133,432              0          0   1,133,432             0          0   1,133,432
  35   1,422,545           0          0  2,006,151              0          0   1,006,151             0          0   1,006,151
  40   1,902,596           0          0  1,190,575              0          0     190,575             0          0     190,575
  45   2,515,277           0          0          0              0          0           0             0          0           0
-----------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CAN NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

IDS LIFE OF NEW YORK ACCOUNT 8 - IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

ANNUAL FINANCIAL INFORMATION


REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK


We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance (comprised of subaccounts YEQ, YEI, YGS, YIN, YIT, YMA, YMM, YBC, YBD, YCR, YCM, YDE, YEM, YEX, YFI, YGB, YGR, YIE, YMF, YND, YIV, YSM, YSA, YCA, YCD, YGI, YIR, YVL, YSB, YEG, YSC, YGC, YMP, YOS, YRE, YSV, YIF, YIS, YSE, YUE, YMC, YAG, YGT, YIG, YIP, YGW, YDS, YPH, YIO, YNO, YVS, YMI, YVA, YIC and YSP) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance at December 31, 2001 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP





Minneapolis, Minnesota

March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                              SEGREGATED ASSET SUBACCOUNTS
                                -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001                   YEQ           YEI           YGS           YIN           YIT           YMA           YMM
ASSETS

Investments in shares of
 mutual funds and portfolios:
   at cost                      $ 83,623,516  $     27,899  $   839,046  $  6,544,810  $ 19,821,547  $ 40,953,891  $  3,321,679
                                -----------------------------------------------------------------------------------------------
   at market value              $ 55,192,136  $     27,467  $   850,309  $  6,363,949  $ 13,043,496  $ 35,946,666  $  3,321,784
Dividends receivable                      --            --        3,452        30,215            --            --         5,354
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                    21,733            53           --            --         5,543         4,031         4,871
Receivable from mutual funds
 and portfolios for share
 redemptions                              --            --           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                      55,213,869        27,520      853,761     6,394,164    13,049,039    35,950,697     3,332,009
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense risk
    fee                               42,147            18          653         4,886         9,963        27,456         2,545
   Transaction charge                     --            --           --            --            --            --            --
   Contract terminations                  --            --          202           760            --            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                                --            --           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                     42,147            18          855         5,646         9,963        27,456         2,545
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period            $ 55,171,722  $     27,502  $   852,906  $  6,388,518  $ 13,039,076  $ 35,923,241  $  3,329,464
===============================================================================================================================
Accumulation units outstanding    14,771,075        26,777      332,451     2,394,245     8,457,563    10,735,398     1,816,416
===============================================================================================================================
Net asset value per
 accumulation unit              $       3.74  $       1.03  $      2.57  $       2.67  $       1.54  $       3.35  $       1.83
===============================================================================================================================

See accompanying notes to financial statements.

                                       53

                                                              SEGREGATED ASSET SUBACCOUNTS
                                -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)        YBC           YBD          YCR          YCM            YDE           YEM          YEX
ASSETS

Investments in shares of
 mutual funds and portfolios:
   at cost                      $     36,282  $    796,321  $    14,042  $    539,922  $    672,345  $     13,198  $    380,504
                                -----------------------------------------------------------------------------------------------
   at market value              $     34,610  $    791,320  $    14,332  $    539,908  $    680,396  $     12,964  $    367,619
Dividends receivable                      --         3,556           --           855            --            --         3,100
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                         4           494           --         3,194           591            --            --
Receivable from mutual funds
 and portfolios for share
 redemptions                              --            --           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                          34,614       795,370       14,332       543,957       680,987        12,964       370,719
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense
    risk fee                              22           584           10           433           492            10           264
   Transaction charge                     --            --           --            --            --            --            --
   Contract terminations                  --            --           56            --            --            12           104
Payable to mutual funds and
 portfolios for investments
 purchased                                --            --           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         22           584           66           433           492            22           368
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period            $     34,592  $    794,786  $    14,266  $    543,524  $    680,495  $     12,942  $    370,351
===============================================================================================================================
Accumulation units outstanding        43,561       737,760       20,340       531,602       661,750        14,239       372,704
===============================================================================================================================
Net asset value per
 accumulation unit              $       0.79  $       1.08  $      0.70  $       1.02  $       1.03  $       0.91  $       0.99
===============================================================================================================================

See accompanying notes to financial statements.

                                       54

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)        YFI          YGB           YGR           YIE           YMF           YND           YIV
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                       $   167,241  $     94,232  $   141,010  $     15,431  $    110,743  $  2,178,942  $    861,183
                                 ----------------------------------------------------------------------------------------------
   at market value               $   167,141  $     92,824  $   124,955  $     14,665  $    108,371  $  2,150,273  $    857,374
Dividends receivable                     771           664           --            --            --            --            --
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                        --            --        1,147             3            --         2,173           594
Receivable from mutual funds
 and portfolios for share
 redemptions                              --            --           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                         167,912        93,488      126,102        14,668       108,371     2,152,446       857,968
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense risk
    fee                                  127            64           93            11            78         1,545           603
   Transaction charge                     --            --           --            --            --            --            --
   Contract terminations              21,549            21           --            --           115            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                                --            --           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                     21,676            85           93            11           193         1,545           603
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period             $   146,236  $     93,403  $   126,009  $     14,657  $    108,178  $  2,150,901  $    857,365
===============================================================================================================================
Accumulation units outstanding       137,637        88,217      205,883        27,197       131,326     2,894,751     1,027,037
===============================================================================================================================
Net asset value per
 accumulation unit               $      1.06  $       1.06  $      0.61  $       0.54  $       0.82  $       0.74  $       0.83
===============================================================================================================================

See accompanying notes to financial statements.

                                       55

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)       YSM            YSA          YCA           YCD           YGI           YIR           YVL
ASSETS

Investments in shares of
 mutual funds and portfolios:
   at cost                       $   101,431  $    133,021  $    70,689  $    130,870  $ 27,235,030  $    314,907  $  1,088,833
                                 ----------------------------------------------------------------------------------------------
   at market value               $   103,992  $    121,285  $    61,394  $    131,251  $ 22,399,303  $    295,157  $  1,158,591
Dividends receivable                      --            --           --            --            --            --            --
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                       282           172           70            --        14,383           205           901
Receivable from mutual funds
 and portfolios for share
 redemptions                              --            --           46           105        16,914           226           833
-------------------------------------------------------------------------------------------------------------------------------
Total assets                         104,274       121,457       61,510       131,356    22,430,600       295,588     1,160,325
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense risk
    fee                                   75            91           46            94        16,914           209           833
   Transaction charge                     --            --           --            --            --            --            --
   Contract terminations                  --            --           --            11            --            17            --
Payable to mutual funds and
 portfolios for investments
 purchased                                --            --           70            --        14,383            --           901
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         75            91          116           105        31,297           226         1,734
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period             $   104,199  $    121,366  $    61,394  $    131,251  $ 22,399,303  $    295,362  $  1,158,591
===============================================================================================================================
Accumulation units outstanding       115,002       316,802       90,451       143,098    16,461,529       418,865       964,264
===============================================================================================================================
Net asset value per
 accumulation unit               $      0.91  $       0.38  $      0.68  $       0.92  $       1.36  $       0.71  $       1.20
===============================================================================================================================

See accompanying notes to financial statements.

                                       56

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)       YSB           YEG           YSC          YGC           YMP            YOS           YRE
ASSETS

Investments in shares of
 mutual funds and portfolios:
   at cost                       $    50,638  $     22,765  $   110,869  $    989,001  $  1,259,458  $    178,974  $    299,573
                                 ----------------------------------------------------------------------------------------------
   at market value               $    48,136  $     23,982  $   115,067  $    998,022  $  1,315,225  $    167,196  $    308,692
Dividends receivable                      --            --           --            --            --            --            --
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                        --            78          759         3,281         4,418           535           362
Receivable from mutual funds
 and portfolios for share
 redemptions                              34            18           84           710           952           120           212
-------------------------------------------------------------------------------------------------------------------------------
Total assets                          48,170        24,078      115,910     1,002,013     1,320,595       167,851       309,266
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense risk
    fee                                   34            18           84           710           952           120           212
   Transaction charge                     --            --           --            --            --            --            --
   Contract terminations                  --            --           --            --            --            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                                --            78          759         3,281         4,418           535           362
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         34            96          843         3,991         5,370           655           574
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period             $    48,136  $     23,982  $   115,067  $    998,022  $  1,315,225  $    167,196  $    308,692
===============================================================================================================================
Accumulation units outstanding        56,091        30,109      182,535     1,118,507     1,326,273       222,013       266,956
===============================================================================================================================
Net asset value per
 accumulation unit               $      0.86  $       0.80  $      0.63  $       0.89  $       0.99  $       0.75  $       1.16
===============================================================================================================================

See accompanying notes to financial statements.

                                       57

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)       YSV            YIF          YIS           YSE           YUE           YMC           YAG
ASSETS

Investments in shares of
 mutual funds and portfolios:
   at cost                       $   149,796  $    235,361  $    65,314  $     96,786  $    138,876  $    555,270  $    216,235
                                 ----------------------------------------------------------------------------------------------
   at market value               $   159,011  $    224,546  $    66,581  $    102,798  $    138,379  $    557,725  $    190,657
Dividends receivable                      --            --           --            --            --            --            --
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                       875            43          355            85            --         1,124           690
Receivable from mutual funds
 and portfolios for share
 redemptions                             115           154           51            73           130           400           141
-------------------------------------------------------------------------------------------------------------------------------
Total assets                         160,001       224,743       66,987       102,956       138,509       559,249       191,488
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense risk
    fee                                  115           154           51            73           101           400           141
   Transaction charge                     --            --           --            --            --            --            --
   Contract terminations                  --            --           --            --            29            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                               875            43          355            85            --         1,124           690
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        990           197          406           158           130         1,524           831
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period             $   159,011  $    224,546  $    66,581  $    102,798  $    138,379  $    557,725  $    190,657
===============================================================================================================================
Accumulation units outstanding       130,527       262,314       68,697       100,370       166,993       468,122       373,056
===============================================================================================================================
Net asset value per
 accumulation unit               $      1.22  $       0.86  $      0.97  $       1.02  $       0.83  $       1.19  $       0.51
===============================================================================================================================

See accompanying notes to financial statements.

                                       58

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)       YGT           YIG           YIP          YGW           YDS            YPH          YIO
ASSETS

Investments in shares of
 mutual funds and portfolios:
   at cost                       $    93,685  $    659,923  $   199,613  $    688,171  $    576,457  $    153,377  $    196,960
                                 ----------------------------------------------------------------------------------------------
   at market value               $    86,917  $    644,349  $   181,971  $    655,589  $    605,055  $    154,739  $    186,010
Dividends receivable                      --            --           --            --            --            --            --
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                     1,017           751           48           476         1,599           199         1,195
Receivable from mutual funds
 and portfolios for share
 redemptions                              60           457          133           474           423           109           134
-------------------------------------------------------------------------------------------------------------------------------
Total assets                          87,994       645,557      182,152       656,539       607,077       155,047       187,339
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense risk
    fee                                   60           457          133           474           423           109           134
   Transaction charge                     --            --           --            --            --            --            --
   Contract terminations                  --            --           --            --            --            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                             1,017           751           48           476         1,599           199         1,094
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                      1,077         1,208          181           950         2,022           308         1,228
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period             $    86,917  $    644,349  $   181,971  $    655,589  $    605,055  $    154,739  $    186,111
===============================================================================================================================
Accumulation units outstanding       165,437       904,684      243,588       923,086       658,726       153,689       284,078
===============================================================================================================================
Net asset value per
 accumulation unit               $      0.53  $       0.71  $      0.75  $       0.71  $       0.92  $       1.01  $       0.66
===============================================================================================================================

See accompanying notes to financial statements.

                                       59

                                                              SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                     YNO           YVS           YMI          YVA            YIC          YSP
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                    $ 27,623,762  $   248,530  $    703,909  $  1,339,435  $    137,123  $    263,319
                                              ---------------------------------------------------------------------------------
   at market value                            $ 17,447,907  $   232,751  $    760,723  $  1,396,089  $    125,663  $    275,806
Dividends receivable                                    --           --            --            --            --            --
Accounts receivable from IDS
 Life of New York for contract
 purchase payments                                   4,763          130           614         2,515           254           259
Receivable from mutual funds
 and portfolios for share
 redemptions                                        13,119          171           533         1,000            89           190
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                    17,465,789      233,052       761,870     1,399,604       126,006       276,255
===============================================================================================================================

LIABILITIES

Payable to IDS Life of New
 York for:
   Mortality and expense risk
    fee                                             13,119          171           533         1,000            89           190
   Transaction charge                                   --           --            --            --            --            --
   Contract terminations                                --           --            --            --            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                                           4,763          130           614         1,347           254           259
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   17,882          301         1,147         2,347           343           449
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts in
 accumulation period                          $ 17,447,907  $   232,751  $    760,723  $  1,397,257  $    125,663  $    275,806
===============================================================================================================================
Accumulation units outstanding                  13,899,882      385,448       583,110     1,130,675       179,523       239,021
===============================================================================================================================
Net asset value per
 accumulation unit                            $       1.26  $      0.60  $       1.30  $       1.24  $       0.70  $       1.15
===============================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                              SEGREGATED ASSET SUBACCOUNTS
                                -----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001        YEQ           YEI           YGS           YIN           YIT           YMA           YMM
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios           $    82,017   $        101  $    37,951  $    387,576  $    136,958  $    708,381  $    118,839
Variable account expenses           546,098             80        6,753        57,164       132,486       336,302        28,934
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net     (464,081)           21       31,198       330,412         4,472       372,079        89,905
===============================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales             4,162,051         2,225       95,079       685,924     1,545,349     2,101,948     4,331,891
   Cost of investments sold        5,698,106         2,342       93,564       705,049     2,243,885     2,387,138     4,331,826
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments             (1,536,055)         (117)       1,515       (19,125)     (698,536)     (285,190)           65
Distributions from capital
 gains                             8,139,832            15           --            --            --         7,654            --
Net change in unrealized
 appreciation or depreciation
 of investments                  (32,415,854)         (432)       3,195       120,401    (4,668,148)   (9,122,556)          103
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments   (25,812,077)         (534)       4,710       101,276    (5,366,684)   (9,400,092)          168
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                     $(26,276,158) $       (513) $    35,908  $    431,688  $ (5,362,212) $ (9,028,013) $     90,073
===============================================================================================================================

                                                              SEGREGATED ASSET SUBACCOUNTS
                                -----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                        YBC            YBD          YCR          YCM           YDE           YEM          YEX
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios           $    94  $     17,929  $        17  $      6,485  $      2,800     $       2    $   16,079
Variable account expenses           131         2,594           20         2,166         1,790            81         1,344
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net     (37)       15,335           (3)        4,319         1,010           (79)       14,735
==========================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales            2,433       137,941          151       171,638        18,993         1,180        75,897
   Cost of investments sold       2,609       138,477          154       171,640        19,636         1,240        75,705
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments              (176)         (536)          (3)           (2)         (643)          (60)          192
Distributions from capital
 gains                               --            --           --            --            --            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                  (1,672)       (5,001)         290           (14)        8,051          (234)      (12,885)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments   (1,848)       (5,537)         287           (16)        7,408          (294)      (12,693)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                     $(1,885) $      9,798  $       284  $      4,303  $      8,418     $    (373)   $    2,042
===============================================================================================================================

See accompanying notes to financial statements.

                                       61

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                        YFI            YGB          YGR          YIE           YMF            YND           YIV
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios            $     3,095  $      1,388  $        --  $         84  $      1,127  $      2,825  $      3,114
Variable account expenses                641           215          633            50           396         7,400         2,447
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        2,454         1,173         (633)           34           731        (4,575)          667
===============================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                 7,834         3,245       20,802         1,470         8,773         6,618        64,304
   Cost of investments sold            7,759         3,183       21,664         1,538         9,447         7,116        66,317
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                     75            62         (862)          (68)         (674)         (498)       (2,013)
Distributions from capital
 gains                                    --            --           --            --            --            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                         (100)       (1,408)     (16,055)         (766)       (2,372)      (28,669)       (3,809)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (25)       (1,346)     (16,917)         (834)       (3,046)      (29,167)       (5,822)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                      $     2,429  $       (173) $   (17,550) $       (800) $     (2,315) $    (33,742) $     (5,155)
===============================================================================================================================

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                        YSM           YSA           YCA           YCD           YGI          YIR            YVL
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios            $        --  $        205  $        --  $         --  $     11,083  $          4  $          1
Variable account expenses                351           615          321           483       213,572           999         3,119
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         (351)         (410)        (321)         (483)     (202,489)         (995)       (3,118)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                 2,783        31,878       12,503         9,199     1,841,519         9,404        68,770
   Cost of investments sold            3,027        36,428       14,085         9,386     2,124,251         9,930        71,351
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                   (244)       (4,550)      (1,582)         (187)     (282,732)         (526)       (2,581)
Distributions from capital
 gains                                    --            --        4,859            --            --           446            --
Net change in unrealized
 appreciation or depreciation
 of investments                        2,561       (11,736)      (9,295)          381    (6,193,691)      (19,750)       69,758
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         2,317       (16,286)      (6,018)          194    (6,476,423)      (19,830)       67,177
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                      $     1,966  $    (16,696) $    (6,339) $       (289) $ (6,678,912) $    (20,825) $     64,059
===============================================================================================================================

See accompanying notes to financial statements.

                                       62

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                        YSB           YEG           YSC           YGC           YMP           YOS           YRE
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios            $     1,818  $         --  $        --  $        787  $         --  $         94  $      1,839
Variable account expenses                148            98          487         3,320         4,174           612           900
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        1,670           (98)        (487)       (2,533)       (4,174)         (518)          939
===============================================================================================================================
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                 5,530         2,485        3,065        73,029         4,412         1,945         1,987
   Cost of investments sold            5,705         2,458        3,166        77,945         4,556         2,139         2,018
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                   (175)           27         (101)       (4,916)         (144)         (194)          (31)
Distributions from capital
 gains                                   886            --           --         2,667            --           151            --
Net change in unrealized
 appreciation or depreciation
 of investments                       (2,502)        1,217        4,198         9,021        55,767       (11,778)        9,119
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments        (1,791)        1,244        4,097         6,772        55,623       (11,821)        9,088
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                      $      (121) $      1,146  $     3,610  $      4,239  $     51,449  $    (12,339) $     10,027
===============================================================================================================================

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                        YSV           YIF           YIS          YSE           YUE           YMC           YAG
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios            $        71  $        785  $       538  $        288  $        596  $      4,749  $         --
Variable account expenses                473           632          194           332           464         2,161           841
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         (402)          153          344           (44)          132         2,588          (841)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                 6,702        13,444       18,641        12,238        12,267        75,742         5,386
   Cost of investments sold            7,637        14,936       19,147        12,239        12,522        71,630         6,009
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                   (935)       (1,492)        (506)           (1)         (255)        4,112          (623)
Distributions from capital
 gains                                   412         6,167           --            --            --        24,529            --
Net change in unrealized
 appreciation or depreciation
 of investments                        9,215       (10,815)       1,267         6,012          (497)        2,455       (25,578)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         8,692        (6,140)         761         6,011          (752)       31,096       (26,201)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                      $     8,290  $     (5,987) $     1,105  $      5,967  $       (620) $     33,684  $    (27,042)
===============================================================================================================================

See accompanying notes to financial statements.

                                       63

                                                              SEGREGATED ASSET SUBACCOUNTS
                                 ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                        YGT            YIG          YIP           YGW          YDS            YPH           YIO
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios            $       293  $      1,724  $         6  $         45  $         --  $      1,169  $         --
Variable account expenses                337         1,991          697         2,317         1,708           399           804
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (44)         (267)        (691)       (2,272)       (1,708)          770          (804)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                10,377        11,885       14,999        13,928        16,655        12,201        17,132
   Cost of investments sold           13,183        14,359       16,061        15,181        17,365        12,550        17,612
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                 (2,806)       (2,474)      (1,062)       (1,253)         (710)         (349)         (480)
Distributions from capital
 gains                                    --            --          370           541           779            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                       (6,768)      (15,574)     (17,642)      (32,582)       28,598         1,362       (10,951)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments        (9,574)      (18,048)     (18,334)      (33,294)       28,667         1,013       (11,431)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                      $    (9,618) $    (18,315) $   (19,025) $    (35,566) $     26,959  $      1,783  $    (12,235)
===============================================================================================================================

                                                              SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          YNO           YVS           YMI           YVA           YIC           YSP
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                   $         --  $        --  $         --  $        711  $         --  $          5
Variable account expenses                          169,601        1,010         2,179         4,140           420           820
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (169,601)      (1,010)       (2,179)       (3,429)         (420)         (815)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                           1,567,255       26,698        80,291        12,866         4,673         7,844
   Cost of investments sold                      2,413,583       29,914        87,426        13,602         5,671         8,000
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                      (846,328)      (3,216)       (7,135)         (736)         (998)         (156)
Distributions from capital gains                 3,611,875        2,658        10,442         4,671         4,172            --
Net change in unrealized appreciation or
 depreciation of investments                   (10,052,007)     (15,779)       56,814        56,654       (11,460)       12,487
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (7,286,460)     (16,337)       60,121        60,589        (8,286)       12,331
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                    $ (7,456,061) $   (17,347) $     57,942  $     57,160  $     (8,706) $     11,516
===============================================================================================================================

See accompanying notes to financial statements.

                                                              SEGREGATED ASSET SUBACCOUNTS
                        ------------------------------------------------------------------------------------------------------------
PERIOD ENDED
  DECEMBER 31, 2000         YEQ          YGS           YIN             YIT            YMA            YMM          YND(1)   YSA(1)
INVESTMENT INCOME

Dividend income from
  mutual funds and
  portfolios            $ 22,467,959  $    33,066  $     367,804  $   3,223,670  $   2,959,897     $   137,119  $      --  $     --
Mortality and expense
  risk fee                   931,569        5,350         52,052        170,962        460,310          21,198         --        --
------------------------------------------------------------------------------------------------------------------------------------
Investment income
  (loss) -- net           21,536,390       27,716        315,752      3,052,708      2,499,587         115,921         --        --
====================================================================================================================================
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss)
  on sales of
  investments in
  mutual funds
  and portfolios:
   Proceeds from sales     3,160,690      181,545        823,434        514,409      2,724,155       4,108,825         --        --
   Cost of investments
     sold                  1,892,427      189,825        884,240        460,672      1,979,694       4,108,811         --        --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
  (loss) on investments    1,268,263       (8,280)       (60,806)        53,737        744,461              14         --        --
Net change in
  unrealized
  appreciation or
  depreciation
  of investments         (50,145,875)      43,467         72,401     (8,583,595)   (10,804,020)            (22)        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
  investments            (48,877,612)      35,187         11,595     (8,529,858)   (10,059,559)             (8)        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets
  resulting from
  operations            $(27,341,222) $    62,903  $     327,347  $  (5,477,150) $  (7,559,972)    $   115,913  $      --  $     --
====================================================================================================================================

(1) For the period Nov. 13, 2000 (commencement of operations) to Dec. 31, 2000.

                                                              SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)              YGI          YGC(1)       YGT(1)        YIG(1)       YIO(1)        YNO
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $    837,301   $      --   $        --   $        --   $     --   $  2,036,114
Mortality and expense risk fee                           249,293          --            --            --         --        242,195
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          588,008          --            --            --         --      1,793,919
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                   423,956          --            --            --         --        249,745
   Cost of investments sold                              322,244          --            --            --         --        167,554
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  101,712          --            --            --         --         82,191
Net change in unrealized appreciation or
  depreciation of investments                         (5,494,731)         --            --            --          1    (10,244,456)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (5,393,019)         --            --            --          1    (10,162,265)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ (4,805,011)  $      --    $       --   $        --   $      1   $ (8,368,346)
==================================================================================================================================

(1) For the period Nov. 13, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                              SEGREGATED ASSET SUBACCOUNTS
                        ------------------------------------------------------------------------------------------------------------
YEAR ENDED
  DECEMBER 31, 1999         YEQ          YGS           YIN            YIT            YMA             YMM           YGI        YNO
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios            $         --  $    38,762  $     425,512  $     398,665  $ 1,270,807  $     95,076  $   202,377  $   131,852
Mortality and expense
 risk fee                   585,629        6,215         52,970        137,144      391,502        18,496      141,258      115,978
-----------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net             (585,629)      32,547        372,542        261,521      879,305        76,580       61,119       15,874
===================================================================================================================================

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss)
 on sales of
 investments in
 mutual funds and
 portfolios:
  Proceeds from sales     3,258,742      197,166        653,512        634,066    1,793,507     3,500,815       94,692      107,800
  Cost of investments
    sold                  2,526,521      204,018        678,758        521,229    1,425,666     3,500,800       77,841       86,666
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain
 (loss) on investments      732,221       (6,852)       (25,246)       112,837      367,841            15       16,851       21,134
Net change in
 unrealized
 appreciation or
 depreciation of
 investments             45,611,195      (46,785)      (376,233)     4,786,384    8,387,190            17    5,089,669    8,641,203
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments             46,343,416      (53,637)      (401,479)     4,899,221    8,755,031            32    5,106,520    8,662,337
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from
 operations            $ 45,757,787  $   (21,090) $     (28,937) $   5,160,742  $ 9,634,336  $     76,612  $ 5,167,639  $ 8,678,211
===================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                              SEGREGATED ASSET SUBACCOUNTS
                                    ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001               YEQ         YEI           YGS           YIN           YIT          YMA         YMM
OPERATIONS

Investment income (loss) -- net      $   (464,081) $         21  $     31,198  $   330,412  $      4,472  $    372,079  $   89,905
Net realized gain (loss) on sales
 of investments                        (1,536,055)         (117)        1,515      (19,125)     (698,536)     (285,190)         65
Distributions from capital gains        8,139,832            15            --           --            --         7,654          --
Net change in unrealized
 appreciation or depreciation of
 investments                          (32,415,854)         (432)        3,195      120,401    (4,668,148)   (9,122,556)        103
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    (26,276,158)         (513)       35,908      431,688    (5,362,212)   (9,028,013)     90,073
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              8,584,846         9,475       111,248      688,464     2,752,496     5,149,590   1,701,379
Net transfers(1)                       (2,947,832)       20,331       162,229       72,601    (1,379,062)     (920,670)   (663,210)
Transfers for policy loans               (365,935)       (1,217)        3,922      (33,688)      (63,995)     (139,622)    (31,608)
Policy charges                         (3,379,635)         (574)      (59,097)    (429,456)     (793,505)   (2,337,861)   (341,433)
Contract terminations:
   Surrender benefits                  (1,620,997)           --       (18,626)    (247,311)     (351,318)   (1,027,467)   (222,316)
   Death benefits                         (44,684)           --          (449)      (1,839)       (6,567)      (25,836)         --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                             225,763        28,015       199,227       48,771       158,049       698,134     442,812
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        81,222,117            --       617,771    5,908,059    18,243,239    44,253,120   2,796,579
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $ 55,171,722  $     27,502  $    852,906  $ 6,388,518  $ 13,039,076  $ 35,923,241  $3,329,464
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                  14,763,855            --       253,205    2,372,773     8,453,750    10,575,568    1,570,725
Contract purchase payments              2,133,881         9,228        45,002      269,088     1,602,904     1,503,524      948,571
Net transfers(1)                         (759,340)       19,372        64,035       29,413      (865,000)     (284,448)    (369,922)
Transfers for policy loans               (113,239)       (1,252)          929      (16,267)      (51,824)      (64,795)     (21,212)
Policy charges                           (814,414)         (571)      (23,419)    (162,876)     (441,957)     (666,014)    (187,527)
Contract terminations:
   Surrender benefits                    (432,369)           --        (7,085)     (97,161)     (237,367)     (323,454)    (124,219)
   Death benefits                          (7,299)           --          (216)        (725)       (2,943)       (4,983)          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       14,771,075        26,777       332,451    2,394,245     8,457,563    10,735,398    1,816,416
===================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account

See accompanying notes to financial statements.

                                                              SEGREGATED ASSET SUBACCOUNTS
                                     ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                                YBC         YBD           YCR           YCM           YDE          YEM          YEX
OPERATIONS

Investment income (loss) -- net         $     (37) $     15,335  $         (3) $     4,319  $      1,010  $        (79) $   14,735
Net realized gain (loss) on sales of
 investments                                 (176)         (536)           (3)          (2)         (643)          (60)        192
Distributions from capital gains               --            --            --           --            --            --          --
Net change in unrealized appreciation
 or depreciation of investments            (1,672)       (5,001)          290          (14)        8,051          (234)    (12,885)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                 (1,885)        9,798           284        4,303         8,418          (373)      2,042
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 28,884       119,558           528      424,973        80,698           904      64,510
Net transfers(1)                            9,084       695,403        13,717      179,266       596,306        12,676     309,063
Transfers for policy loans                     --           693            --           --         8,939            --       6,439
Policy charges                             (1,491)      (30,666)         (263)     (38,638)       (8,874)         (265)    (11,703)
Contract terminations:
   Surrender benefits                          --            --            --      (26,380)       (4,992)           --          --
   Death benefits                              --            --            --           --            --            --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                              36,477       784,988        13,982      539,221       672,077        13,315     368,309
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --            --            --           --            --            --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $  34,592  $    794,786  $     14,266  $   543,524  $    680,495  $     12,942  $  370,351
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                          --            --            --           --            --            --           --
Contract purchase payments                 34,377       112,238           766      417,903        81,474         1,057       65,612
Net transfers(1)                           10,946       653,481        19,946      177,478       585,203        13,500      312,290
Transfers for policy loans                     --           632            --           --         9,370            --        6,612
Policy charges                             (1,762)      (28,591)         (372)     (37,971)       (8,873)         (318)     (11,810)
Contract terminations:
   Surrender benefits                          --            --            --      (25,808)       (5,424)           --           --
   Death benefits                              --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           43,561       737,760        20,340      531,602       661,750        14,239      372,704
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                              SEGREGATED ASSET SUBACCOUNTS
                                        ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                              YFI           YGB           YGR           YIE          YMF           YND          YIV
OPERATIONS

Investment income (loss) -- net         $   2,454  $      1,173  $       (633) $        34  $        731  $     (4,575) $      667
Net realized gain (loss) on sales
 of investments                                75            62          (862)         (68)         (674)         (498)     (2,013)
Distributions from capital gains               --            --            --           --            --            --          --
Net change in unrealized appreciation
 or depreciation of investments              (100)       (1,408)      (16,055)        (766)       (2,372)      (28,669)     (3,809)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                  2,429          (173)      (17,550)        (800)       (2,315)      (33,742)     (5,155)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 22,660        18,955        80,001        6,947        53,766       703,111     168,253
Net transfers(1)                          131,732        75,983        70,898        9,190        66,145     1,548,905     715,661
Transfers for policy loans                     --            --         1,270           --          (238)        1,515      (1,128)
Policy charges                            (10,585)       (1,362)       (8,427)        (680)       (9,180)      (62,054)    (20,266)
Contract terminations:
   Surrender benefits                          --            --          (183)          --            --        (6,852)         --
   Death benefits                              --            --            --           --            --            --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                             143,807        93,576       143,559       15,457       110,493     2,184,625     862,520
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --            --            --           --            --            18          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 146,236  $     93,403  $    126,009  $    14,657  $    108,178  $  2,150,901  $  857,365
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                          --            --            --           --            --            20           --
Contract purchase payments                 21,523        18,015       120,530       12,366        64,956       937,348      202,736
Net transfers(1)                          126,149        71,485        96,255       16,051        77,783     2,050,332      850,458
Transfers for policy loans                     --            --         2,230           --          (307)          704       (1,376)
Policy charges                            (10,035)       (1,283)      (12,724)      (1,220)      (11,106)      (83,708)     (24,781)
Contract terminations:
   Surrender benefits                          --            --          (408)          --            --        (9,945)          --
   Death benefits                              --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          137,637        88,217       205,883       27,197       131,326     2,894,751    1,027,037
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                              SEGREGATED ASSET SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,  2001
 (CONTINUED)                                YSM        YSA           YCA           YCD           YGI          YIR          YVL
OPERATIONS

Investment income (loss) -- net         $    (351) $       (410)  $      (321) $      (483) $   (202,489)   $     (995)  $   (3,118)
Net realized gain (loss) on sales of
 investments                                 (244)       (4,550)       (1,582)        (187)     (282,732)         (526)      (2,581)
Distributions from capital gains               --            --         4,859           --            --           446           --
Net change in unrealized appreciation
  or depreciation of investments            2,561       (11,736)       (9,295)         381    (6,193,691)      (19,750)      69,758
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                  1,966       (16,696)       (6,339)        (289)   (6,678,912)      (20,825)      64,059
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 34,591        84,981        40,190       48,412     4,982,727       116,321      211,511
Net transfers(1)                           72,673        59,044        32,342       87,690    (1,113,227)      206,652      900,638
Transfers for policy loans                 (1,524)          965          (180)        (160)     (163,426)        2,911        1,515
Policy charges                             (3,507)       (6,190)       (4,619)      (4,357)   (1,336,079)       (9,631)     (19,131)
Contract terminations:
   Surrender benefits                          --          (756)           --          (45)     (324,107)          (66)          (1)
   Death benefits                              --            --            --           --        (5,104)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                             102,233       138,044        67,733      131,540     2,040,784       316,187    1,094,532
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --            18            --           --    27,037,431            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 104,199  $    121,366  $     61,394  $   131,251  $ 22,399,303    $  295,362   $1,158,591
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year         --            32            --           --    15,192,641            --           --
Contract purchase payments                 39,370       206,881        54,742       53,834     3,383,268       153,236      187,897
Net transfers(1)                           81,538       124,628        42,656       94,377      (843,790)      274,667      792,046
Transfers for policy loans                 (1,891)        2,596          (262)        (174)     (127,229)        4,163        1,282
Policy charges                             (4,015)      (15,618)       (6,685)      (4,885)     (874,578)      (13,120)     (16,961)
Contract terminations:
   Surrender benefits                          --        (1,717)           --          (54)     (266,784)          (81)          --
   Death benefits                              --            --            --           --        (1,999)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          115,002       316,802        90,451      143,098    16,461,529       418,865      964,264
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                              SEGREGATED ASSET SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                               YSB          YEG           YSC          YGC           YMP          YOS           YRE
OPERATIONS

Investment income (loss) -- net         $   1,670  $        (98) $       (487) $    (2,533) $     (4,174)   $     (518)  $      939
Net realized gain (loss) on sales of
 investments                                 (175)           27          (101)      (4,916)         (144)         (194)         (31)
Distributions from capital gains              886            --            --        2,667            --           151           --
Net change in unrealized appreciation
 or depreciation of investments            (2,502)        1,217         4,198        9,021        55,767       (11,778)       9,119
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   (121)        1,146         3,610        4,239        51,449       (12,339)      10,027
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 24,755        12,204        44,847      221,942       305,032        61,910       60,416
Net transfers(1)                           25,368        11,513        69,361      811,385       988,153       123,626      245,142
Transfers for policy loans                   (134)           --           667       (8,569)        7,461        (1,148)      (2,747)
Policy charges                             (1,732)         (881)       (3,373)     (30,979)      (31,722)       (4,808)      (4,146)
Contract terminations:
   Surrender benefits                          --            --           (45)          --        (5,148)          (45)          --
   Death benefits                              --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                              48,257        22,836       111,457      993,779     1,263,776       179,535      298,665
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --            --            --            4            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $  48,136  $     23,982  $    115,067  $   998,022  $  1,315,225    $  167,196   $  308,692
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                          --            --            --            4            --            --           --
Contract purchase payments                 28,848        16,045        75,288      252,452       321,520        77,046       54,477
Net transfers(1)                           29,405        15,225       112,195      911,444     1,036,311       152,875      218,569
Transfers for policy loans                   (151)           --           947       (9,963)        7,406        (1,601)      (2,372)
Policy charges                             (2,011)       (1,161)       (5,813)     (35,430)      (32,821)       (6,201)      (3,718)
Contract terminations:
   Surrender benefits                          --            --           (82)          --        (6,143)         (106)          --
   Death benefits                              --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           56,091        30,109       182,535    1,118,507     1,326,273       222,013      266,956
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                               YSV         YIF            YIS          YSE          YUE           YMC           YAG
OPERATIONS

Investment income (loss) -- net         $    (402) $        153  $        344  $       (44) $        132  $      2,588  $      (841)
Net realized gain (loss) on sales of
  investments                                (935)       (1,492)         (506)          (1)         (255)        4,112         (623)
Distributions from capital gains              412         6,167            --           --            --        24,529           --
Net change in unrealized appreciation
  or depreciation of investments            9,215       (10,815)        1,267        6,012          (497)        2,455      (25,578)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 8,290        (5,987)        1,105        5,967          (620)       33,684      (27,042)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 17,674        25,126         8,444       46,442        64,830       139,486      137,825
Net transfers(1)                          134,133       209,278        57,277       58,218        86,397       398,819       91,354
Transfers for policy loans                    745         1,860           397       (3,741)       (7,522)        1,329       (1,668)
Policy charges                             (1,831)       (5,731)         (642)      (4,088)       (4,706)      (15,073)      (9,771)
Contract terminations:
  Surrender benefits                           --            --            --           --            --          (520)         (41)
  Death benefits                               --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            150,721       230,533        65,476       96,831       138,999       524,041      217,699
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 159,011  $    224,546  $     66,581  $   102,798  $    138,379  $    557,725  $   190,657
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
  year                                         --            --            --           --            --            --           --
Contract purchase payments                 15,433        30,390         9,304       48,718        76,902       125,302      239,111
Net transfers(1)                          116,181       237,626        59,712       59,670       104,338       356,414      155,559
Transfers for policy loans                    543         1,065           374       (3,710)       (8,565)          314       (3,509)
Policy charges                             (1,630)       (6,767)         (693)      (4,308)       (5,682)      (13,340)     (18,022)
Contract terminations:
   Surrender benefits                          --            --            --           --            --          (568)         (83)
   Death benefits                              --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          130,527       262,314        68,697      100,370       166,993       468,122      373,056
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                            YGT           YIG           YIP          YGW          YDS           YPH           YIO
OPERATIONS

Investment income (loss) -- net         $     (44) $       (267) $       (691) $    (2,272) $     (1,708) $        770  $      (804)
Net realized gain (loss) on sales of
  investments                              (2,806)       (2,474)       (1,062)      (1,253)         (710)         (349)        (480)
Distributions from capital gains               --            --           370          541           779            --           --
Net change in unrealized appreciation
  or depreciation of investments           (6,768)      (15,574)      (17,642)     (32,582)       28,598         1,362      (10,951)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (9,618)      (18,315)      (19,025)     (35,566)       26,959         1,783      (12,235)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 42,092       167,107        21,997      167,859       138,472        99,132      110,269
Net transfers(1)                           60,244       507,729       186,151      531,356       456,644        55,527       96,470
Transfers for policy loans                    (68)        3,011        (3,577)       8,771           (50)           --          576
Policy charges                             (5,751)      (15,144)       (3,575)     (16,831)      (16,970)       (1,703)      (8,987)
Contract terminations:
  Surrender benefits                           --           (43)           --           --            --            --           --
  Death benefits                               --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             96,517       662,660       200,996      691,155       578,096       152,956      198,328
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                18             4            --           --            --            --           18
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $  86,917  $    644,349  $    181,971  $   655,589  $    605,055  $    154,739  $   186,111
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
  year                                         22             5            --           --            --            --           19
Contract purchase payments                 77,156       232,767        28,867      229,012       161,446        99,163      163,770
Net transfers(1)                           98,442       689,973       223,382      704,657       517,273        56,235      132,693
Transfers for policy loans                   (121)        3,746        (4,315)      12,587          (116)           --          850
Policy charges                            (10,062)      (21,719)       (4,346)     (23,170)      (19,877)       (1,709)     (13,254)
Contract terminations:
  Surrender benefits                           --           (88)           --           --            --            --           --
  Death benefits                               --            --            --           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          165,437       904,684       243,588      923,086       658,726       153,689      284,078
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                               SEGREGATED ASSET SUBACCOUNTS
                                        ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                                YNO            YVS           YMI           YVA           YIC           YSP
OPERATIONS

Investment income (loss) -- net         $   (169,601)   $   (1,010)   $   (2,179) $    (3,429)   $     (420)   $     (815)
Net realized gain (loss) on sales of
  investments                               (846,328)       (3,216)       (7,135)        (736)         (998)         (156)
Distributions from capital gains           3,611,875         2,658        10,442        4,671         4,172            --
Net change in unrealized appreciation
  or depreciation of investments         (10,052,007)      (15,779)       56,814       56,654       (11,460)       12,487
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               (7,456,061)      (17,347)       57,942       57,160        (8,706)       11,516
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 4,705,041       133,677       111,652      226,660        43,615        92,534
Net transfers(1)                          (1,296,068)      129,725       601,698    1,144,058        90,443       167,465
Transfers for policy loans                  (129,827)       (2,956)        1,557       (3,638)        7,741        14,605
Policy charges                            (1,098,931)      (10,266)      (12,009)     (25,840)       (3,004)       (5,404)
Contract terminations:
   Surrender benefits                       (327,193)          (82)         (117)      (1,143)       (4,426)       (4,910)
   Death benefits                             (3,851)           --            --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             1,849,171       250,098       702,781    1,340,097       134,369       264,290
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           23,054,797            --            --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 17,447,907    $  232,751    $  760,723  $ 1,397,257    $  125,663    $  275,806
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
  year                                    12,742,567            --            --           --            --            --
Contract purchase payments                 3,397,902       216,841        96,158      193,960        57,872        85,101
Net transfers(1)                          (1,085,937)      191,407       496,764      963,711       122,539       150,393
Transfers for policy loans                  (109,124)       (5,609)          399       (3,842)        9,433        13,050
Policy charges                              (764,849)      (16,678)      (10,040)     (21,657)       (4,070)       (4,848)
Contract terminations:
   Surrender benefits                       (278,482)         (513)         (171)      (1,497)       (6,251)       (4,675)
   Death benefits                             (2,195)           --            --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          13,899,882       385,448       583,110    1,130,675       179,523       239,021
=========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
(to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SEGREGATED ASSET SUBACCOUNTS
                               ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000     YEQ             YGS           YIN           YIT           YMA           YMM      YND(1)  YSA(1)
OPERATIONS

Investment income (loss)
  -- net                       $  21,536,390  $     27,716  $    315,752  $  3,052,708  $   2,499,587  $   115,921  $    --  $   --
Net realized gain (loss) on
  investments                      1,268,263        (8,280)      (60,806)       53,737        744,461           14       --      --
Net change in unrealized
  appreciation or
  depreciation of
  investments                    (50,145,875)       43,467        72,401    (8,583,595)   (10,804,020)         (22)      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets
  resulting from operations      (27,341,222)       62,903       327,347    (5,477,150)    (7,559,972)     115,913       --      --
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         9,252,627        85,291       658,871     3,146,272      5,720,661    1,682,578       --      --
Net transfers(2)                   2,342,007       (67,291)     (494,978)    1,708,499     (1,120,699)    (992,061)      20      20
Transfers for policy loans        (1,457,126)      (15,583)      (26,114)     (228,628)      (576,472)      11,682       --      --
Policy charges                    (3,056,629)      (46,392)     (297,684)     (601,871)    (1,970,418)    (226,002)      (2)     (2)
Contract terminations:
   Surrender benefits             (2,635,242)      (16,425)     (128,853)     (408,230)    (1,213,243)     (61,315)      --      --
   Death benefits                    (71,797)       (6,532)         (237)       (5,787)      (299,776)          --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions            4,373,840       (66,932)     (288,995)    3,610,255        540,053      414,882       18      18
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                        104,189,499       621,800     5,869,707    20,110,134     51,273,039    2,265,784       --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $  81,222,117  $    617,771  $  5,908,059  $ 18,243,239  $  44,253,120  $ 2,796,579  $    18  $   18
===================================================================================================================================

ACCUMULATION UNIT
  ACTIVITY

Units outstanding at
  beginning of year               14,138,625      2,83,131     2,493,277     7,011,444     10,457,248    1,336,769       --      --
Contract purchase
  payments                         1,293,878        37,680       276,621     1,270,825      1,167,423      967,742       --      --
Net transfers(2)                     350,154       (29,913)     (198,895)      678,373       (197,794)    (573,915)      23      36
Transfers for
  policy loans                      (202,118)       (6,994)      (11,497)      (94,719)      (120,017)       5,728       --      --
Policy charges                      (446,472)      (20,509)     (132,793)     (246,563)      (422,256)    (129,575)      (3)     (4)
Contract terminations:
   Surrender benefits               (361,800)       (7,281)      (53,839)     (163,552)      (248,561)     (36,024)      --      --
   Death benefits                     (8,412)       (2,909)         (101)       (2,058)       (60,475)          --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding
  at end of year                  14,763,855      2,53,205     2,372,773     8,453,750     10,575,568    1,570,725       20      32
===================================================================================================================================

(1) For the period Nov.13, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to finanacial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)         YGI          YGC(1)        YGT(1)        YIG(1)        YIO(1)          YNO
OPERATIONS

Investment income (loss) -- net               $    588,008    $       --    $       --    $        --    $      --    $   1,793,919
Net realized gain (loss) on investments            101,712            --            --             --           --           82,191
Net change in unrealized appreciation or
  depreciation of investments                   (5,494,731)           --            --             --            1      (10,244,456)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (4,805,011)           --            --             --            1       (8,368,346)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       5,428,429            --            --             --           --        5,108,971
Net transfers(2)                                 3,501,474             7            31              7           19        4,443,345
Transfers for policy loans                        (168,736)           --            --             --           --         (280,269)
Policy charges                                    (932,172)           (3)          (13)            (3)          (2)        (819,114)
Contract terminations:
   Surrender benefits                             (506,548)           --            --             --           --         (511,005)
   Death benefits                                 (150,151)           --            --             --           --          (33,279)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   7,172,296             4            18              4           17        7,908,649
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 24,670,146            --            --             --           --       23,514,494
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $27,037,431    $        4    $       18    $         4    $      18    $  23,054,797
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          11,738,977            --            --             --           --        9,519,818
Contract purchase payments                       2,630,056            --            --             --           --        2,108,075
Net transfers(2)                                 1,696,962             7            37              8           22        1,790,695
Transfers for policy loans                         (82,682)           --            --             --           --         (112,460)
Policy charges                                    (468,899)           (3)          (15)            (3)          (3)        (347,048)
Contract terminations:
   Surrender benefits                             (247,385)           --            --             --           --         (202,836)
   Death benefits                                  (74,388)           --            --             --           --          (13,677)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                15,192,641             4            22              5           19       12,742,567
===================================================================================================================================

(1) For the period Nov. 13, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                ---------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999         YEQ         YGS         YIN         YIT        YMA           YMM          YGI           YNO
OPERATIONS

Investment income (loss) -- net $   (585,629) $ 32,547  $  372,542  $   261,521  $   879,305  $    76,580  $    61,119  $    15,874
Net realized gain (loss) on
  investments                        732,221    (6,852)    (25,246)     112,837      367,841           15       16,851       21,134
Net change in unrealized
  appreciation or depreciation
  of investments                  45,611,195   (46,785)   (376,233)   4,786,384   8,387,190            17    5,089,669    8,641,203
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      45,757,787   (21,090)    (28,937)   5,160,742   9,634,336        76,612    5,167,639    8,678,211
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         8,551,838    76,884     937,454    2,690,098    5,781,403    1,668,505    4,193,541    3,518,254
Net transfers(1)                    (266,660)  (29,547)   (297,141)     375,017       16,778     (978,263)   6,517,721    4,066,144
Transfers for policy loans          (660,439)      972     (47,618)    (148,216)    (416,682)     (23,816)     (96,776)    (101,160)
Policy charges                    (2,555,364)  (52,896)   (339,475)    (548,800)  (1,960,792)    (183,207)    (615,933)    (490,797)
Contract terminations:
   Surrender benefits             (1,845,102)  (31,234)   (177,402)    (431,146)  (1,049,766)     (11,484)    (256,831)    (197,525)
   Death benefits                   (161,163)       --     (10,084)     (23,806)    (125,555)      (5,647)     (30,962)     (11,094)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions            3,063,110   (35,821)     65,734    1,913,147    2,245,386      466,088    9,710,760    6,783,822
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year   55,368,602   678,711   5,832,910   13,036,245   39,393,317    1,723,084    9,791,747    8,052,461
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $104,189,499  $621,800  $5,869,707  $20,110,134  $51,273,039  $ 2,265,784  $24,670,146  $23,514,494
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                         13,469,431   300,137   2,465,891    6,172,923    9,922,663    1,054,652    6,205,902    5,471,531
Contract purchase payments         1,912,015    38,617     398,861    1,178,548    1,366,155    1,003,107    2,384,670    2,096,643
Net transfers(1)                     (88,739)  (18,107)   (126,846)     162,379        9,127     (586,229)   3,721,071    2,429,065
Transfers for policy loans          (152,457)      445     (20,230)     (64,174)     (98,711)     (14,477)     (55,821)     (61,517)
Policy charges                      (569,337)  (23,883)   (144,424)    (241,215)    (463,652)    (110,009)    (351,569)    (293,045)
Contract terminations:
   Surrender benefits               (392,808)  (14,078)    (75,706)    (186,276)    (248,464)      (6,877)    (146,760)    (115,821)
   Death benefits                    (39,480)       --      (4,269)     (10,741)     (29,870)      (3,398)     (18,516)      (7,038)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                            14,138,625   283,131   2,493,277    7,011,444   10,457,248    1,336,769   11,738,977    9,519,818
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law on Sept. 12, 1985 as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on Aug. 31, 1987.


The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                           INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------
YEQ                  IDS Life Series Fund - Equity Portfolio                    IDS Life Insurance Company(1)
YEI(2)               IDS Life Series Fund - Equity Income Portfolio             IDS Life Insurance Company(1)
YGS                  IDS Life Series Fund - Government Securities Portfolio     IDS Life Insurance Company(1)
YIN                  IDS Life Series Fund - Income Portfolio                    IDS Life Insurance Company(1)
YIT                  IDS Life Series Fund - International Equity Portfolio      IDS Life Insurance Company(1)
YMA                  IDS Life Series Fund - Managed Portfolio                   IDS Life Insurance Company(1)
YMM                  IDS Life Series Fund - Money Market Portfolio              IDS Life Insurance Company(1)
YBC(2)               AXP(R) Variable Portfolio - Blue Chip Advantage Fund       IDS Life Insurance Company(1)
YBD(2)               AXP(R) Variable Portfolio - Bond Fund                      IDS Life Insurance Company(1)
YCR(2)               AXP(R) Variable Portfolio - Capital Resource Fund          IDS Life Insurance Company(1)
YCM(2)               AXP(R) Variable Portfolio - Cash Management Fund           IDS Life Insurance Company(1)
YDE(2)               AXP(R) Variable Portfolio - Diversified Equity Income Fund IDS Life Insurance Company(1)
YEM(2)               AXP(R) Variable Portfolio - Emerging Markets Fund          IDS Life Insurance Company(3)
YEX(2)               AXP(R) Variable Portfolio - Extra Income Fund              IDS Life Insurance Company(1)
YFI(2)               AXP(R) Variable Portfolio - Federal Income Fund            IDS Life Insurance Company(1)
YGB(2)               AXP(R) Variable Portfolio - Global Bond Fund               IDS Life Insurance Company(1)
YGR(2)               AXP(R) Variable Portfolio - Growth Fund                    IDS Life Insurance Company(1)
YIE(2)               AXP(R) Variable Portfolio - International Fund             IDS Life Insurance Company(3)
YMF(2)               AXP(R) Variable Portfolio - Managed Fund                   IDS Life Insurance Company(1)
YND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)         IDS Life Insurance Company(1)
YIV(2)               AXP(R) Variable Portfolio - S&P 500 Index Fund             IDS Life Insurance Company(1)
YSM(2)               AXP(R) Variable Portfolio - Small Cap Advantage Fund       IDS Life Insurance Company(4)
YSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund       IDS Life Insurance Company(1)
YCA(2)               AIM V.I. Capital Appreciation Fund, Series I               A I M Advisors, Inc.
YCD(2)               AIM V.I. Capital Development Fund, Series I                A I M Advisors, Inc.
YGI                  AIM V.I. Core Equity Fund, Series I                        A I M Advisors, Inc.
                      (previously AIM V.I. Growth and Income Fund, Series I)
YIR(2)               American Century(R) VP International                       American Century Investment Management, Inc.
YVL(2)               American Century(R) VP Value                               American Century Investment Management, Inc.
YSB(2)               Calvert Variable Series, Inc. Social Balanced Portfolio    Calvert Asset Management Company, Inc.(5)
YEG(2)               Credit Suisse Trust - Emerging Growth Portfolio            Credit Suisse Asset Management, LLC
YSC(2)               Credit Suisse Trust - Small Cap Growth Portfolio           Credit Suisse Asset Management, LLC
                      (previously Credit Suisse Warburg Pincus Trust - Small
                      Company Growth Portfolio)
YGC                  Fidelity VIP Growth & Income Portfolio (Service Class)     Fidelity Management & Research Company (FMR)(6)
YMP(2)               Fidelity VIP Mid Cap Portfolio (Service Class)             Fidelity Management & Research Company (FMR)(6)
YOS(2)               Fidelity VIP Overseas Portfolio (Service Class)            Fidelity Management & Research Company (FMR)(7)
YRE(2)               FTVIPT Franklin Real Estate Fund - Class 2                 Franklin Advisers, Inc.
YSV(2)               FTVIPT Franklin Small Cap Value Securities Fund - Class 2  Franklin Advisory Services, LLC
                      (previously FTVIPT Franklin Value Securities Fund -
                      Class 2)
YIF(2)               FTVIPT Templeton Foreign Securities Fund - Class 2(8)      Templeton Investment Counsel, LLC
                      (previously FTVIPT Templeton International Securities
                      Fund - Class 2)
YIS(2)               FTVIPT Templeton International Smaller Companies Fund -
                      Class 2(8)                                                Templeton Investment Counsel, LLC
YSE(2)               Goldman Sachs VIT CORE(SM) Small Cap Equity Fund           Goldman Sachs Asset Management
YUE(2)               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                Goldman Sachs Asset Management
YMC(2)               Goldman Sachs VIT Mid Cap Value Fund                       Goldman Sachs Asset Management
YAG(2)               Janus Aspen Series Aggressive Growth Portfolio: Service
                      Shares                                                    Janus Capital
YGT                  Janus Aspen Series Global Technology Portfolio: Service
                      Shares                                                    Janus Capital
YIG                  Janus Aspen Series International Growth Portfolio: Service
                      Shares                                                    Janus Capital
YIP(2)               Lazard Retirement International Equity Portfolio           Lazard Asset Management
YGW(2)               MFS(R) Investors Growth Stock Series - Service Class       MFS Investment Management(R)
YDS(2)               MFS(R) New Discovery Series - Service Class                MFS Investment Management(R)

                                       78

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                           INVESTMENT MANAGER
----------------------------------------------------------------------------------------------------------------------
YPH(2)               Putnam VT High Yield Fund - Class IB Shares                Putnam Investment Management, LLC
YIO                  Putnam VT International New Opportunities Fund - Class IB
                      Shares                                                    Putnam Investment Management, LLC
YNO                  Putnam VT New Opportunities Fund - Class IA Shares         Putnam Investment Management, LLC
YVS(2)               Putnam VT Vista Fund - Class IB Shares                     Putnam Investment Management, LLC
YMI(2)               Royce Micro-Cap Portfolio                                  Royce & Associates, LLC
YVA(2)               Third Avenue Value Portfolio                               EQSF Advisers, Inc.
YIC(2)               Wanger International Small Cap                             Liberty Wanger Asset Management, L.P.
YSP(2)               Wanger U.S. Smaller Companies                              Liberty Wanger Asset Management, L.P.
                      (previously Wanger U.S. Small Cap)


(1)  American Express Financial Corporation (AEFC) is the investment adviser.

(2) Operations commenced on Nov. 13, 2000. The subaccount had no activity as of Dec. 31, 2000.
(3) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(4) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(5) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.
(6)  FMR U.K. and FMR Far East are the sub-investment advisers.
(7) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(8) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.


American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Variable Second-To-Die Life Insurance Policy.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES


A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.


A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,093,596 in 2001, $921,090 in 2000 and $993,347 in 1999.
Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the IDS Life Series Funds and AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                       PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                                    0.70%
IDS Life Series Fund - Equity Income Portfolio                                             0.70%
IDS Life Series Fund - Government Securities Portfolio                                     0.70%
IDS Life Series Fund - Income Portfolio                                                    0.70%
IDS Life Series Fund - International Equity Portfolio                                      0.95%
IDS Life Series Fund - Managed Portfolio                                                   0.70%
IDS Life Series Fund - Money Market Portfolio                                              0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                       0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                          0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                          1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                                              0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                            0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                               0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                             0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                             0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                       0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                       0.650% to 0.575%
-----------------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                               0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.060% to 0.035%
------------------------------------------------------------------------------------------------


The IDS Life Series Funds and AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                 SHARES                        NAV
--------------------------------------------------------------------------------------------------------------------
YEQ                  IDS Life Series Fund - Equity Portfolio                      3,186,809                 $  17.32
YEI                  IDS Life Series Fund - Equity Income Portfolio                   2,815                     9.76
YGS                  IDS Life Series Fund - Government Securities Portfolio          82,725                    10.28
YIN                  IDS Life Series Fund - Income Portfolio                        667,264                     9.54
YIT                  IDS Life Series Fund - International Equity Portfolio        1,194,796                    10.92
YMA                  IDS Life Series Fund - Managed Portfolio                     2,415,648                    14.88
YMM                  IDS Life Series Fund - Money Market Portfolio                3,321,851                     1.00
YBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund             4,225                     8.19
YBD                  AXP(R) Variable Portfolio - Bond Fund                           75,600                    10.47
YCR                  AXP(R) Variable Portfolio - Capital Resource Fund                  661                    21.69
YCM                  AXP(R) Variable Portfolio - Cash Management Fund               540,102                     1.00
YDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund      67,353                    10.10
YEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                1,751                     7.41
YEX                  AXP(R) Variable Portfolio - Extra Income Fund                   55,936                     6.57
YFI                  AXP(R) Variable Portfolio - Federal Income Fund                 16,175                    10.33
YGB                  AXP(R) Variable Portfolio - Global Bond Fund                     9,725                     9.55
YGR                  AXP(R) Variable Portfolio - Growth Fund                         19,200                     6.51
YIE                  AXP(R) Variable Portfolio - International Fund                   1,811                     8.10
YMF                  AXP(R) Variable Portfolio - Managed Fund                         7,028                    15.42
YND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)             134,657                    15.97
YIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                 109,686                     7.82
YSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund             9,932                    10.47
YSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund            14,535                     8.34
YCA                  AIM V.I. Capital Appreciation Fund, Series I                     2,827                    21.72
YCD                  AIM V.I. Capital Development Fund, Series I                     10,993                    11.94
YGI                  AIM V.I. Core Equity Fund, Series I                          1,108,876                    20.20
                       (previously AIM V.I. Growth and Income Fund, Series I)
YIR                  American Century(R) VP International                            44,789                     6.59
YVL                  American Century(R) VP Value                                   155,725                     7.44
YSB                  Calvert Variable Series, Inc. Social Balanced Portfolio         27,350                     1.76
YEG                  Credit Suisse Trust - Emerging Growth Portfolio                  2,231                    10.75
YSC                  Credit Suisse Trust - Small Cap Growth Portfolio                 8,213                    14.01
                       (previously Credit Suisse Warburg Pincus Trust -
                       Small Company Growth Portfolio)
YGC                  Fidelity VIP Growth & Income Portfolio (Service Class)          76,069                    13.12
YMP                  Fidelity VIP Mid Cap Portfolio (Service Class)                  67,309                    19.54
YOS                  Fidelity VIP Overseas Portfolio (Service Class)                 12,089                    13.83
YRE                  FTVIPT Franklin Real Estate Fund - Class 2                      17,159                    17.99

                                       81

SUBACCOUNT           INVESTMENT                                                             SHARES                        NAV
--------------------------------------------------------------------------------------------------------------------------------
YSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                   14,602                 $  10.89
                       (previously FTVIPT Franklin Value Securities Fund -
                       Class 2)
YIF                  FTVIPT Templeton Foreign Securities Fund - Class 2                          19,127                    11.74
                       (previously FTVIPT Templeton International Securities Fund - Class 2)
YIS                  FTVIPT Templeton International Smaller Companies Fund - Class 2              6,573                    10.13
YSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                             9,483                    10.84
YUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                 12,649                    10.94
YMC                  Goldman Sachs VIT Mid Cap Value Fund                                        49,400                    11.29
YAG                  Janus Aspen Series Aggressive Growth Portfolio: Service Shares               8,774                    21.73
YGT                  Janus Aspen Series Global Technology Portfolio: Service Shares              21,303                     4.08
YIG                  Janus Aspen Series International Growth Portfolio: Service Shares           27,654                    23.30
YIP                  Lazard Retirement International Equity Portfolio                            20,019                     9.09
YGW                  MFS(R) Investors Growth Stock Series - Service Class                        67,796                     9.67
YDS                  MFS(R) New Discovery Series - Service Class                                 39,754                    15.22
YPH                  Putnam VT High Yield Fund - Class IB Shares                                 19,222                     8.05
YIO                  Putnam VT International New Opportunities Fund - Class IB Shares            19,078                     9.75
YNO                  Putnam VT New Opportunities Fund - Class IA Shares                       1,046,665                    16.67
YVS                  Putnam VT Vista Fund - Class IB Shares                                      20,525                    11.34
YMI                  Royce Micro-Cap Portfolio                                                   84,525                     9.00
YVA                  Third Avenue Value Portfolio                                                81,500                    17.13
YIC                  Wanger International Small Cap                                               8,160                    15.40
YSP                  Wanger U.S. Smaller Companies                                               12,396                    22.25
                       (previously Wanger U.S. Small Cap)
----------------------------------------------------------------------------------------------------------------------------------


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                     PURCHASES
-------------------------------------------------------------------------------------------------
YEQ                  IDS Life Series Fund - Equity Portfolio                        $ 12,028,147
YEI                  IDS Life Series Fund - Equity Income Portfolio                       30,241
YGS                  IDS Life Series Fund - Government Securities Portfolio              322,592
YIN                  IDS Life Series Fund - Income Portfolio                           1,043,344
YIT                  IDS Life Series Fund - International Equity Portfolio             1,699,425
YMA                  IDS Life Series Fund - Managed Portfolio                          3,170,060
YMM                  IDS Life Series Fund - Money Market Portfolio                     4,857,271
YBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                 38,891
YBD                  AXP(R) Variable Portfolio - Bond Fund                               934,798
YCR                  AXP(R) Variable Portfolio - Capital Resource Fund                    14,196
YCM                  AXP(R) Variable Portfolio - Cash Management Fund                    711,562
YDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund          691,981
YEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                    14,438
YEX                  AXP(R) Variable Portfolio - Extra Income Fund                       456,209
YFI                  AXP(R) Variable Portfolio - Federal Income Fund                     175,000
YGB                  AXP(R) Variable Portfolio - Global Bond Fund                         97,415
YGR                  AXP(R) Variable Portfolio - Growth Fund                             162,674
YIE                  AXP(R) Variable Portfolio - International Fund                       16,969
YMF                  AXP(R) Variable Portfolio - Managed Fund                            120,190
YND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                2,186,040
YIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                      927,500
YSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                104,458
YSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                169,431
YCA                  AIM V.I. Capital Appreciation Fund, Series I                         84,774
YCD                  AIM V.I. Capital Development Fund, Series I                         140,256
YGI                  AIM V.I. Core Equity Fund, Series I                               3,679,814
                       (previously AIM V.I. Growth and Income Fund, Series I)
YIR                  American Century(R) VP International                                324,837
YVL                  American Century(R) VP Value                                      1,160,184
YSB                  Calvert Variable Series, Inc. Social Balanced Portfolio              56,343
YEG                  Credit Suisse Trust - Emerging Growth Portfolio                      25,223
YSC                  Credit Suisse Trust - Small Cap Growth Portfolio                    114,035
                       (previously Credit Suisse Warburg Pincus Trust - Small
                       Company Growth Portfolio)
YGC                  Fidelity VIP Growth & Income Portfolio (Service Class)            1,066,942
YMP                  Fidelity VIP Mid Cap Portfolio (Service Class)                    1,264,014
YOS                  Fidelity VIP Overseas Portfolio (Service Class)                     181,113

                                       82

SUBACCOUNT           INVESTMENT                                                                          PURCHASES
-------------------------------------------------------------------------------------------------------------------
YRE                  FTVIPT Franklin Real Estate Fund - Class 2                                          $  301,591
YSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              157,433
                       (previously FTVIPT Franklin Value Securities Fund - Class 2)
YIF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                     250,297
                       (previously FTVIPT Templeton International Securities Fund - Class 2)
YIS                  FTVIPT Templeton International Smaller Companies Fund - Class 2                         84,461
YSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                       109,025
YUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            151,398
YMC                  Goldman Sachs VIT Mid Cap Value Fund                                                   626,900
YAG                  Janus Aspen Series Aggressive Growth Portfolio: Service Shares                         222,244
YGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                         106,850
YIG                  Janus Aspen Series International Growth Portfolio: Service Shares                      674,278
YIP                  Lazard Retirement International Equity Portfolio                                       215,674
YGW                  MFS(R) Investors Growth Stock Series - Service Class                                   703,352
YDS                  MFS(R) New Discovery Series - Service Class                                            593,822
YPH                  Putnam VT High Yield Fund - Class IB Shares                                            165,927
YIO                  Putnam VT International New Opportunities Fund - Class IB Shares                       214,555
YNO                  Putnam VT New Opportunities Fund - Class IA Shares                                   6,858,700
YVS                  Putnam VT Vista Fund - Class IB Shares                                                 278,444
YMI                  Royce Micro-Cap Portfolio                                                              791,335
YVA                  Third Avenue Value Portfolio                                                         1,353,037
YIC                  Wanger International Small Cap                                                         142,794
YSP                  Wanger U.S. Smaller Companies                                                          271,319
                       (previously Wanger U.S. Small Cap)
-------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                        YEQ        YEI      YGS      YIN      YIT       YMA       YMM      YBC      YBD      YCR
                                     -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000

Accumulation unit value              $    5.50   $ 1.02  $  2.44  $  2.49  $  2.16   $  4.18   $  1.78  $  0.96  $  1.02  $  0.86
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001

Accumulation unit value              $    3.74   $ 1.03  $  2.57  $  2.67  $  1.54   $  3.35   $  1.83  $  0.79  $  1.08  $  0.70
Units (000s)                            14,771       27      332    2,394    8,458    10,735     1,816       44      738       20
Net assets (000s)                    $  55,172   $   28  $   853  $ 6,389  $13,039   $35,923   $ 3,329  $    35  $   795  $    14
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001

Investment income(1)                      0.13%    1.13%    5.10%    6.16%    0.93%     1.89%     3.73%    0.64%    6.26%    0.77%
Expense ratio(2)                          0.90%    0.90%    0.90%    0.90%    0.90%     0.90%     0.90%    0.90%    0.90%    0.90%
Total return(3)                         (32.00)%   0.98%    5.33%    7.23%  (28.70)%  (19.86)%    2.81%   (17.71)%  5.88%  (18.60)%
------------------------------------------------------------------------------------------------------------------------------------

                                        YCM        YDE      YEM      YEX      YFI       YGB       YGR      YIE      YMF      YND
                                     -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000

Accumulation unit value              $    1.00   $ 1.02   $ 0.93  $  0.96  $  1.02   $  1.06   $  0.89  $  0.76  $  0.93  $  0.90
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value              $    1.02   $ 1.03   $ 0.91  $  0.99  $  1.06   $  1.06   $  0.61  $  0.54  $  0.82  $  0.74
Units (000s)                               532      662       14      373      138        88       206       27      131    2,895
Net assets (000s)                    $     544   $  680   $   13  $   370  $   146   $    93   $   126  $    15  $   108  $ 2,151
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                      2.70%    1.41%    0.02%   10.77%    4.36%     5.83%       --     1.51%    2.56%    0.34%
Expense ratio(2)                          0.90%    0.90%    0.90%    0.90%    0.90%     0.90%     0.90%    0.90%    0.90%    0.90%
Total return(3)                           2.00%    0.98%   (2.15)%   3.13%    3.92%     0.00%   (31.46)% (28.95)% (11.83)% (17.78)%
------------------------------------------------------------------------------------------------------------------------------------

                                        YIV        YSM      YSA      YCA      YCD       YGI       YIR      YVL      YSB      YEG
                                     ---------------------------------------------------------------------------------------------
AT DEC. 31, 2000

Accumulation unit value              $    0.96   $ 0.98   $ 0.58   $  0.89   $ 1.01   $  1.78   $  1.00  $  1.07  $  0.93  $  0.96
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001

Accumulation unit value              $    0.83   $ 0.91   $ 0.38   $  0.68   $ 0.92   $  1.36   $  0.71  $  1.20  $  0.86  $  0.80
Units (000s)                             1,027      115      317        90      143    16,462       419      964       56       30
Net assets (000s)                    $     857   $  104   $  121   $    61   $  131   $22,399   $   295  $ 1,159  $    48  $    24
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001

Investment income(1)                      1.14%      --     0.30%       --       --      0.05%       --       --     0.97%      --
Expense ratio(2)                          0.90%    0.90%    0.90%     0.90%    0.90%     0.90%     0.90%    0.90%    0.90%    0.90%
Total return(3)                         (13.54)%  (7.14)% (34.48)%  (23.60)%  (8.91)%  (23.60)%  (29.00%)  12.15%   (7.53)% (16.67)%
------------------------------------------------------------------------------------------------------------------------------------

                                         YSC       YGC      YMP      YOS      YRE       YSV       YIF      YIS      YSE      YUE
                                     ----------------------------------------------------------------------------------------------
AT DEC. 31, 2000

Accumulation unit value              $    0.76   $ 0.99   $ 1.04   $  0.96   $ 1.08   $  1.08   $  1.03  $  1.00  $  0.99  $  0.95
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001

Accumulation unit value              $    0.63   $ 0.89   $ 0.99   $  0.75   $ 1.16   $  1.22   $  0.86  $  0.97  $  1.02  $  0.83
Units (000s)                               183    1,119    1,326       222      267       131       262       69      100      167
Net assets (000s)                    $     115   $  998   $1,315   $   167   $  309   $   159   $   225  $    67  $   103  $   138
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001

Investment income(1)                        --     0.21%      --      0.14%    1.84%     0.14%     1.11%    2.48%    0.78%    1.15%
Expense ratio(2)                          0.90%    0.90%    0.90%     0.90%    0.90%     0.90%     0.90%    0.90%    0.90%    0.90%
Total return(3)                         (17.11)% (10.10)%  (4.81)%  (21.88)%   7.41%    12.96%   (16.50)%  (3.00)%   3.03%  (12.63)%
------------------------------------------------------------------------------------------------------------------------------------

                                       84

                                         YMC       YAG      YGT      YIG      YIP       YGW       YDS      YPH      YIO      YNO
                                     ----------------------------------------------------------------------------------------------
AT DEC. 31, 2000

Accumulation unit value              $    1.07   $  0.85  $  0.85  $  0.94  $  0.99   $  0.95   $  0.98  $  0.98  $  0.93  $  1.81
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001

Accumulation unit value              $    1.19   $  0.51  $  0.53  $  0.71  $  0.75   $  0.71   $  0.92  $  1.01  $  0.66  $  1.26
Units (000s)                               468       373      165      905      244       923       659      154      284   13,900
Net assets (000s)                    $     558   $   191  $    87  $   644  $   182   $   656   $   605  $   155  $   186  $17,448
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001

Investment income(1)                      1.99%       --     0.77%    0.78%    0.01%     0.02%       --     2.62%      --       --
Expense ratio(2)                          0.90%     0.90%    0.90%    0.90%    0.90%     0.90%     0.90%    0.90%    0.90%    0.90%
Total return(3)                          11.21%   (40.00)% (37.65)% (24.47)% (24.24)%  (25.26)%   (6.12)%    3.06% (29.03)% (30.39)%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        YVS       YMI      YVA      YIC      YSP
                                                                                      --------------------------------------------
AT DEC. 31, 2000

Accumulation unit value                                                               $  0.92   $  1.01  $  1.10  $  0.90  $  1.05
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001

Accumulation unit value                                                               $  0.60   $  1.30  $  1.24  $  0.70  $  1.15
Units (000s)                                                                              385       583    1,131      180      239
Net assets (000s)                                                                     $   233   $   761  $ 1,397  $   126  $   276
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001

Investment income(1)                                                                       --        --     0.15%      --     0.01%
Expense ratio(2)                                                                         0.90%     0.90%    0.90%    0.90%    0.90%
Total return(3)                                                                        (34.78%)   28.71%   12.73%  (22.22%)   9.52%
------------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                  2001     2000     1999     1998     1997     1996    1995     1994     1993
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEQ (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - EQUITY PORTFOLIO)
Accumulation unit value at beginning of period     $   5.50  $ 7.37  $   4.11  $  3.80  $  3.17  $ 2.66  $  1.94  $  1.91  $ 1.70
Accumulation unit value at end of period           $   3.74  $ 5.50  $   7.37  $  4.11  $  3.80  $ 3.17  $  2.66  $  1.94  $ 1.91
Number of accumulation units outstanding at end
of period (000 omitted)                              14,771  14,764    14,139   13,469   11,924  10,219    7,545    6,265   4,382
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEI(1),(2) (INVESTING IN SHARES OF
IDS LIFE SERIES FUND - EQUITY INCOME PORTFOLIO)
Accumulation unit value at beginning of period     $   1.02  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.03  $ 1.02        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  27      --        --       --       --      --       --       --      --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGS (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - GOVERNMENT SECURITIES PORTFOLIO)
Accumulation unit value at beginning of period     $   2.44  $ 2.20  $   2.26  $  2.11  $  1.96  $ 1.94  $  1.66  $  1.76  $ 1.58
Accumulation unit value at end of period           $   2.57  $ 2.44  $   2.20  $  2.26  $  2.11  $ 1.96  $  1.94  $  1.66  $ 1.76
Number of accumulation units outstanding at end
of period (000 omitted)                                 332     253       283      300      256     295      301      284     244
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIN (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - INCOME PORTFOLIO)
Accumulation unit value at beginning of period     $   2.49  $ 2.35  $   2.37  $  2.26  $  2.11  $ 2.06  $  1.72  $  1.81  $ 1.59
Accumulation unit value at end of period           $   2.67  $ 2.49  $   2.35  $  2.37  $  2.26  $ 2.11  $  2.06  $  1.72  $ 1.81
Number of accumulation units outstanding at end
of period (000 omitted)                               2,394   2,373     2,493    2,466    2,184   2,032    1,614    1,408   1,308
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIT(3) (INVESTING IN SHARES OF IDS
LIFE SERIES FUND - INTERNATIONAL EQUITY
PORTFOLIO)
Accumulation unit value at beginning of period     $   2.16  $ 2.87  $   2.11  $  1.75  $  1.66  $ 1.36  $  0.98  $  1.00      --
Accumulation unit value at end of period           $   1.54  $ 2.16  $   2.87  $  2.11  $  1.75  $ 1.66  $  1.36  $  0.98      --
Number of accumulation units outstanding at end
of period (000 omitted)                               8,458   8,454     7,011    6,173    4,820   2,922      759      130      --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMA (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - MANAGED PORTFOLIO)
Accumulation unit value at beginning of period     $   4.18  $ 4.90  $   3.97  $  3.50  $  2.99  $ 2.64  $  2.24  $  2.24  $ 1.89
Accumulation unit value at end of period           $   3.35  $ 4.18  $   4.90  $  3.97  $  3.50  $ 2.99  $  2.64  $  2.24  $ 2.24
Number of accumulation units outstanding at end
of period (000 omitted)                              10,735  10,576    10,457    9,923    9,079   8,043    6,737    6,000   4,308
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMM (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - MONEY MARKET PORTFOLIO)
Accumulation unit value at beginning of period     $   1.78  $ 1.69  $   1.63  $  1.57  $  1.52  $ 1.46  $  1.39  $  1.35  $ 1.33
Accumulation unit value at end of period           $   1.83  $ 1.78  $   1.69  $  1.63  $  1.57  $ 1.52  $  1.46  $  1.39  $ 1.35
Number of accumulation units outstanding at end
of period (000 omitted)                               1,816   1,571     1,337    1,055      735     605      352      196     193
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YBC(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE
FUND)
Accumulation unit value at beginning of period     $   0.96  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.79  $ 0.96        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  44      --        --       --       --      --       --       --      --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YBD(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period     $   1.02  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.08  $ 1.02        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 738      --        --       --       --      --       --       --      --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCR(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE
FUND)
Accumulation unit value at beginning of period     $   0.86  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.70  $ 0.86        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  20      --        --       --       --      --       --       --      --
----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                  1992
-----------------------------------------------------------
SUBACCOUNT YEQ (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - EQUITY PORTFOLIO)
Accumulation unit value at beginning of period     $   1.63
Accumulation unit value at end of period           $   1.70
Number of accumulation units outstanding at end
of period (000 omitted)                               2,916
-----------------------------------------------------------
SUBACCOUNT YEI(1),(2) (INVESTING IN SHARES OF
IDS LIFE SERIES FUND - EQUITY INCOME PORTFOLIO)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YGS (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - GOVERNMENT SECURITIES PORTFOLIO)
Accumulation unit value at beginning of period     $   1.50
Accumulation unit value at end of period           $   1.58
Number of accumulation units outstanding at end
of period (000 omitted)                                 159
-----------------------------------------------------------
SUBACCOUNT YIN (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - INCOME PORTFOLIO)
Accumulation unit value at beginning of period     $   1.47
Accumulation unit value at end of period           $   1.59
Number of accumulation units outstanding at end
of period (000 omitted)                                 744
-----------------------------------------------------------
SUBACCOUNT YIT(3) (INVESTING IN SHARES OF IDS
LIFE SERIES FUND - INTERNATIONAL EQUITY
PORTFOLIO)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YMA (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - MANAGED PORTFOLIO)
Accumulation unit value at beginning of period     $   1.73
Accumulation unit value at end of period           $   1.89
Number of accumulation units outstanding at end
of period (000 omitted)                               2,720
-----------------------------------------------------------
SUBACCOUNT YMM (INVESTING IN SHARES OF IDS LIFE
SERIES FUND - MONEY MARKET PORTFOLIO)
Accumulation unit value at beginning of period     $   1.29
Accumulation unit value at end of period           $   1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 147
-----------------------------------------------------------
SUBACCOUNT YBC(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE
FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YBD(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YCR(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE
FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------

                                       86

YEAR ENDED DEC. 31,                                  2001     2000     1999     1998     1997     1996    1995     1994     1993
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCM(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT
FUND)
Accumulation unit value at beginning of period     $   1.00  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.02  $ 1.00      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 532      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YDE(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
INCOME FUND)
Accumulation unit value at beginning of period     $   1.02  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.03  $ 1.02      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 662      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEM(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS
FUND)
Accumulation unit value at beginning of period     $   0.93  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.91  $ 0.93      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  14      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEX(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period     $   0.96  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.99  $ 0.96      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 373      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YFI(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME
FUND)
Accumulation unit value at beginning of period     $   1.02  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.06  $ 1.02      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 138      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGB(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period     $   1.06  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.06  $ 1.06      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  88      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGR(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period     $   0.89  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.61  $ 0.89      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 206      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIE(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period     $   0.76  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.54  $ 0.76      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  27      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMF(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period     $   0.93  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.82  $ 0.93      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 131      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YND(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND(R))
Accumulation unit value at beginning of period     $   0.90  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.74  $ 0.90      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               2,895      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIV(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period     $   0.96  $ 1.00      --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.83  $ 0.96      --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               1,027      --      --       --       --      --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    1992
-----------------------------------------------------------
SUBACCOUNT YCM(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT
FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YDE(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
INCOME FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YEM(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS
FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YEX(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YFI(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME
FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YGB(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YGR(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YIE(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YMF(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YND(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND(R))
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
------------------------------------------------------------
SUBACCOUNT YIV(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------

                                       87

YEAR ENDED DEC. 31,                                  2001     2000     1999     1998     1997     1996    1995     1994     1993
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSM(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE
FUND)
Accumulation unit value at beginning of period     $   0.98  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.91  $ 0.98        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 115      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSA(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE
FUND)
Accumulation unit value at beginning of period     $   0.58  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.38  $ 0.58        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 317      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCA(1),(2) (INVESTING IN SHARES OF
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period     $   0.89  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.68  $ 0.89        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  90      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCD(1),(2) (INVESTING IN SHARES OF
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period     $   1.01  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.92  $ 1.01        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 143      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGI(4) (INVESTING IN SHARES OF AIM
 V.I. CORE EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. GROWTH AND INCOME FUND,
SERIES I)
Accumulation unit value at beginning of period     $   1.78  $ 2.10  $   1.58  $  1.25  $  1.00  $ 1.00       --       --      --
Accumulation unit value at end of period           $   1.36  $ 1.78  $   2.10  $  1.58  $  1.25  $ 1.00       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              16,462  15,193    11,739    6,206    2,465     148       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIR(1)(2) (INVESTING IN SHARES OF
AMERICAN CENTURY(R) VP INTERNATIONAL)
Accumulation unit value at beginning of period     $   1.00  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.71  $ 1.00        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 419      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YVL(1)(2) (INVESTING IN SHARES OF
AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period     $   1.07  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.20  $ 1.07        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 964      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSB(1),(2) (INVESTING IN SHARES OF
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
PORTFOLIO)
Accumulation unit value at beginning of period     $   0.93  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.86  $ 0.93        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  56      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEG(1),(2) (INVESTING IN SHARES OF
CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period     $   0.96  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.80  $ 0.96        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  30      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSC(1),(2) (INVESTING IN SHARES OF
CREDIT SUISSE TRUST - SMALL CAP GROWTH
PORTFOLIO)
(PREVIOUSLY CREDIT SUISSE WARBURG PINCUS
TRUST - SMALL COMPANY GROWTH PORTFOLIO)
Accumulation unit value at beginning of period     $   0.76  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.63  $ 0.76        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 183      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGC(1) (INVESTING IN SHARES OF
FIDELITY VIP GROWTH & INCOME PORTFOLIO
(SERVICE CLASS))
Accumulation unit value at beginning of period     $   0.99  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.89  $ 0.99        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               1,119      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    1992
-----------------------------------------------------------
SUBACCOUNT YSM(1),(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE
FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YSA(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE
FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YCA(1),(2) (INVESTING IN SHARES OF
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YCD(1),(2) (INVESTING IN SHARES OF
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YGI(4) (INVESTING IN SHARES OF AIM
 V.I. CORE EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. GROWTH AND INCOME FUND,
SERIES I)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YIR(1)(2) (INVESTING IN SHARES OF
AMERICAN CENTURY(R) VP INTERNATIONAL)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YVL(1)(2) (INVESTING IN SHARES OF
AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YSB(1),(2) (INVESTING IN SHARES OF
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
PORTFOLIO)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YEG(1),(2) (INVESTING IN SHARES OF
CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YSC(1),(2) (INVESTING IN SHARES OF
CREDIT SUISSE TRUST - SMALL CAP GROWTH
PORTFOLIO)
(PREVIOUSLY CREDIT SUISSE WARBURG PINCUS
TRUST - SMALL COMPANY GROWTH PORTFOLIO)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YGC(1) (INVESTING IN SHARES OF
FIDELITY VIP GROWTH & INCOME PORTFOLIO
(SERVICE CLASS))
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------

                                       88


YEAR ENDED DEC. 31,                                  2001     2000     1999     1998     1997     1996    1995     1994     1993
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMP(1),(2) (INVESTING IN SHARES OF
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period     $   1.04  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.99  $ 1.04        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               1,326      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YOS(1),(2) (INVESTING IN SHARES OF
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period     $   0.96  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.75  $ 0.96        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 222      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YRE(1),(2) (INVESTING IN SHARES OF
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period     $   1.08  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.16  $ 1.08        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 267      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSV(1),(2) (INVESTING IN SHARES OF
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES
FUND - CLASS 2)
Accumulation unit value at beginning of period     $   1.08  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.22  $ 1.08        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 131      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIF(1),(2),(5) (INVESTING IN SHARES
OF FTVIPT TEMPLETON FOREIGN SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL
SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period     $   1.03  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.86  $ 1.03        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 262      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIS(1),(2),(5) (INVESTING IN SHARES
OF FTVIPT TEMPLETON INTERNATIONAL SMALLER
COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period     $   1.00  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.97  $ 1.00        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  69      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSE(1),(2) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period     $   0.99  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.02  $ 0.99        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 100      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YUE(1),(2) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period     $   0.95  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.83  $ 0.95        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 167      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMC(1),(2) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period     $   1.07  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.19  $ 1.07        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 468      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YAG(1),(2) (INVESTING IN SHARES OF
JANUS ASPEN SERIES AGGRESSIVE GROWTH
PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period     $   0.85  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.51  $ 0.85        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 373      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGT(1) (INVESTING IN SHARES OF JANUS
ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE
SHARES)
Accumulation unit value at beginning of period     $   0.85  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.53  $ 0.85        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 165      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    1992
-----------------------------------------------------------
SUBACCOUNT YMP(1),(2) (INVESTING IN SHARES OF
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YOS(1),(2) (INVESTING IN SHARES OF
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YRE(1),(2) (INVESTING IN SHARES OF
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YSV(1),(2) (INVESTING IN SHARES OF
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES
FUND - CLASS 2)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YIF(1),(2),(5) (INVESTING IN SHARES
OF FTVIPT TEMPLETON FOREIGN SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL
SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YIS(1),(2),(5) (INVESTING IN SHARES
OF FTVIPT TEMPLETON INTERNATIONAL SMALLER
COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YSE(1),(2) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YUE(1),(2) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YMC(1),(2) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YAG(1),(2) (INVESTING IN SHARES OF
JANUS ASPEN SERIES AGGRESSIVE GROWTH
PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YGT(1) (INVESTING IN SHARES OF JANUS
ASPEN SERIES GLOBAL TECHNOLOGY
PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------

                                       89

YEAR ENDED DEC. 31,                                  2001     2000     1999     1998     1997     1996    1995     1994     1993
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIG(1) (INVESTING IN SHARES OF
JANUS ASPEN SERIES INTERNATIONAL GROWTH
PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period     $   0.94  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.71  $ 0.94        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 905      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIP(1),(2) (INVESTING IN SHARES OF
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period     $   0.99  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.75  $ 0.99        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 244      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGW(1),(2) (INVESTING IN SHARES OF
MFS(R) INVESTORS GROWTH STOCK
SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period     $   0.95  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.71  $ 0.95        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 923      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YDS(1),(2) (INVESTING IN SHARES OF
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period     $   0.98  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.92  $ 0.98        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 659      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YPH(1),(2) (INVESTING IN SHARES OF
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period     $   0.98  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.01  $ 0.98        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 154      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIO(1) (INVESTING IN SHARES OF
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period     $   0.93  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.66  $ 0.93        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 284      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YNO(4) (INVESTING IN SHARES OF
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA
SHARES)
Accumulation unit value at beginning of period     $   1.81  $ 2.47  $   1.47  $  1.19  $  0.98  $ 1.00       --       --      --
Accumulation unit value at end of period           $   1.26  $ 1.81  $   2.47  $  1.47  $  1.19  $ 0.98       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              13,900  12,743     9,520    5,472    2,226      84       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YVS(1),(2) (INVESTING IN SHARES OF
PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period     $   0.92  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.60  $ 0.92        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 385      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMI(1),(2) (INVESTING IN SHARES OF
ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period     $   1.01  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.30  $ 1.01        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 583      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YVA(1),(2) (INVESTING IN SHARES OF
THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period     $   1.10  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   1.24  $ 1.10        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               1,131      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIC(1),(2) (INVESTING IN SHARES OF
WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period     $   0.90  $ 1.00        --       --       --      --       --       --      --
Accumulation unit value at end of period           $   0.70  $ 0.90        --       --       --      --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 180      --        --       --       --      --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    1992
-----------------------------------------------------------
SUBACCOUNT YIG(1) (INVESTING IN SHARES OF
JANUS ASPEN SERIES INTERNATIONAL GROWTH
PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YIP(1),(2) (INVESTING IN SHARES OF
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YGW(1),(2) (INVESTING IN SHARES OF
MFS(R) INVESTORS GROWTH STOCK
SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YDS(1),(2) (INVESTING IN SHARES OF
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YPH(1),(2) (INVESTING IN SHARES OF
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YIO(1) (INVESTING IN SHARES OF
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YNO(4) (INVESTING IN SHARES OF
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA
SHARES)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YVS(1),(2) (INVESTING IN SHARES OF
PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YMI(1),(2) (INVESTING IN SHARES OF
ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YVA(1),(2) (INVESTING IN SHARES OF
THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------
SUBACCOUNT YIC(1),(2) (INVESTING IN SHARES OF
WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period           --
Accumulation unit value at end of period                 --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --
-----------------------------------------------------------

                                       90

YEAR ENDED DEC. 31,                                  2001     2000     1999     1998     1997     1996     1995     1994    1993
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSP(1),(2) (INVESTING IN SHARES OF
WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period     $   1.05  $ 1.00     --       --       --       --       --       --      --
Accumulation unit value at end of period           $   1.15  $ 1.05     --       --       --       --       --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 239      --     --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    1992
-----------------------------------------------------------
SUBACCOUNT YSP(1),(2) (INVESTING IN SHARES OF
WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period         --
Accumulation unit value at end of period               --
Number of accumulation units outstanding at end
of period (000 omitted)                                --
-----------------------------------------------------------



(1) Operations commenced on Nov. 13, 2000.

(2) The subaccount had no activity as of Dec. 31, 2000.
(3) Operations commenced on Oct. 28, 1994.
(4) Operations commenced on Nov. 22, 1996.

(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG  LLP


Minneapolis, Minnesota
January 28, 2002

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $404,427)                             $       --    $  405,816
      Available-for-sale, at fair value (amortized cost: 2001, $1,030,059; 2000, $554,452)          1,037,153       538,438
   Common stocks                                                                                          179         1,286
   Mortgage loans on real estate                                                                      124,705       144,121
   Policy loans                                                                                        31,273        30,894
                                                                                                       ------        ------
      Total investments                                                                             1,193,310     1,120,555
Cash and cash equivalents                                                                              17,365        39,213
Amounts recoverable from reinsurers                                                                    15,901        10,210
Amounts due from brokers                                                                                   --           877
Accounts receivable                                                                                     2,105         2,249
Premiums due                                                                                              395           344
Accrued investment income                                                                              15,976        18,546
Deferred policy acquisition costs                                                                     155,996       146,036
Other assets                                                                                            4,793           727
Separate account assets                                                                             1,418,527     1,667,031
                                                                                                    ---------     ---------
Total assets                                                                                       $2,824,368    $3,005,788
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  776,490    $  770,774
      Universal life-type insurance                                                                   164,258       160,301
      Traditional life, disability income and long-term care insurance                                 87,898        76,097
   Policy claims and other policyholders' funds                                                         6,804         2,943
   Amounts due to brokers                                                                              31,487            --
   Deferred income taxes, net                                                                           3,782           516
   Other liabilities                                                                                   18,659        18,591
   Separate account liabilities                                                                     1,418,527     1,667,031
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,507,905     2,696,253
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income (loss):
      Net unrealized securities gain (loss)                                                             4,588       (10,324)
   Retained earnings                                                                                  260,875       268,859
                                                                                                      -------       -------
      Total stockholder's equity                                                                      316,463       309,535
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,824,368    $3,005,788
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                                                 2001            2000          1999
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,566       $ 18,196      $ 15,613
Contractholder charges                                                                  27,179         24,101        22,502
Mortality and expense risk fees                                                         16,182         20,449        17,019
Net investment income                                                                   79,172         91,491        95,514
Net realized (losses) gains on investments                                             (26,426)           839         1,386
                                                                                       -------            ---         -----
      Total revenues                                                                   116,673        155,076       152,034
                                                                                       -------        -------       -------

Benefits and Expenses Death and other benefits:
   Traditional life, disability income and long-term care insurance                      6,282          5,510         5,579
   Universal life-type insurance and investment contracts                               11,669          4,724         6,313
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        7,776          8,371         6,098
Interest credited on universal life-type insurance and investment contracts             48,064         47,715        50,767
Amortization of deferred policy acquisition costs                                       16,253         14,680        15,283
Other insurance and operating expenses                                                  13,928         11,670        10,429
                                                                                        ------         ------        ------
      Total benefits and expenses                                                      103,972         92,670        94,469
                                                                                       -------         ------        ------
Income before income taxes                                                              12,701         62,406        57,565
Income taxes                                                                             4,685         22,323        19,241
                                                                                         -----         ------        ------
Net income                                                                            $  8,016       $ 40,083      $ 38,324
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                               Accumulated
                                                                                                  other
                                                                                Additional    comprehensive                Total
                                                                    Capital       paid-in    income (loss),  Retained  stockholder's
For the three years ended December 31, 2001 (In thousands)           stock        capital      net of tax    earnings     equity
Balance, January 1, 1999                                             $2,000      $49,000        $ 11,014      $217,452     $279,466
Comprehensive income:
   Net income                                                            --           --              --        38,324       38,324
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $737 and income
      taxes of $13,537                                                   --           --         (25,140)           --      (25,140)
   Reclassification adjustment for losses included in net income,
      net of income tax of $452                                          --           --            (840)           --         (840)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive loss                                              --           --         (25,980)           --      (25,980)
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      12,344
Cash dividends                                                           --           --              --       (12,000)     (12,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 1999                                            2,000       49,000         (14,966)      243,776      279,810
Comprehensive income:
   Net income                                                            --           --              --        40,083       40,083
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($137) and
      income taxes of ($3,038)                                           --           --           5,641            --        5,641
   Reclassification adjustment for gains included in net income,
      net of income tax of $537                                          --           --            (999)           --         (999)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --           4,642            --        4,642
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      44,725
Cash dividends                                                           --           --              --       (15,000)     (15,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 2000                                            2,000       49,000         (10,324)      268,859      309,535
Comprehensive income:
   Net income                                                            --           --              --         8,016        8,016
   Cumulative effect of adopting SFAS No 133, net of
      income tax benefit of $486                                         --           --            (903)           --         (903)
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($416) and
      income taxes of ($16,188)                                          --           --          30,065            --       30,065
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $7,673                                --           --         (14,250)           --      (14,250)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --          14,912            --       14,912
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      22,928
Cash dividends                                                           --           --              --       (16,000)     (16,000)
                                                                      -----       ------         -------       -------      -------
Balance, December 31, 2001                                           $2,000      $49,000       $   4,588      $260,875     $316,463
                                                                     ======      =======       =========      ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999

Cash flows from operating activities
Net income                                                                           $   8,016      $  40,083     $  38,324
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                          (2,781)        (3,556)       (3,063)
      Repayment                                                                          3,167          2,953         2,826
   Change in accrued investment income                                                   2,570           (181)        1,528
   Change in amounts recoverable from reinsurers                                        (5,691)        (3,296)       (2,837)
   Change in premiums due                                                                  (51)          (145)            5
   Change in accounts receivable                                                           144         (1,682)          275
   Change in other assets                                                               (4,203)           133           319
   Change in deferred policy acquisition costs, net                                    (10,376)        (9,944)       (6,015)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    11,801         11,819         8,368
   Change in policy claims and other policyholder's funds                                3,861            360          (522)
   Deferred income tax (benefit) provision                                              (4,763)         1,898         2,196
   Change in other liabilities                                                              68         (2,844)       (3,513)
   Amortization of premium (accretion of discount), net                                  3,477          1,353        (1,794)
   Net realized losses (gains) on investments                                           26,426           (839)       (1,386)
   Contractholder charges, non-cash                                                    (12,632)        (9,232)       (9,875)
   Other, net                                                                             (599)        (1,826)        1,859
                                                                                          ----         ------         -----
      Net cash provided by operating activities                                         18,434         25,054        26,695
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)           --
   Maturities, sinking fund payments and calls                                              --         31,178        37,852
   Sales                                                                                    --             --           790
Available-for-sale securities:
   Purchases                                                                          (429,487)      (100,905)     (155,690)
   Maturities, sinking fund payments and calls                                         117,961         34,202        50,515
   Sales                                                                               214,426         91,946        89,683
Other investments, excluding policy loans:
   Purchases                                                                              (309)            --        (3,598)
   Sales                                                                                19,223         10,838        16,671
Change in amounts due from brokers                                                         877           (877)           --
Change in amounts due to brokers                                                        31,487             --        (4,507)
                                                                                        ------         ------        ------
   Net cash (used in) provided by investing activities                                 (45,822)        61,895        31,716
                                                                                       -------         ------        ------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                              56,228         51,419        68,978
   Surrenders and death benefits                                                       (81,988)      (137,239)     (159,161)
   Interest credited to account balances                                                48,064         47,715        50,767
Universal life-type insurance policy loans:
   Issuance                                                                             (4,308)        (6,847)       (5,057)
   Repayment                                                                             3,544          4,085         3,186
Cash dividends                                                                         (16,000)       (15,000)      (12,000)
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                   5,540        (55,867)      (53,287)
                                                                                         -----        -------       -------
Net (decrease) increase in cash and cash equivalents                                   (21,848)        31,082         5,124
Cash and cash equivalents at beginning of year                                          39,213          8,131         3,007
                                                                                        ------          -----         -----
Cash and cash equivalents at end of year                                             $  17,365      $  39,213     $   8,131
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $   5,408      $  21,427     $  20,670
   Interest on borrowings                                                                   35             80           124

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for deferred annuities are amortized using the interest method. The costs for universal life and variable universal life insurance are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for universal life and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $      433       $    35        $    11    $      457
   Corporate bonds and obligations                                       688,952        17,292         12,149       694,095
   Mortgage-backed securities                                            340,674         4,804          2,877       342,601
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                       $1,030,059       $22,131        $15,037    $1,037,153
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $       76       $   103        $    --    $      179
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:
                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $   92,755    $   94,496
Due from one to five years                                 164,837       171,497
Due from five to ten years                                 321,846       323,561
Due in more than ten years                                 109,947       104,998
Mortgage-backed securities                                 340,674       342,601
                                                           -------       -------
Total                                                   $1,030,059    $1,037,153
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                         Gross          Gross
                                                                        Amortized      unrealized     unrealized      Fair
Held-to-maturity                                                          cost            gains         losses        value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,299        $   40         $   25      $  2,314
   Corporate bonds and obligations                                       363,322         8,013          9,667       361,668
   Mortgage-backed securities                                             40,195           263             13        40,445
                                                                          ------           ---             --        ------
Total fixed maturity securities                                         $405,816        $8,316         $9,705      $404,427
                                                                        ========        ======         ======      ========

                                                                                          Gross         Gross
                                                                         Amortized     unrealized    unrealized        Fair
Available-for-sale                                                         cost           gains        losses          value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,053        $  185        $    --      $  2,238
   State and municipal obligations                                           105             2             --           107
   Corporate bonds and obligations                                       373,603         6,447         22,462       357,588
   Mortgage-backed securities                                            178,691         2,396          2,582       178,505
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                         $554,452        $9,030        $25,044      $538,438
                                                                        ========        ======        =======      ========
Common stocks                                                           $  1,571        $   --        $   285      $  1,286
                                                                        ========        ======        =======      ========

At December 31, 2001, bonds carried at $300 were on deposit with the state of New York as required by law.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 87 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $129 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $  374,228      $223,368
Aaa/AA                                                         --         3,000
Aa/AA                                                      17,727        16,084
Aa/A                                                       22,258        26,649
A/A                                                       157,143       147,290
A/BBB                                                      56,340        48,993
Baa/BBB                                                   340,542       338,430
Baa/BB                                                     12,795        17,670
Below investment grade                                     49,026       138,784
                                                           ------       -------
Total                                                  $1,030,059      $960,268
                                                       ==========      ========

At December 31, 2001, approximately 91 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturity securities classified as held-to-maturity were sold with amortized cost of $nil and $790, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,457 and $27,383, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $7,197 and ($16,299), respectively, with the $23,496 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $7,141. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $40,706.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $24,110 of these losses are included in Net realized (losses) gains on investments and approximately $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $2,921. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 10 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                December 31, 2001        December 31, 2000
                           On balance       Funding    On balance     Funding
Region                        sheet       commitments     sheet     commitments
West North Central          $ 15,978         $--       $ 19,409        $--
East North Central            21,337          --         24,249         --
South Atlantic                22,402          --         27,926         --
Middle Atlantic               14,362          --         16,937         --
Pacific                        6,466          18          6,614         --
Mountain                      30,522          --         34,475         --
New England                    7,354          --          7,564         --
East South Central             7,089          --          7,250         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

                                December 31, 2001         December 31, 2000
                           On balance       Funding    On balance     Funding
Property type                 sheet       commitments     sheet     commitments
Apartments                  $ 40,395         $18       $ 49,180        $--
Department/retail stores      41,102          --         45,917         --
Office buildings              18,754          --         21,144         --
Industrial buildings          14,218          --         16,169         --
Nursing/retirement             4,178          --          4,954         --
Medical buildings              6,863          --          7,060         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The Company recognized $nil, $nil and $2 of interest income related to impaired mortgage loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                             2001          2000          1999
Balance, January 1                          $303         $1,200        $1,500
Provision for mortgage loan losses           502           (897)         (300)
                                             ---           ----          ----
Balance, December 31                        $805         $  303        $1,200
                                            ====         ======        ======

Sources of investment income and realized (losses) gains on investments
Net investment income for the years ended December 31 is summarized as follows:

                                            2001          2000           1999
Interest on fixed maturities             $69,566        $76,859       $78,342
Interest on mortgage loans                10,682         11,954        12,895
Interest on cash equivalents                  99          1,069           350
Other                                       (999)         2,333         4,764
                                            ----          -----         -----
                                          79,348         92,215        96,351
Less investment expenses                     176            724           837
                                             ---            ---           ---
Total                                    $79,172        $91,491       $95,514
                                         =======        =======       =======

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                            2001           2000          1999
Available-for-sale securities           $(25,925)         $ (57)       $1,086
Mortgage loans on real estate               (501)           896           300
                                            ----            ---           ---
Total                                   $(26,426)          $839        $1,386
                                        ========           ====        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                            2001          2000           1999
Federal income taxes:
Current                                  $ 8,098        $19,245       $16,426
Deferred                                  (4,763)         1,898         2,196
                                          ------          -----         -----
                                           3,335         21,143        18,622
State income taxes-current                 1,350          1,180           619
                                           -----          -----           ---
Income tax expense                       $ 4,685        $22,323       $19,241
                                         =======        =======       =======

Income tax expense (benefit) differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                                  2001                     2000                   1999
                                                           Provision    Rate        Provision    Rate     Provision  Rate
Federal income taxes based on the statutory rate            $4,445      35.0%       $21,842      35.0%    $20,148     35.0%
Tax-excluded interest and dividend income                     (258)     (2.0)          (207)     (0.3)       (509)    (0.9)
State tax, net of federal benefit                              878       6.9            767       1.2         402      0.7
Other, net                                                    (380)     (3.0)           (79)     (0.1)       (800)    (1.4)
                                                              ----      ----            ---      ----        ----     ----
Total income taxes                                          $4,685      36.9%       $22,323      35.8%    $19,241     33.4%
                                                            ======      ====        =======      ====     =======     ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                          2001           2000
Deferred income tax assets:
   Policy reserves                                      $26,912       $28,469
   Investments                                           10,431         6,395
   Other                                                  4,742         4,738
                                                          -----         -----
Total deferred income tax assets                         42,085        39,602
                                                         ------        ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                     43,393        40,118
   Investments                                            2,474            --
                                                          -----        ------
Total deferred income tax liabilities                    45,867        40,118
                                                         ------        ------
Net deferred income tax liabilities                     $ 3,782       $   516
                                                        =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $151,649 and $166,503 as of December 31, 2001 and 2000, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant.

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $26, $23 and $27 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $48, $106 and $218, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2001, 2000 and 1999 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2001, 2000 and 1999, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $975 and $1,446, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2001, 2000 and 1999 were $nil, $nil and $96, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $19,919, $17,108 and $13,042 , for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $2,814 payable to and $907 receivable from, respectively, IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,534,603 and $5,974,025 respectively, of which $675,563 and $332,556 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $nil, $150 and $150 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $1,700 and $nil in 2001, 2000 and 1999, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,608, $3,125 and $2,873 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $924, $473 and $473 for the years ended December 31, 2001, 2000 and 1999, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $186,119 and $210,666 at December 31, 2001 and 2000, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2001, 2000 and 1999, and an increase in liabilities for future policy benefits of $4,301 related to this agreement for the year ended December 31, 2001. As of December 31, 2000 and 1999, there were decreases in liabilities for future policy benefits of $1,334 and $1,277, respectively.

At December 31, 2001, the Company had $18 of commitments to fund mortgage loans. There were no such commitments at December 31, 2000 (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                 2001                         2000
                                                                        Carrying         Fair        Carrying         Fair
Financial Assets                                                          value          value         value          value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  405,816    $  404,427
   Available-for-sale securities                                       1,037,153     1,037,153        538,438       538,438
Common stocks                                                                179           179          1,286         1,286
Mortgage loans on real estate                                            124,705       130,920        144,121       148,119
Cash and cash equivalents                                                 17,365        17,365         39,213        39,213
Separate account assets                                                1,418,527     1,418,527      1,667,031     1,667,031
                                                                       ---------     ---------      ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                            $  679,593    $  662,166     $  679,446    $  660,663
Separate account liabilities                                           1,244,282     1,201,652      1,461,266     1,411,203
                                                                       ---------     ---------      ---------     ---------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $91,143 and $85,154 , respectively, and policy loans of $5,754 and $6,174, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $174,245 and $205,765, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                          2001          2000          1999
Net income, per accompanying financial statements                                      $ 8,016        $40,083       $38,324
Deferred policy acquisition costs                                                       (9,584)        (9,406)       (6,015)
Adjustments of future policy benefit liabilities                                        (3,064)        (1,657)       (4,615)
Deferred income tax (benefit) expense                                                   (4,763)         1,898         2,196
Provision (reduction) for losses on investments                                         (1,314)           817          (161)
Interest maintenance reserves gain/loss transfer and amortization                        5,797           (126)         (154)
Adjustment to separate account reserves                                                 (3,636)          (408)        5,498
Other, net                                                                                 552            486           766
                                                                                           ---            ---           ---
Statutory-basis net (loss) income                                                      $(7,996)       $31,687       $35,839
                                                                                       =======        =======       =======

                                                                                          2001          2000          1999
Stockholder's equity, per accompanying financial statements                          $ 316,463      $ 309,535     $ 279,810
Deferred policy acquisition costs                                                     (155,996)      (146,035)     (136,229)
Adjustments of future policy benefit liabilities                                         6,165          4,609         2,845
Deferred income tax liabilities (assets)                                                 3,782            516        (3,881)
Asset valuation reserve                                                                (11,195)       (16,421)      (16,164)
Adjustments of separate account liabilities                                             57,677         61,313        61,721
Adjustments of investments to amortized cost                                            (7,094)        17,467        23,440
Premiums due, deferred and in advance                                                    1,383          1,433         1,485
Deferred revenue liability                                                               5,102          4,100         3,021
Reserves for mortgage loan losses                                                          805            304         1,200
Non-admitted assets                                                                     (2,772)        (6,067)         (421)
Interest maintenance reserve                                                             2,515         (3,282)       (3,155)
Other, net                                                                             (12,911)        (8,683)       (5,416)
                                                                                       -------         ------        ------
Statutory-basis capital and surplus                                                  $ 203,924      $ 218,789     $ 208,256
                                                                                     =========      =========     =========

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251

WEB SITE ADDRESS:
americanexpress.com

                                                                 S-6185 H (5/02)

(REG2)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company of New York provide that:

     To the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made, a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorney's fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 205 OF THE
               NATIONAL SECURITIES MARKET IMPROVEMENT ACT OF 1996

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                    REPRESENTATIONS PURSUANT TO RULE 6e-3 (T)

This filing is made pursuant to Rule 6c-3 and 6e-3 (T) under the Investment Company Act of 1940.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4
                    TO REGISTRATION STATEMENT NO. 333-42257

This Post-Effective Amendment No. 4 to Registration Statement No. 333-42257 comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of 105 pages.

         The undertakings to file reports.

         The signatures.

         The following exhibits:

1.       A.    Copies of all exhibits  required by  paragraph A of  instructions for Exhibits in Form N-8B-2 to the Registration Statement.

               (1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as
                    Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

               (2)  Not applicable.

               (3)  (a)    Not applicable.

                    (b)    (1)  Form of Explanation of New York Sales Agreement*

                           (2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc.*

                           (3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York*

                           (4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement.*

                           (5) Form of District Manager's Rider to Personal Financial Planner's Agreement.*

                           (6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement.*

                           (7) Form of Division Manager's Agreement with IDS Financial Services Inc.*

                           (8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc.*

                           (9) Form of Field President Agreement with American Express Financial Advisors Inc.**

                           (10) Form of Recruiting and Training Manager License
                                Agreement with IDS Life Insurance Company of
                                New York.**

                           (11) Form of Group Vice President Agreement with
                                American Express Financial Advisors Inc.**

                           (12) Form of IDS Paraplanner License Agreement with
                                IDS Life Insurance Company of New York.**

                    (c)    Schedules of Sales Commissions****

               (4)      Not applicable.

               (5)      Flexible Premium Survivorship Variable Life Insurance
                        Policy.**

               (6)      (a)  Certificate of Incorporation  of IDS Life Insurance
                             Company of New York, dated July 23, 1957.*

                        (b) Amended By-Laws of IDS Life Insurance Company of New York.*

               (7)      Not applicable.

               8.1 Form of Investment Management and Services Agreement dated December 17, 1985, between IDS Life of New York and IDS Life of New York Series Fund, Inc.*

               8.2      Form of Investment  Advisory  Agreement dated
                        July 11, 1984, between IDS Life of New York and
                        IDS Financial Services Inc. relating to the Variable Account.*

               8.3      Addendum to Investment Management and Services
                        Agreement.***

               8.4      Addendum to Investment Advisory Agreement.***

               8.5 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.6 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.7 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.8(a) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors
                        Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.8(b)   Copy  of  Amendment   dated  December  10,  2001  to
                        Participation Agreement between IDS Life Insurance Company of New York and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated October 7, 1996, filed electronically as Exhibit 8.4(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(a)   Copy  of  Participation   Agreement  among  Variable
                        Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                        Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(b)   Copy  of  Participation   Agreement  among  Variable
                        Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                        Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 4 to
                        Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(e)   Copy of  Amendment  No.  2  dated  June  29,  2001 to
                        Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(e) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(f)   Copy of  Amendment  No.  2  dated  June  29,  2001 to
                        Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 4 to
                        Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(g) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 4 to
                        Registration Statement No. 333-91691 is incorporated herein by reference.

               8.10 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.11(a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                        Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.11(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company of New York dated September 29, 2000, filed electronically as Exhibit 8.9(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.12(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.12(b)  Copy  of   Amendment   dated   June  29,   2001  to
                        Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company of New York dated September 29, 2000, filed electronically as
                        Exhibit 8.10(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.13(a) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.14 Copy of Amendment 1 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company of New York dated October 7, 1996, filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.15 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               (9)  None.

               (10) (a) Application form for the Flexible Premium Survivorship Variable Life Insurance Policy.**

                    (b) Application form for Life and Disability Income Insurance.**

               (11) IDS Life  Insurance  Company  of New York's  Description  of
                    Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies.***

         B.    (1)  Not applicable.

               (2)  Not applicable.

         C.    Not applicable.

2.       Opinion of counsel is filed electronically herewith.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial Opinion of Mark Gorham, F.S.A, M.A.A.A., Vice President
         - Insurance Product Development is filed electronically herewith.

7. Written actuarial consent of Mark Gorham, F.S.A, M.A.A.A., Vice President - Insurance Product Development is filed electronically herewith.

8. Written auditor consent of Ernst & Young LLP is filed electronically herewith.

9. Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001 filed electronically as Exhibit 9 to Post-Effective Amendment No. 3 to Registration Statement No. 333-42257 is incorporated herein by reference.

* All of these exhibits are incorporated by reference to Amendment No. 3 to the Registration Statement to form N-8B-2 File No. 811-05213.

** All of these exhibits are incorporated by reference to Amendment No. 4 to the Registration Statement to form N-8B-2 File No. 811-05213.

*** All of these exhibits are incorporated by reference to the original Registration Statement to form S-6, File No. 333-42257

**** All of these exhibits are incorporated by reference to Pre-Effective No. 1 to the Registration Statement to Form S-6, File No. 333-42257.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the ____ day of April, 2002.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/   Timothy V. Bechtold
                         -----------------------------------------------------
                                  Timothy V. Bechtold
                                  Director, President and Chief Executive
                                  Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the ___ day of April, 2002:

Signature                                Title

/s/  Timothy V. Bechtold*              Director, President and Chief
------------------------------------   Executive Officer
     Timothy V. Bechtold

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer and
     Maureen A. Buckley                Claims Officer

                                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                  Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                  Director, General Counsel and Secretary
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*               Director
------------------------------------
     Thomas R. McBurney

/s/  Edward J. Muhl*                   Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*               Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
------------------------------------
     Stephen P. Norman

/s/  Richard M. Starr*                 Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*              Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                   Vice President and Treasurer
------------------------------------
     David L. Yowan

*  Signed  pursuant  to  Power  of  Attorney  dated  April  25,  2001,   filed
   electronically  as  Exhibit  9  to   Post-Effective   Amendment  No.  3  to
   Registration Statement 333-42257 is incorporated herein by reference.

By:


/s/ Mary Ellyn Minenko
---------------------------------
    Mary Ellyn Minenko
    Counsel